UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

3/31/08 Annual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-ANN

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

.

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Top five industries (i)
Healthcare Revenue – Hospitals	15.7%
Water & Sewer Utility Revenue	14.4%
Universities – Colleges	12.1%
Utilities – Municipal Owned	10.8%
General Obligations – General Purpose	8.8%

Credit quality of bonds (r)
AAA	59.5%
AA	10.1%
A	10.6%
BBB	12.8%
B	0.2%
Not Rated	6.8%

Portfolio facts
Average Duration (d)(i)	7.4
Average Life (i)(m)	13.8 yrs.
Average Maturity (i)(m)	16.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® Arkansas Municipal Bond Fund

Top five industries (i)
Universities – Colleges	18.0%
Water & Sewer Utility Revenue	12.0%
General Obligations – General Purpose	11.4%
Healthcare Revenue – Hospitals	8.8%
Utilities – Municipal Owned	8.4%

Credit quality of bonds (r)
AAA	58.7%
AA	13.1%
A	8.8%
BBB	9.7%
BB	0.2%
B	0.2%
Not Rated	9.3%

Portfolio facts
Average Duration (d)(i)	7.5
Average Life (i)(m)	13.3 yrs.
Average Maturity (i)(m)	15.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	16.7%
Healthcare Revenue – Hospitals	14.1%
General Obligations – General Purpose	12.7%
State & Local Agencies	12.5%
Water & Sewer Utility Revenue	8.1%

Credit quality of bonds (r)
AAA	36.2%
AA	10.5%
A	22.9%
BBB	18.3%
B	0.6%
C	0.1%
Not Rated	11.4%

Portfolio facts
Average Duration (d)(i)	9.1
Average Life (i)(m)	16.5 yrs.
Average Maturity (i)(m)	19.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Top five industries (i)
Water & Sewer Utility Revenue	18.6%
Healthcare Revenue – Hospitals	17.2%
Transportation – Special Tax	9.2%
General Obligations – Schools	7.9%
General Obligations – General Purpose	7.2%

Credit quality of bonds (r)
AAA	48.4%
AA	17.2%
A	13.0%
BBB	11.0%
BB	0.8%
B	0.3%
Not Rated	9.3%

Portfolio facts
Average Duration (d)(i)	7.9
Average Life (i)(m)	14.2 yrs.
Average Maturity (i)(m)	15.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	26.7%
Healthcare Revenue – Hospitals	11.9%
Universities – Colleges	11.7%
General Obligations – Schools	7.3%
Utilities – Municipal Owned	5.4%

Credit quality of bonds (r)
AAA	41.0%
AA	26.0%
A	20.2%
BBB	7.4%
BB	0.3%
B	0.4%
Not Rated	4.7%

Portfolio facts
Average Duration (d)(i)	8.3
Average Life (i)(m)	15.3 yrs.
Average Maturity (i)(m)	17.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.3%
Universities – Colleges	16.1%
General Obligations – Improvement	10.7%
Water & Sewer Utility Revenue	7.5%
General Obligations – General Purpose	6.8%

Credit quality of bonds (r)
AAA	35.7%
AA	17.6%
A	20.0%
BBB	15.9%
BB	0.8%
B	0.2%
Not Rated	9.8%

Portfolio facts
Average Duration (d)(i)	7.7
Average Life (i)(m)	15.2 yrs.
Average Maturity (i)(m)	16.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond‘s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio‘s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody‘s Investors Service. If not rated by Moody‘s, the rating will be that assigned by Standard & Poor‘s. Likewise, if not assigned a rating by Standard & Poor‘s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Top five industries (i)
Universities – Colleges	20.3%
General Obligations – General Purpose	14.2%
Healthcare Revenue – Hospitals	12.1%
General Obligations – Improvement	7.4%
Water & Sewer Utility Revenue	7.1%

Credit quality of bonds (r)
AAA	33.5%
AA	21.6%
A	12.6%
BBB	16.5%
BB	1.3%
B	0.2%
Not Rated	14.3%

Portfolio facts
Average Duration (d)(i)	6.9
Average Life (i)(m)	11.8 yrs.
Average Maturity (i)(m)	15.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond‘s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio‘s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody‘s Investors Service. If not rated by Moody‘s, the rating will be that assigned by Standard & Poor‘s. Likewise, if not assigned a rating by Standard & Poor‘s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market Environment

The U.S. economy and financial markets experienced deterioration and heightened volatility over the reporting period. U.S. economic growth slowed significantly in the fourth quarter of 2007 and the domestic economy continued to be buffeted by headwinds as we entered 2008. These challenges included continued weakness in the housing market, subdued corporate investment, signs of a weaker job market, and a tighter credit environment as banks sought to repair balance sheets. While reasonably resilient, parts of the global economy and financial system experienced some spillover from the U.S. slowdown. Japanese growth slowed over the reporting period and European financial markets were adversely affected by U.S. mortgage and structured product losses.

In the face of this financial and economic turmoil, most global central banks were forced to inject liquidity and to reassess their tightening biases as government bond yields declined and credit spreads widened. Late in the reporting period, the U.S. Federal Reserve Board began an aggressive rate cutting campaign, while the U.S. federal government moved quickly to design a modest fiscal stimulus package. Though the Bank of England and the Bank of Canada also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged.

By the end of the reporting period, bond yields and credit spreads implied market expectations of further financial and economic weakening, as well as continued rate cuts by many global central banks. However, global equity markets recorded only a modest decline from third quarter highs.

Factors that affected performance

During the period, duration(d) positioning relative to the benchmark, the Lehman Brothers Municipal Bond Index, had a positive effect on relative performance for all funds except the California and Maryland funds, where the effect was negative, and the Arkansas fund, where the effect was neutral.

Yield curve(y) positioning was also positive for all funds, with the exception of the California Fund, where the effect was negative, and the Arkansas and Maryland funds, where the effect was neutral. In comparison to the benchmark, the negative impact on the California Fund was due to relative exposure to the longer end of the curve (represented by bonds with durations of 11- to 25- years).

Credit quality had a negative effect on all funds except the Florida Fund, where the relative impact was neutral over the reporting period.

Notable detractors came from the credit enhanced and general obligations sectors. These sectors held back relative returns for the Alabama, California, Florida, and Georgia funds. The credit enhanced sector did, however, bolster relative results for the Maryland fund. On the positive side, the health care sector boosted relative performance for the Alabama and Massachusetts funds. Additionally, the housing sector positively affected the Arkansas and Georgia funds.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/08

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary). It is not possible to invest directly in an index.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Alabama Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/90	2.03%	3.43%	4.49%
B	9/07/93	1.27%	2.65%	3.71%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–2.81%	2.42%	3.99%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.62%	2.31%	3.71%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Arkansas Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	2.07%	3.38%	4.48%
B	9/07/93	1.30%	2.58%	3.68%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–2.78%	2.37%	3.98%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.59%	2.24%	3.68%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® California Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/18/85	–1.05%	3.34%	4.50%
B	9/07/93	–1.80%	2.55%	3.69%
C	1/03/94	–1.93%	2.42%	3.57%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–5.75%	2.34%	3.99%
B With CDSC (Declining over six years from 4% to 0%) (x)	–5.58%	2.21%	3.69%
C With CDSC (1% for 12 months) (x)	–2.87%	2.42%	3.57%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Florida Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	–0.08%	3.47%	4.44%
B	9/07/93	–0.73%	2.69%	3.64%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–4.82%	2.46%	3.93%
B With CDSC (Declining over six years from 4% to 0%) (x)	–4.56%	2.35%	3.64%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Georgia Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/06/88	2.43%	3.34%	4.35%
B	9/07/93	1.67%	2.62%	3.61%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–2.43%	2.34%	3.85%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.26%	2.28%	3.61%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Maryland Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.15%	3.07%	4.16%
B	9/07/93	–0.41%	2.42%	3.49%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–4.60%	2.07%	3.65%
B With CDSC (Declining over six years from 4% to 0%) (x)	–4.25%	2.08%	3.49%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Massachusetts Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	4/09/85	1.69%	3.55%	4.45%
B	9/07/93	1.04%	2.88%	3.79%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.14%	2.55%	3.95%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.84%	2.54%	3.79%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.05%	$1,000.00	$1,007.53	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
B	Actual	1.80%	$1,000.00	$1,003.73	$9.02
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07

MFS® ARKANSAS MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.78%	$1,000.00	$1,008.33	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.47%	$1,000.00	$1,004.76	$7.37
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41

Expense Tables – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.74%	$1,000.00	$988.03	$3.68
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.47%	$1,000.00	$984.40	$7.29
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
C	Actual	1.64%	$1,000.00	$983.65	$8.13
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27

MFS® FLORIDA MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.86%	$1,000.00	$996.05	$4.29
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.60%	$1,000.00	$993.29	$7.97
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07

MFS® GEORGIA MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.12%	$1,000.00	$1,013.42	$5.64
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
B	Actual	1.87%	$1,000.00	$1,009.64	$9.40
	Hypothetical (h)	1.87%	$1,000.00	$1,015.65	$9.42

MFS® MARYLAND MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.01%	$1,000.00	$998.42	$5.05
	Hypothetical (h)	1.01%	$1,000.00	$1,019.95	$5.10
B	Actual	1.66%	$1,000.00	$996.05	$8.28
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.08%	$1,000.00	$1,008.12	$5.42
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
B	Actual	1.72%	$1,000.00	$1,004.84	$8.62
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.4%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2026 (c)	$1,000,000	$1,077,560

General Obligations - General Purpose - 8.7%
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	$650,000	$616,526
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,056,409
Gadsden, AL, Warrants, “B”, AMBAC, 5.125%, 2028	1,000,000	1,010,960
Hoover, AL, “B”, 6%, 2017 (c)	500,000	535,880
Houston County, AL, AMBAC, 6.25%, 2019 (c)	750,000	812,078
Mobile County, AL, 6%, 2014 (c)	1,345,000	1,413,649
Puerto Rico Commonwealth, “A”, 5.25%, 2030 (c)	615,000	696,641
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	372,222
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	432,965
		$6,947,330
General Obligations - Improvement - 4.9%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,060,900
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	787,196
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,031,703
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,000,000	1,056,300
		$3,936,099
General Obligations - Schools - 8.2%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,070,735
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,806,228
Phenix City, AL, AMBAC, 5.65%, 2021 (c)	1,500,000	1,640,205
Tuscaloosa, AL, Warrants, 5.7%, 2018 (c)	1,000,000	1,067,560
		$6,584,728
Healthcare Revenue - Hospitals - 15.5%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$720,203
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,503,165
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	467,435
Birmingham Medical Center, East Alabama, Special Health Care Facilities, Eastern Health Systems, “B”, 5%, 2018 (c)	500,000	545,885
Birmingham, AL, Baptist Health Systems, “A” (Baptist Medical Center), 5.625%, 2015	300,000	306,387
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	200,000	167,178
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (a)	1,000,000	995,990

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	$400,000	$394,156
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022 (c)	1,000,000	1,069,680
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026 (c)	1,050,000	1,153,740
Huntsville, AL, Health Care Authority Rev., “A”, MBIA, 5%, 2023	1,000,000	1,013,480
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,026,800
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,074,553
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	439,500
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), “A-2”, MBIA, 0% to 2007, 5% to 2014 (c)	1,135,000	1,248,103
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	213,638
		$12,339,893
Industrial Revenue - Metals - 0.6%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	$500,000	$515,470

Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$414,992

Industrial Revenue - Paper - 3.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$159,996
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	500,000	483,780
Mobile, AL, Industrial Development Board Improvement Rev., “A” (International Paper Co.), 6.35%, 2016	650,000	665,152
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	350,000	356,248
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	720,023
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	512,675
		$2,897,874

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.2%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$880,000	$969,426

Multi-Family Housing Revenue - 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$1,000,000	$1,000,140
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	973,824
Birmingham, AL, Multi-Family Housing Rev., “C” (Beaconview Apartments), 8%, 2030 (d)	395,000	19,750
		$1,993,714
Sales & Excise Tax Revenue - 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$319,098
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	375,976
		$695,074
Single Family Housing - State - 0.7%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$45,000	$44,447
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	465,000	467,846
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	45,000	44,428
		$556,721
State & Local Agencies - 8.7%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,609,172
Alabama Public School & College, Capital Improvement, “A”, 5%, 2019	500,000	513,215
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,043,470
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,078,832
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031	500,000	494,600
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,093,220
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	1,000,000	1,102,930
		$6,935,439
Tax - Other - 1.3%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$1,012,700

Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$430,000	$410,340

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 1.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$775,000	$799,630

Universities - Colleges - 11.9%
Alabama Board of Education Rev., Refunding & Improvement (Southern Union State Community College), MBIA, 5%, 2022	$1,000,000	$1,021,940
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	700,000	678,251
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	998,640
Auburn University, General Fee Rev., FSA, 5%, 2038	1,000,000	990,700
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,376,157
University of Alabama, Birmingham Hospital Rev., “A”, N, 5%, 2041	1,000,000	979,280
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	967,290
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	979,420
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021	525,000	541,401
University of South Alabama, University Rev., N, 5%, 2029	1,000,000	1,006,220
		$9,539,299
Utilities - Municipal Owned - 10.6%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$1,034,290
Guam Power Authority Rev., AMBAC, 5%, 2018	4,500,000	4,521,960
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2031 (c)	875,000	968,336
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	470,592
Southeastern Alabama Gas District Systems Rev., “A”, AMBAC, 5.5%, 2020 (c)	1,000,000	1,086,310
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	395,960
		$8,477,448
Utilities - Other - 1.3%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,020,180

Water & Sewer Utility Revenue - 14.3%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$761,743
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,056,900
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,027,430
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	749,033
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,320,747
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	358,412

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Jasper, AL, Waterworks & Sewer Board, “A”, AMBAC, 5.2%, 2020 (c)	$750,000	$816,893
Limestone County, AL, Water Authority, FGIC, 5.5%, 2026 (c)	2,650,000	2,750,250
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031 (c)	100,000	108,685
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,045,860
		$11,395,417
Total Municipal Bonds (Identified Cost, $77,274,554)		$78,519,334

Floating Rate Demand Notes - 0.3%
Issuer	Shares/Par	Value ($)
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08, at Identified Cost	$200,000	$200,000
Total Investments (Identified Cost, $77,474,554) (k)		$78,719,334

Other Assets, Less Liabilities - 1.4%		1,151,314
Net Assets - 100.0%		$79,870,648

Derivative Contracts at 3/31/08

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$25,654
7/11/28	USD	1,250,000	Citibank	3.695% (fixed rate)	7-Day BMA	2,005
						$27,659

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.7%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 0.6%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$811,808

General Obligations - General Purpose - 11.2%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,273,225
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	1,145,000	1,120,486
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (u)	2,500,000	2,702,500
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,424,140
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2016 (c)	800,000	906,200
Puerto Rico Commonwealth, Public Improvement, “A”, SCIFG, 5%, 2014 (c)	605,000	665,809
Puerto Rico Commonwealth, Public Improvement, “A”, SCIFG, 5%, 2034	395,000	363,566
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,993,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	422,457
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	445,024
		$16,316,507
General Obligations - Improvement - 5.9%
Guam Government, “A”, 5.25%, 2037	$255,000	$216,653
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,470,000	1,552,761
Puerto Rico Municipal Finance Agency, “A”, 5.5%, 2018 (u)	6,500,000	6,865,950
		$8,635,364
General Obligations - Schools - 5.3%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,049,784
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	840,720
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	925,290
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	844,811
Little Rock, AR, School District Construction, “C”, FSA, 5%, 2017	1,000,000	1,037,000
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,056,250
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,385,658
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	565,000	519,659
		$7,659,172

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 8.6%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$542,715
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	4,050,000	4,249,867
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	713,047
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	895,560
Baxter County, AR, Hospital Rev., Refunding & Improvement, “B”, 5.6%, 2009 (c)	1,500,000	1,571,940
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	835,515
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,034,270
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	422,644
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	508,950
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	931,840
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	883,100
		$12,589,448
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$327,858

Industrial Revenue - Paper - 0.6%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$267,635
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	235,785
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	312,210
		$815,630
Multi-Family Housing Revenue - 0.7%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$968,820

Sales & Excise Tax Revenue - 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$9,770,000	$523,086
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	949,339
		$1,472,425

Portfolio of Investments - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - Local - 6.8%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,608,600
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	40,842	41,081
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,810,000	1,810,579
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,102,045
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,392,513
		$9,954,818
Single Family Housing - State - 7.1%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$180,000	$177,835
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	645,000	642,304
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,523,418
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,630,000	1,654,760
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	540,000	541,053
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	665,000	642,330
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	255,000	255,495
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	290,000	276,973
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	925,000	820,059
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	2,150,000	2,156,901
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	435,130
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, 8.375%, 2011 (c)	1,000,000	1,180,220
		$10,306,478
State & Local Agencies - 1.8%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,433,150

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	$175,000	$177,856
		$2,611,006
Tax - Other - 2.9%
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	$2,790,000	$3,240,222
Virgin Islands Public Finance Authority Rev., “A“, 5.5%, 2022	1,000,000	1,005,310
		$4,245,532
Tobacco - 1.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$715,100
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	648,658
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	225,000	214,713
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	277,550
		$1,856,021
Transportation - Special Tax - 2.0%
Puerto Rico Highway & Transportation Authority, “B“, MBIA, 5.875%, 2010 (c)	$2,000,000	$2,170,320
Puerto Rico Highway & Transportation Authority, “G“, 5%, 2023	750,000	749,153
		$2,919,473
Universities - Colleges - 17.7%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,288,459
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	1,000,000	1,067,720
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,437,041
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B“, 5%, 2035	1,000,000	943,040
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	515,705
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,544,383
University of Arkansas, University Construction Rev. (UAMS Campus), “B“, MBIA, 5%, 2026	1,405,000	1,429,349
University of Arkansas, University Construction Rev. (UAMS Campus), “B“, MBIA, 5%, 2027	2,180,000	2,210,389
University of Arkansas, University Construction Rev. (UAMS Campus), “B“, MBIA, 5%, 2034	3,290,000	3,297,172
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,170,396

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	$2,500,000	$2,475,350
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	998,590
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,002,500
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,100,440
University of Central Arkansas, Student Housing Rev., “C”, FGIC, 5%, 2009 (c)	250,000	261,668
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,050,251
		$25,792,453
Universities - Dormitories - 0.3%
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical University Project), “A”, 6%, 2027	$500,000	$480,450

Utilities - Investor Owned - 0.5%
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	$750,000	$736,987

Utilities - Municipal Owned - 8.3%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$469,351
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	2,000,000	1,920,820
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	1,275,000	1,319,906
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,856,860
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,000,000	1,105,430
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	456,948
		$12,129,315
Water & Sewer Utility Revenue - 11.9%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,080
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,053,780

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	$1,315,000	$1,382,551
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2019	2,125,000	2,199,970
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2021 (f)	2,750,000	2,822,600
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	661,072
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,778,280
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	830,400
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,198,392
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,045,860
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	958,700
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	1,000,250
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,264,288
		$17,266,223
Total Municipal Bonds (Identified Cost, $135,272,036)		$137,895,788

Floating Rate Demand Notes - 2.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.17%, due 4/01/08	1,500,000	1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$2,900,000
Total Investments (Identified Cost, $138,172,036) (k)		$140,795,788

Other Assets, Less Liabilities - 3.3%		4,869,463
Net Assets - 100.0%		$145,665,251

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 30 yr (Short)	9	$1,069,172	Jun-08	$14,501

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$51,308

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.7%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,588,373
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	530,000	479,772
Port Oakland, CA, “A”, MBIA, 5%, 2026	3,000,000	2,798,010
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	4,049,680
		$10,915,835
General Obligations - General Purpose - 12.6%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	$3,000,000	$3,210,570
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	6,600,000	7,007,880
Los Angeles, CA, FGIC, 5.25%, 2014 (u)	10,810,000	11,959,535
State of California, 5.125%, 2025	2,000,000	2,014,380
State of California, 5.5%, 2026	2,000,000	2,098,040
State of California, 5.25%, 2029	2,000,000	2,027,920
State of California, 5%, 2031	3,980,000	3,920,658
State of California, 5%, 2032	3,000,000	2,946,120
State of California, AMBAC, 7.2%, 2008	1,600,000	1,600,000
State of California, AMBAC, 6.3%, 2010	3,000,000	3,262,110
State of California, AMBAC, 7%, 2010	2,000,000	2,214,280
State of California, FSA, 5%, 2037 (f)	2,000,000	1,984,680
State of California, Various Purposes, 4.75%, 2034	3,130,000	2,947,584
State of California, Various Purposes, “91”, 5%, 2028	3,000,000	2,977,440
		$50,171,197
General Obligations - Improvement - 0.7%
Citrus, CA, Community College District, Election of 2004, “B”, MBIA, 4.75%, 2031	$2,350,000	$2,235,743
Guam Government, “A”, 5.25%, 2037	815,000	692,440
		$2,928,183
General Obligations - Schools - 16.5%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,500,000	$1,526,550
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,928,204
Campbell, CA, Union High School District, FSA, 5%, 2021	1,280,000	1,321,958
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,265,959
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,023,800
Coast Community College District, CA, Capital Appreciation, Election of 2002, “C”, FSA, 0%, 2033	5,000,000	1,155,000
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,243,140
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	235,600

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	$3,000,000	$661,980
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,359,157
Desert, CA, Community College District, FSA, 0%, 2031	3,315,000	859,712
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,199,353
Glendale, CA, Community College District, Election 2002, “D”, MBIA, 5%, 2031	2,710,000	2,713,631
Glendale, CA, Union School District, “B”, FSA, 5.5%, 2018	4,275,000	4,351,865
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,038,967
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,120,654
Inglewood, CA, Union School District, “A”, FGIC, 6%, 2009 (c)	1,695,000	1,808,701
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)	1,035,000	1,133,542
Live Oak, CA, School District, Santa Cruz County, Election of 2004, “A”, MBIA, 5%, 2033	1,410,000	1,474,099
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	3,079,515
Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)	10,000,000	11,140,400
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	453,082
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,436,163
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	1,974,377
Palm Springs, CA, Union School District, FSA, 4.5%, 2036	1,035,000	925,052
Palos Verdes Peninsula, CA, Capital Appreciation, “N”, FSA, 0%, 2029	4,405,000	1,304,012
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,518,375
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,037,353
San Gabriel, CA, Union School District, “A”, FSA, 5%, 2024	2,000,000	2,051,460
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,115,000	3,957,313
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,084,877
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,308,323
Santa Clarita, CA, Community College District, Capital Appreciation, Election of 2006, MBIA, 0%, 2033	5,625,000	1,236,600

Portfolio of Investments - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	$1,315,000	$203,233
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	203,210
Shasta, CA, Union High School District, Election 2001, MBIA, 0%, 2027	2,020,000	654,096
Tehachapi, CA, Union School District, “A”, FGIC, 5.625%, 2009 (c)	1,100,000	1,161,479
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	502,452
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,054,380
		$65,707,624
Healthcare Revenue - Hospitals - 13.9%
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,007,420
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,812,740
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	2,008,280
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	977,940
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,610,753
California Municipal Finance Authority, Certificates of Participation (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,678,300
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	2,021,460
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,007,120
California Statewide Communities Development Authority Rev. (Los Angeles Children's Hospital), 5.125%, 2019	4,000,000	3,903,880
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,908,410
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,655,500
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	4,034,320
California Statewide Communities Development Authority Rev., ETM, CHFC, 0%, 2008 (c)	6,345,000	6,299,570
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,585,230
California Statewide Communties Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	4,024,200

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	$1,000,000	$1,084,070
Kaweah Delta Health Care District Rev., 6%, 2012 (c)	2,000,000	2,290,980
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2014 (c)	3,000,000	3,425,070
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	3,000,000	2,677,200
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,870,000	1,705,851
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	846,588
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	205,098
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	500,000	451,415
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	455,000	304,850
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	1,013,060
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,840,360
		$55,379,665
Healthcare Revenue - Long Term Care - 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$1,005,980
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	814,330
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,025,060
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	425,000	428,723
		$3,274,093
Human Services - 0.6%
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	$1,455,000	$1,571,429
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	860,000	769,519
		$2,340,948
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,864,300
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (a)	2,250,000	2,184,210
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,095,788
		$5,144,298

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$892,360
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	939,533
		$1,831,893
Miscellaneous Revenue - Other - 1.1%
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Musuem), 5.25%, 2033	$1,090,000	$1,079,471
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	824,820
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,443,313
		$4,347,604
Multi-Family Housing Revenue - 2.3%
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025 (a)	$6,000,000	$6,029,340
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	3,000,000	3,087,840
		$9,117,180
Parking - 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,090,590

Single Family Housing - Local - 2.7%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,962,182
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	15,000	15,288
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,485,000	2,494,567
California Rural Home Mortgage Finance Authority Rev., “A”, GNMA, 5.75%, 2044	1,980,000	2,009,759
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	25,000	25,139
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	750,000	786,938
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)	2,000,000	2,597,480
		$10,891,353
Single Family Housing - State - 1.6%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$875,000	$414,033
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,680,000	1,167,075
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,308,434
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,608,890
		$6,498,432

Issuer	Shares/Par	Value ($)

Solid Waste Revenue - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,005,180
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,185,911
		$3,191,091
State & Agency - Other - 1.1%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,635,000	$2,960,686
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,580,955
		$4,541,641
State & Local Agencies - 12.3%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$835,000	$1,053,069
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,535,225
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,539,900
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,617,428
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,480,400
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,938,560
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,944,840
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	7,000,000	7,693,630
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,524,800
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,084,630
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,503,169
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	3,100,000	3,311,110
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,764,165
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,919,035
		$48,909,961
Tax - Other - 0.9%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$2,010,620
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,625,968
		$3,636,588

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - 4.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,535,868
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,415,359
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1, AMBAC, 5.8%, 2020	3,500,000	3,577,525
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,500,000	1,454,685
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,003,310
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	734,755
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015	775,000	794,057
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	2,000,000	1,925,400
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,293,938
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, MBIA, 0%, 2026	4,720,000	1,603,242
		$19,338,139
Tobacco - 3.9%
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	$3,930,000	$695,924
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	99,640
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	63,440
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	2,645,000	3,062,407
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,935,000	3,201,410
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	7,064,400
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	674,750
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	5,000,000	657,450
		$15,519,421
Toll Roads - 0.7%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	$2,500,000	$2,756,975

Issuer	Shares/Par	Value ($)

Universities - Colleges - 7.3%
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	$1,000,000	$320,920
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	944,863
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	2,093,800
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,256,725
California Educational Facilities Authority Rev. (Pomona College), “B”, 5.875%, 2009 (c)	2,000,000	2,116,020
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,355,249
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	665,909
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,183,697
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,309,500
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	830,000	913,315
California Educational Facilities Authority Rev., Unrefunded, “B”, 6.625%, 2020	170,000	187,065
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,981,080
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,025,130
Chabot Las Positas, CA, Community College, Capital Appreciation, “C”, AMBAC, 0%, 2036	3,800,000	723,862
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,464,400
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	582,885
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,172,081
Long Beach, CA, Industrial Development Rev. (CSU Foundation), “A”, 5.25%, 2023	1,450,000	1,463,152
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	3,000,000	1,092,990
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	653,500
University of California, “J”, FSA, 4.5%, 2035	3,000,000	2,716,020
		$29,222,163
Universities - Dormitories - 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,802,640

Universities - Secondary Schools - 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,175,300
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	945,000	949,706
Los Angeles, CA, COP, 5.7%, 2018	1,900,000	1,939,938
		$4,064,944

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 1.5%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,589,250
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,295,800
		$5,885,050
Utilities - Municipal Owned - 1.5%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,523,688
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,244,703
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	935,378
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	814,104
Virgin Islands Water & Power Authority Rev., 5.3%, 2018	250,000	245,718
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	1,007,610
		$5,771,201
Utilities - Other - 0.9%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$3,915,000	$3,539,512

Water & Sewer Utility Revenue - 8.0%
California Department of Water Resources, Central Valley Project Rev., “X”, FGIC, 5%, 2029	$2,000,000	$2,011,420
California Department of Water Resources, Water Systems Rev., 7%, 2012	1,090,000	1,276,216
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)	405,000	478,050
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,042,870

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	$1,065,000	$1,179,179
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,939,360
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,861,350
Lodi, CA, Wastewater Systems Revenue, FSA, 5%, 2032	1,000,000	993,010
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XCLA, 5%, 2034	2,000,000	1,893,400
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)	10,000,000	11,435,500
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,655,978
		$31,766,333
Total Municipal Bonds (Identified Cost, $408,745,804)		$409,584,554

Floating Rate Demand Notes - 0.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$900,000	$900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.17%, due 4/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.17%, due 4/01/08	700,000	700,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$1,700,000
Total Investments (Identified Cost, $410,445,804) (k)		$411,284,554

Other Assets, Less Liabilities - (3.3)%		(13,083,808)
Net Assets - 100.0%		$398,200,746

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	25	$2,969,922	Jun-08	$40,280

At March 31, 2008, the fund had sufficient cash and /or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.3%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$1,005,330
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,044,180
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	500,000	510,555
		$2,560,065
General Obligations - General Purpose - 7.1%
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	$2,000,000	$2,141,380
Florida Department of Transportation, 5%, 2017	2,000,000	2,050,340
		$4,191,720
General Obligations - Schools - 7.7%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$2,600,000	$3,054,480
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	520,048
Florida Board of Education, Public Education, “J”, 5%, 2032	1,000,000	990,240
		$4,564,768
Healthcare Revenue - Hospitals - 16.9%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$450,000	$454,649
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	250,000	278,565
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,198,030
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	428,268
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	118,908
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	1,000,900
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	699,615
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c)	480,000	506,126
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,523
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	529,955
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	500,000	563,440
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	254,630

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	$500,000	$526,625
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	1,000,000	1,119,210
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	573,530
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	489,370
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	304,287
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	885,000	887,593
		$9,954,224
Healthcare Revenue - Long Term Care - 0.8%
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	$300,000	$244,491
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	250,000	224,598
		$469,089
Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$325,365

Industrial Revenue - Chemicals - 1.2%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$520,010
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	184,528
		$704,538
Industrial Revenue - Environmental Services - 0.5%
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	$300,000	$293,286

Industrial Revenue - Other - 1.1%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	$160,000	$169,352
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	487,130
		$656,482
Industrial Revenue - Paper - 1.0%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$562,505

Portfolio of Investments - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Entertainment & Tourism - 1.7%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$1,027,990

Miscellaneous Revenue - Other - 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$125,204
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	183,828
		$309,032
Multi-Family Housing Revenue - 3.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$444,575
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), “D-1”, MBIA, 5.5%, 2010 (c)	500,000	546,480
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	980,000	979,236
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	100,000	101,198
		$2,071,489
Sales & Excise Tax Revenue - 3.9%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$492,960
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	1,012,220
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	816,320
		$2,321,500
Single Family Housing - Local - 0.8%
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	$24,000	$24,222
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,846
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	45,167
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	365,000	363,657
		$458,892
Single Family Housing - State - 1.4%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$965,000	$848,660

Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,368

Issuer	Shares/Par	Value ($)

State & Local Appropriation - 1.7%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$1,023,720

Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$127,195

Tax Assessment - 4.2%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$195,000	$175,471
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	200,000	149,216
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	127,461
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	190,000	184,413
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	225,000	213,482
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,833
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	100,000	97,949
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	105,000	104,196
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	79,486
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	35,000	34,503
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	141,912
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	140,000	119,640
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	105,000	93,553
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	95,000	91,250
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	85,000	78,493
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	75,000	74,936
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	59,604
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	189,796
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	144,159
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	135,000	128,575
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	141,844
		$2,479,772

Portfolio of Investments - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 3.2%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$500,000	$461,732
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,050,000	923,874
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	232,365
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2030	250,000	243,168
		$1,861,139
Transportation - Special Tax - 9.1%
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020	$5,000,000	$5,349,550

Universities - Colleges - 1.1%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$629,081

Universities - Dormitories - 3.8%
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	$1,185,000	$1,207,302
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	1,032,120
		$2,239,422
Universities - Secondary Schools - 0.3%
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	$200,000	$185,186

Utilities - Investor Owned - 0.9%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$502,645

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 1.7%
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024	$250,000	$254,200
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	720,000	725,321
		$979,521
Water & Sewer Utility Revenue - 18.2%
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018	$1,125,000	$1,184,411
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	1,000,000	1,026,610
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028	2,000,000	1,994,980
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	1,000,000	1,001,120
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032 (f)	1,500,000	1,501,425
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,014,380
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	954,530
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,070,030
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,000,000	989,340
		$10,736,826
Total Investments (Identified Cost, $57,080,852) (k)		$57,634,030

Other Assets, Less Liabilities - 2.3%		1,367,418
Net Assets - 100.0%		$59,001,448

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	3	$356,391	Jun-08	$4,833

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$25,654

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.0%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$748,020
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	737,145
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,012,650
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	324,996
		$2,822,811
General Obligations - General Purpose - 2.8%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$497,280
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,048,510
		$1,545,790
General Obligations - Improvement - 2.9%
Guam Government, “A”, 5.25%, 2037	$100,000	$84,962
Paulding County, GA (Courthouse Government Complex), FGIC, 5%, 2032	500,000	500,320
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,000,000	1,062,820
		$1,648,102
General Obligations - Schools - 7.2%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$498,197
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	811,058
Fulton County, GA, School District, 6.375%, 2010	1,535,000	1,593,821
Wilkes County, GA, School District, 5%, 2024	1,115,000	1,145,707
		$4,048,783
Healthcare Revenue - Hospitals - 11.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$969,600
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	354,137
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	179,792
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev., Anticipation Certificates, AMBAC, 5.25%, 2023	750,000	786,128
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	314,255

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), 5.5%, 2011 (c)	$500,000	$540,005
Houston County, GA, Hospital Authority Rev., Anticipation Certificates, 5.25%, 2042	500,000	469,780
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	150,000	150,350
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,033,380
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	503,315
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	300,000	273,891
		$6,574,633
Healthcare Revenue - Long Term Care - 0.7%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$135,386
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), “A”, 5%, 2027	150,000	122,633
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	149,756
		$407,775
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$487,040

Industrial Revenue - Other - 1.6%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$758,865
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	156,589
		$915,454
Industrial Revenue - Paper - 2.4%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$132,768
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	134,912
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	1,000,000	1,054,610
		$1,322,290

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 2.4%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, 5%, 2032 (a)	$500,000	$465,335
Hinesville, GA, Leased Housing Corp., “A“, FHA, 6.7%, 2017	900,000	901,719
		$1,367,054
Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$280,000	$263,183
Single Family Housing - State - 4.1%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,004,520
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A“, 5.6%, 2032	565,000	572,176
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2“, 5.1%, 2022	750,000	740,805
		$2,317,501
State & Agency - Other - 2.8%
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	$335,000	$362,862
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA, (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	172,707
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,058,630
		$1,594,199
State & Local Agencies - 4.0%
Clayton County, GA, Development Authority Rev., “A“, 6.25%, 2009 (c)	$500,000	$537,565
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029	400,000	405,628
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	824,845
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A“, XLCA, 5%, 2029	500,000	487,315
		$2,255,353
Tax - Other - 1.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,014,120

Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B“, 5.6%, 2030	$150,000	$131,543
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	150,000	133,760
		$265,303

Issuer	Shares/Par	Value ($)

Tobacco - 0.6%
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$350,000	$333,998

Transportation - Special Tax - 3.2%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$535,000	$552,002
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	555,000	568,181
Puerto Rico Highway & Transportation Authority, “Y“, 5.5%, 2016 (c)	610,000	701,866
		$1,822,049
Universities - Colleges - 11.5%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$190,285
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	180,540
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	461,935
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	453,130
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,089,358
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A“, 5%, 2031	265,000	265,861
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	486,970
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), “A“, 5.75%, 2017	1,000,000	1,076,410
Fulton County, GA, Development Authority Rev. (Molecular Science Building), MBIA, 5%, 2034	1,000,000	989,890
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	1,000,000	975,280
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	280,000	290,310
		$6,459,969
Universities - Dormitories - 0.9%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A“, 6%, 2021	$500,000	$506,400

Utilities - Municipal Owned - 5.3%
Georgia Municipal Electric Authority Power Rev., “A“, MBIA, 6.5%, 2020	$1,250,000	$1,495,363
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A“, 6.8%, 2012	1,000,000	1,107,020

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	$350,000	$388,409
		$2,990,792
Water & Sewer Utility Revenue - 26.4%
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	$870,000	$858,064
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	500,000	495,700
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,020,940
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035	1,000,000	1,001,530
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,089,420
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	509,527
Dahlonega, GA, Water & Wastewater Rev., “A”, ASSD GTY, 5.5%, 2037	1,000,000	1,008,620
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	546,055
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,200,395

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	$100,000	$110,536
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,389,613
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)	1,000,000	1,067,380
Jackson County, GA, Water & Sewer Authority, “A”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,100,120
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,022,930
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	$1,000,000	$1,007,660
		$14,827,954
Total Investments (Identified Cost, $54,749,235) (k)		$55,790,553

Other Assets, Less Liabilities - 0.8%		466,508
Net Assets - 100.0%		$56,257,061

Derivative Contracts at 3/31/08

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$25,654

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.4%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,003,510

General Obligations - General Purpose - 6.7%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,276,689
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,070,870
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,292,207
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)	2,000,000	2,099,460
		$7,739,226
General Obligations - Improvement - 10.6%
Howard County, MD, “B”, 0%, 2008	$1,000,000	$993,260
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2013 (c)	2,000,000	2,207,620
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	80,000	84,757
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	2,000,000	2,112,600
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027	930,000	948,442
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028	980,000	996,444
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029 (f)	1,025,000	1,039,719
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,737,515
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,177,256
		$12,297,613
Healthcare Revenue - Hospitals - 19.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	$1,000,000	$1,000,870
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health Systems), “A”, FSA, 5%, 2023	1,000,000	1,024,700
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,003,050
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	998,520
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	256,762
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	815,717

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	$750,000	$662,175
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	877,150
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	1,085,000	1,111,865
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	759,667
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	719,978
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), “A”, 5.125%, 2034	1,000,000	1,104,550
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	754,104
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	683,587
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	550,525
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	907,260
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,065,040
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,006,830
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	451,355
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	455,240
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), 6.625%, 2010 (c)	1,000,000	1,087,870
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), “B”, AMBAC, 5%, 2024	1,000,000	1,014,660
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	472,790
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), ETM, AMBAC, 5%, 2027 (c)	1,000,000	1,060,230

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, 6.864%, 2022 (p)	$1,400,000	$1,798,188
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	504,195
		$22,146,878
Healthcare Revenue - Long Term Care - 1.4%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$343,824
Howard County, MD, Retirement (Ref-Vantage House Facilities), “B”, 5.25%, 2037	300,000	234,285
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), “A”, 5.4%, 2037	350,000	309,211
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	233,544
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	170,972
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	400,000	384,584
		$1,676,420
Human Services - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$270,000	$270,383
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	528,264
		$798,647
Industrial Revenue - Chemicals - 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, “B”, 6.5%, 2011	$1,500,000	$1,566,195

Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$686,233

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$367,005

Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Maryland Industrial Development Authority Economic Development Rev. (Baltimore Aquarium Project), 5.2%, 2026	$1,000,000	$1,019,100

Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,611,440

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Maryland Economic Development Corp. Rev. (Chesapeake Bay Conference Center), “A”, 5%, 2031	$195,000	$152,260
		$1,763,700
Multi-Family Housing Revenue - 4.9%
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009	$225,000	$225,056
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, 5.875%, 2033	1,500,000	1,519,500
Maryland Community Development Administration, “A”, 5%, 2034	910,000	814,059
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	863,028
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	872,890
Maryland Community Development Administration, “B”, 5%, 2039	500,000	442,760
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	902,530
		$5,639,823
Parking - 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,491,195

Sales & Excise Tax Revenue - 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$314,880

Single Family Housing - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, 7.4%, 2032	$5,000	$5,026
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	30,000	30,026
		$35,052
Single Family Housing - State - 3.1%
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	$860,000	$862,159
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	293,145
Maryland Community Development Administration, “I”, 6%, 2041	920,000	944,095
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,315,987
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	162,050
		$3,577,436

Portfolio of Investments - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - 2.7%
Howard County, MD, COP, 8%, 2019	$805,000	$1,091,435
Howard County, MD, COP, 8%, 2019	385,000	521,991
Howard County, MD, COP, 8%, 2019	680,000	921,958
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	619,263
		$3,154,647
State & Local Agencies - 6.2%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,455,855
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,093,220
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,305,358
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,040,000	3,352,907
		$7,207,340
Tax - Other - 1.7%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$1,005,310
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	1,016,230
		$2,021,540
Tax Assessment - 1.9%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,591,138
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	204,857
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	421,360
		$2,217,355
Tobacco - 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$220,000	$209,942
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2041	400,000	432,004
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	215,000	212,276
		$854,222
Transportation - Special Tax - 1.5%
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	$1,690,000	$1,774,821

Universities - Colleges - 15.8%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2008 (c)	$570,000	$580,334
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	180,000	181,132
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,617,264
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	888,850

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	$850,000	$911,183
Maryland Health & Higher Education (College of Art), 5%, 2030	750,000	705,728
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	943,410
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	506,435
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5.625%, 2027	1,400,000	1,423,534
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,008,960
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,522,176
Montgomery County, MD, Rev. Authority (College Arts Center Project), “A”, 5%, 2027	1,950,000	1,975,428
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,678,875
Morgan State University, MD, Academic, “A”, ETM, MBIA, 0%, 2008 (c)	1,400,000	1,393,014
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,107,040
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	915,200
		$18,358,563
Universities - Dormitories - 2.5%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$927,850
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	1,015,400
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	971,330
		$2,914,580
Universities - Secondary Schools - 0.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$410,450
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	377,656
		$788,106
Utilities - Municipal Owned - 5.6%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,432,341
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,500,000	1,658,145
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.59%, 2008 (c)(n)(v)	1,400,000	1,464,036
		$6,554,522

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 7.4%
Baltimore, MD, Project Rev., Refunding Water Projects, “A”, FGIC, 5.125%, 2032	$1,000,000	$982,890
Baltimore, MD, Rev., LEVRRS, MBIA, 6.593%, 2020 (p)	3,000,000	3,825,420
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,275,140
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	115,000	119,540
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,022,930
		$8,625,384
Total Municipal Bonds (Identified Cost, $114,586,703)		$116,593,993

Floating Rate Demand Notes - 0.2%
Issuer	Shares/Par	Value ($)
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08, at Identified Cost	$200,000	$200,000
Total Investments (Identified Cost, $114,786,703) (k)		$116,793,993

Other Assets, Less Liabilities - (0.6)%		(747,055)
Net Assets - 100.0%		$116,046,938

Derivative Contracts at 3/31/08

Futures Contracts Outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	7	$831,578	Jun-08	$11,278

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
7/09/23	USD	1,000,000	Merrill Lynch Capital Services	7-Day BMA	3.581% (fixed rate)	$(3,936)
8/06/28	USD	3,000,000	Merrill Lynch Capital Services	7-Day BMA	3.673% (fixed rate)	7,450
						$3,514

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.0%
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	$3,000,000	$2,995,501
Massachusetts Port Authority Rev., “C”, 6%, 2010 (c)	1,000,000	1,072,660
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,569,179
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	550,000	703,065
		$6,340,405
General Obligations - General Purpose - 14.0%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,872,740
Brookline, MA, 5.375%, 2019	1,800,000	1,869,606
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,601,800
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	765,000	789,465
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,774,070
Lynn, MA, AMBAC, 5.125%, 2018	3,690,000	3,778,892
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,218,370
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,072,510
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,618,320
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	80,099
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	620,000	702,305
Puerto Rico Commonwealth, “A”, 5.25%, 2030	380,000	367,388
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	663,860
Salisbury, MA, MBIA, 5.25%, 2012 (c)	2,790,000	3,069,977
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,047,930
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,042,020
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,402,910
		$29,972,262
General Obligations - Improvement - 7.3%
Guam Government, “A”, 5.25%, 2037	$395,000	$335,600
Massachusetts Bay Transportation Authority, Transit Improvements, 6.2%, 2016 (u)	9,670,000	11,078,726
Maynard, MA, MBIA, 5.5%, 2021	1,000,000	1,123,080
Worcester, MA, “A”, FSA, 6%, 2010 (c)	2,955,000	3,198,817
		$15,736,223
General Obligations - Schools - 1.9%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,816,853
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)	2,000,000	2,162,660
		$3,979,513

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 12.0%
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	$50,000	$53,239
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	17,071
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,012,500
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,340,145
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	500,000	524,090
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,427
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,751,416
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2012 (c)	210,000	235,295
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	64,488
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	816,339
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,319,413
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,310,000	1,283,027
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,481,130
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	300,000	342,870
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	800,000	801,808
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	1,000,000	1,093,730
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	891,390

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	$45,000	$48,568
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	1,002,745
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	475,000	475,760
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	104,870
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,961,280
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.625%, 2019	2,000,000	2,067,540
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,026,250
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	4,940,554
		$25,675,945
Healthcare Revenue - Long Term Care - 0.7%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$447,030
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	433,265
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	535,830
		$1,416,125
Human Services - 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$1,001,050

Industrial Revenue - Airlines - 1.4%
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016	$1,900,000	$1,961,788
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, MBIA, 5.625%, 2011	1,140,000	1,152,335
		$3,114,123
Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027 (a)	$750,000	$742,350

Issuer	Shares/Par	Value ($)

Industrial Revenue - Environmental Services - continued
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	$1,000,000	$1,034,680
		$1,777,030
Industrial Revenue - Other - 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,718,918
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,141,160
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	582,315
		$4,442,393
Miscellaneous Revenue - Other - 2.8%
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$786,193
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), “A”, AMBAC, 5.375%, 2012 (c)	3,000,000	3,300,810
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), ASSD GTY, 5%, 2024	2,000,000	1,967,100
		$6,054,103
Multi-Family Housing Revenue - 5.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,120,749
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,354,800
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	1,000,000	909,350
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,367,355
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,000,000	918,240
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	655,034
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,170,461
Massachusetts Housing Finance Agency Rev., “P”, 5.1%, 2033	1,565,000	1,424,009
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,296,945
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,475,000	1,496,624
		$12,713,567
Parking - 0.6%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$450,000	$480,892

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Parking - continued
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A“, 6%, 2009 (c)	$500,000	$534,325
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A“, 6%, 2009 (c)	250,000	267,162
		$1,282,379
Sales & Excise Tax Revenue - 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,257,360
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	1,916,320
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,606,680
		$4,780,360
Single Family Housing - State - 2.2%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102“, 5%, 2029	$1,500,000	$1,357,050
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122“, 4.85%, 2031	2,000,000	1,771,700
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128“, FSA, 4.875%, 2038	2,000,000	1,675,060
		$4,803,810
Solid Waste Revenue - 1.1%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A“, 6.7%, 2014	$505,000	$528,937
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A“, 5.6%, 2019	1,925,000	1,897,338
		$2,426,275
State & Agency - Other - 0.7%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,424,350

State & Local Appropriation - 2.6%
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	$5,000,000	$5,514,650

Student Loan Revenue - 0.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “E“, AMBAC, 5%, 2015	$90,000	$90,787
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E“, AMBAC, 5.3%, 2016	1,490,000	1,504,930
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G“, “A“, MBIA, 6.05%, 2017	40,000	40,545
		$1,636,262

Issuer	Shares/Par	Value ($)

Tax - Other - 2.2%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A“, 5.75%, 2018	$320,000	$336,029
Virgin Islands Public Finance Authority Rev., “A“, 5.5%, 2022	2,950,000	2,965,665
Virgin Islands Public Finance Authority Rev., “E“, 5.875%, 2018	1,420,000	1,443,047
		$4,744,741
Tax Assessment - 0.3%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2010 (c)	$370,000	$393,813
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	245,000	248,602
		$642,415
Tobacco - 0.5%
Children‘s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$645,000	$615,511
Children‘s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	382,828
Children‘s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A“, 0%, 2050	2,000,000	99,640
		$1,097,979
Universities - Colleges - 19.9%
Massachusetts College Building Authority Project Rev., “A“, XLCA, 5.25%, 2023	$1,000,000	$1,020,480
Massachusetts College Building Authority Project Rev., “A“, XLCA, 5%, 2043	2,110,000	2,009,543
Massachusetts Develeopment Finance Agency Rev. (Wheelock College), “C“, 5.25%, 2037	1,500,000	1,402,110
Massachusetts Development Finance Agency Rev. (Boston College), “P“, 5%, 2042	2,500,000	2,463,500
Massachusetts Development Finance Agency Rev. (Curry College), “A“, ACA, 5%, 2036	2,000,000	1,676,280
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	990,550
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B“, 6.625%, 2010 (c)	50,000	54,209
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C“, 5.75%, 2013 (c)	1,000,000	1,133,740
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,029,860
Massachusetts Development Finance Agency Rev. (Olin College), “B“, XLCA, 5.25%, 2033	3,000,000	2,909,970
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	992,570
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,278,314

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)	$1,210,000	$1,307,344
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2035	3,000,000	3,027,120
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “D“, AMBAC, 6.05%, 2010 (c)	1,745,000	1,920,582
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester) ,“B“, FGIC, 5.125%, 2019	1,005,000	1,028,688
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester), “B“, FGIC, 5.125%, 2011 (c)	775,000	837,271
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A“, FGIC, 5.625%, 2010 (c)	2,170,000	2,363,325
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A“, FGIC, 5.75%, 2010 (c)	2,395,000	2,615,603
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A“, FGIC, 5.85%, 2010 (c)	1,200,000	1,313,424
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “C“, MBIA, 5.25%, 2012 (c)	3,000,000	3,303,060
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	1,003,120
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), “B“, MBIA, 5.5%, 2011 (c)	3,275,000	3,596,048
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H“, 5%, 2028	1,000,000	1,012,340
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C“, MBIA, 0%, 2009	1,000,000	960,710
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C“, MBIA, 0%, 2010	1,000,000	930,240
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C“, MBIA, 0%, 2011	500,000	447,500
		$42,627,501
Universities - Secondary Schools - 4.9%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,958,516
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	870,590

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Deerfield Academy), “A“, 5%, 2028	$1,000,000	$1,011,880
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,047,420
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	952,870
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	517,995
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	1,014,710
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	1,001,070
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,041,900
		$10,416,951
Utilities - Municipal Owned - 1.0%
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	$725,000	$754,000
Puerto Rico Electric Power Authority, Power Rev., “V“, FSA, 5.25%, 2027	1,365,000	1,427,462
		$2,181,462
Water & Sewer Utility Revenue - 7.1%
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5“, 5.75%, 2017	$25,000	$26,031
Massachusetts Water Pollution Abatement Trust, “10“, 5%, 2014 (c)	855,000	947,135
Massachusetts Water Pollution Abatement Trust, “10“, 5%, 2029	160,000	161,718
Massachusetts Water Pollution Abatement Trust, “10“, 5%, 2034	145,000	145,850
Massachusetts Water Pollution Abatement Trust, “A“, 5%, 2012 (c)	1,435,000	1,563,389
Massachusetts Water Pollution Abatement Trust, “A“, 5%, 2032	75,000	75,371
Massachusetts Water Resources Authority, 6.5%, 2019 (u)	8,020,000	9,526,798
Massachusetts Water Resources Authority, General, Rev., “A“, FGIC, 6%, 2010 (c)	1,000,000	1,089,500
Massachusetts Water Resources Authority, General, Rev., “J“, FSA, 5%, 2023 (f)	500,000	511,280
Springfield, MA, Water & Sewer Commission, General, Rev., “A“, AMBAC, 5%, 2011 (c)	1,000,000	1,092,380
		$15,139,452
Total Municipal Bonds (Identified Cost, $202,535,986)		$210,941,326

Portfolio of Investments – continued

Floating Rate Demand Notes - 0.2%

Issuer	Shares/Par	Value ($)

Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 1.17%, due 4/01/08	$400,000	$400,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	100,000	100,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$500,000
Total Investments (Identified Cost, $203,035,986) (k)		$211,441,326

Other Assets, Less Liabilities - 1.3%		2,715,877
Net Assets - 100.0%		$214,157,203

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 30 yr (Short)	13	$1,544,359	Jun-08	$20,945

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$51,308

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

40

Portfolio of Investments – continued

Portfolio Footnotes:

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded Bond
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(k)	As of March 31, 2008, the following funds held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

Fund	Market Value	% of Market Value
Alabama Fund	$78,519,334	99.75%
Arkansas Fund	137,895,788	97.94%
California Fund	409,584,554	99.59%
Florida Fund	57,634,030	100.00%
Georgia Fund	55,790,553	100.00%
Maryland Fund	116,593,993	99.83%
Massachusetts Fund	210,941,326	99.76%

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,352 and $1,464,036, representing 0.3% and 1.3% of net assets for the Florida Fund and Maryland Fund, respectively.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.	RITES	Residual Interest Tax-Exempt Security
CHFC	California Health Facilities Construction Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
SCIFG	Secondary CDC IXIS Financial Guaranty
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

41

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/08

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets:
Investments –
Identified Cost	$77,474,554	$138,172,036	$410,445,804	$57,080,852
Unrealized appreciation (depreciation)	1,244,780	2,623,752	838,750	553,178
Total investments, at value	$78,719,334	$140,795,788	$411,284,554	$57,634,030
Cash	1,704,945	8,307,691	1,083,753	214,501
Receivable for investments sold	79,677	104,266	868,194	189,516
Receivable for fund shares sold	21,001	1,479,445	643,817	30,450
Interest receivable	1,117,496	1,806,405	5,254,938	1,095,236
Swaps, at value	27,659	51,308	—	25,654
Other assets	1,389	2,127	4,796	1,225
Total assets	$81,671,501	$152,547,030	$419,140,052	$59,190,612

Liabilities:
Distributions payable	$113,215	$230,385	$679,015	$117,422
Payable for daily variation margin on open futures contracts	—	2,391	6,641	797
Payable for investments purchased	—	1,223,355	3,901,421	—
Payable to the holder of the floating rate certificate from trust assets	1,505,905	5,256,625	15,466,609	—
Payable for fund shares reacquired	103,203	54,274	657,384	9,514
Payable to affiliates
Management fee	2,609	4,761	13,013	1,927
Shareholder servicing costs	352	594	15,936	398
Distribution and service fees	2,874	3,991	19,439	789
Administrative services fee	231	317	650	203
Payable for independent trustees’ compensation	9,302	9,009	18,568	8,899
Payable for interest expense and fees	12,926	38,864	73,765	—
Accrued expenses and other liabilities	50,236	57,213	86,865	49,215
Total liabilities	$1,800,853	$6,881,779	$20,939,306	$189,164
Net assets	$79,870,648	$145,665,251	$398,200,746	$59,001,448

Net assets consist of:
Paid-in capital	$77,809,477	$141,915,001	$401,506,527	$58,416,407
Unrealized appreciation (depreciation) on investments	1,272,439	2,689,561	879,030	583,665
Accumulated net realized gain (loss) on investments	766,097	1,089,424	(4,414,735)	53,804
Accumulated undistributed (distributions in excess of) net investment income	22,635	(28,735)	229,924	(52,428)
Net assets	$79,870,648	$145,665,251	$398,200,746	$59,001,448

42

Statements of Assets and Liabilities – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$71,315,476	$138,938,145	$339,099,372	$51,504,407
Class B	8,555,172	6,727,106	31,239,044	7,497,041
Class C	—	—	27,862,330	—
Total net assets	$79,870,648	$145,665,251	$398,200,746	$59,001,448

Shares of beneficial interest outstanding
Class A	7,011,871	14,178,354	60,997,019	5,340,252
Class B	841,264	685,821	5,618,428	777,260
Class C	—	—	4,994,423	—
Total shares of beneficial interest outstanding	7,853,135	14,864,175	71,609,870	6,117,512

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.17	$9.80	$5.56	$9.64
Offering price per share (100/95.25 x net asset value per share)	$10.68	$10.29	$5.84	$10.12

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.17	$9.81	$5.56	$9.65

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.58	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

43

Statements of Assets and Liabilities – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets:
Investments –
Identified Cost	$54,749,235	$114,786,703	$203,035,986
Unrealized appreciation (depreciation)	1,041,318	2,007,290	8,405,340
Total investments, at value	$55,790,553	$116,793,993	$211,441,326
Cash	1,108,482	772,382	11,252,491
Receivable for investments sold	59,516	30,000	119,032
Receivable for fund shares sold	128,034	13,859	217,950
Interest receivable	871,189	1,745,032	3,131,648
Swaps, at value	25,654	7,450	51,308
Other assets	1,089	1,862	2,743
Total assets	$57,984,517	$119,364,578	$226,216,498

Liabilities:
Distributions payable	$73,023	$157,381	$356,021
Payable for daily variation margin on open futures contracts	—	1,859	3,453
Payable for investments purchased	992,560	—	—
Payable to the holder of the floating rate certificate from trust assets	501,245	3,031,575	11,401,909
Payable for fund shares reacquired	98,171	18,106	133,358
Swaps, at value	—	3,936	—
Payable to affiliates
Management fee	1,835	3,793	6,998
Shareholder servicing costs	199	505	2,983
Distribution and service fees	2,083	5,286	9,887
Administrative services fee	200	279	408
Payable for independent trustees’ compensation	10,538	13,338	13,381
Payable for interest expense and fees	2,247	26,319	63,172
Accrued expenses and other liabilities	45,355	55,263	67,725
Total liabilities	$1,727,456	$3,317,640	$12,059,295
Net assets	$56,257,061	$116,046,938	$214,157,203

Net assets consist of:
Paid-in capital	$54,009,200	$113,767,979	$206,621,912
Unrealized appreciation (depreciation) on investments	1,066,972	2,022,082	8,477,593
Accumulated net realized gain (loss) on investments	1,242,752	197,816	(1,024,161)
Accumulated undistributed (distributions in excess of) net investment income	(61,863)	59,061	81,859
Net assets	$56,257,061	$116,046,938	$214,157,203

44

Statements of Assets and Liabilities – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$49,476,699	$103,893,864	$189,804,420
Class B	6,780,362	12,153,074	24,352,783
Total net assets	$56,257,061	$116,046,938	$214,157,203

Shares of beneficial interest outstanding
Class A	4,648,275	9,591,886	17,391,612
Class B	634,710	1,122,550	2,227,792
Total shares of beneficial interest outstanding	5,282,985	10,714,436	19,619,404

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.64	$10.83	$10.91
Offering price per share (100/95.25 × net asset value per share)	$11.17	$11.37	$11.45

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.68	$10.83	$10.93

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

45

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/08

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$4,724,289	$7,365,913	$22,042,644	$3,679,206
Expenses
Management fee	$452,600	$751,381	$2,337,647	$368,384
Distribution and service fees	275,713	192,739	982,125	68,434
Shareholder servicing costs	59,536	89,656	268,874	47,796
Administrative services fee	22,429	30,609	74,522	20,196
Independent trustees’ compensation	4,015	6,094	12,787	3,952
Custodian fee	18,877	26,367	68,649	19,373
Shareholder communications	9,395	10,631	40,656	8,750
Auditing fees	61,253	61,253	61,253	61,253
Legal fees	6,176	5,086	19,437	6,466
Interest expense and fees	218,695	277,166	807,521	198,516
Miscellaneous	40,391	47,314	97,042	39,910
Total expenses	$1,169,080	$1,498,296	$4,770,513	$843,030
Fees paid indirectly	(1,486)	(1,609)	(3,163)	(1,674)
Reduction of expenses by investment adviser	(206,113)	(342,084)	(1,064,554)	(167,764)
Net expenses	$961,481	$1,154,603	$3,702,796	$673,592
Net investment income	$3,762,808	$6,211,310	$18,339,848	$3,005,614

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(155,061)	$2,684	$(2,444,325)	$158,250
Swap transactions	341,681	574,428	(458,153)	(142,283)
Net realized gain (loss) on investments	$186,620	$577,112	$(2,902,478)	$15,967
Change in unrealized appreciation (depreciation)
Investments	$(2,444,290)	$(4,095,398)	$(20,525,890)	$(3,051,830)
Futures contracts	—	14,501	40,280	4,833
Swap transactions	28,679	33,693	(59,332)	(3,044)
Net unrealized gain (loss) on investments	$(2,415,611)	$(4,047,204)	$(20,544,942)	$(3,050,041)
Net realized and unrealized gain (loss) on investments	$(2,228,991)	$(3,470,092)	$(23,447,420)	$(3,034,074)
Change in net assets from operations	$1,533,817	$2,741,218	$(5,107,572)	$(28,460)

See Notes to Financial Statement

46

Statements of Operations – continued

Year ended 3/31/08	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$3,110,015	$6,882,843	$11,014,607
Expenses
Management fee	$314,576	$693,060	$1,191,036
Distribution and service fees	199,885	533,465	937,958
Shareholder servicing costs	41,204	94,995	142,388
Administrative services fee	18,636	29,137	42,732
Independent trustees' compensation	3,896	6,784	11,824
Custodian fee	15,091	24,923	37,455
Shareholder communications	8,016	16,869	19,422
Auditing fees	61,115	61,253	61,253
Legal fees	8,209	7,085	5,624
Interest expense and fees	159,342	170,346	587,357
Miscellaneous	31,730	42,997	54,427
Total expenses	$861,700	$1,680,914	$3,091,476
Fees paid indirectly	(1,546)	(1,517)	(2,579)
Reduction of expenses by investment adviser	(143,258)	(315,620)	(542,394)
Net expenses	$716,896	$1,363,777	$2,546,503
Net investment income	$2,393,119	$5,519,066	$8,468,104

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$986,889	$(309,219)	$(20,671)
Swap transactions	316,899	48,930	389,781
Net realized gain (loss) on investments	$1,303,788	$(260,289)	$369,110
Change in unrealized appreciation (depreciation)
Investments	$(2,390,217)	$(5,044,990)	$(5,403,252)
Futures contracts	—	11,278	20,945
Swap transactions	7,907	(24,746)	27,844
Net unrealized gain (loss) on investments	$(2,382,310)	$(5,058,458)	$(5,354,463)
Net realized and unrealized gain (loss) on investments	$(1,078,522)	$(5,318,747)	$(4,985,353)
Change in net assets from operations	$1,314,597	$200,319	$3,482,751

See Notes to Financial Statements

47

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Year ended 3/31/08

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,762,808	$6,211,310	$18,339,848	$3,005,614
Net realized gain (loss) on investments	186,620	577,112	(2,902,478)	15,967
Net unrealized gain (loss) on investments	(2,415,611)	(4,047,204)	(20,544,942)	(3,050,041)
Change in net assets from operations	$1,533,817	$2,741,218	$(5,107,572)	$(28,460)

Distributions declared to shareholders
From net investment income
Class A	$(3,273,616)	$(6,021,909)	$(16,121,843)	$(2,591,006)
Class B	(348,527)	(290,388)	(1,452,869)	(334,886)
Class C	—	—	(1,056,821)	—
From net realized gain on investments
Class A	(167,292)	(240,997)	—	—
Class B	(20,782)	(13,273)	—	—
Total distributions declared to shareholders	$(3,810,217)	$(6,566,567)	$(18,631,533)	$(2,925,892)
Change in net assets from fund share transactions	$(1,834,102)	$13,021,156	$(22,540,529)	$(12,540,514)
Total change in net assets	$(4,110,502)	$9,195,807	$(46,279,634)	$(15,494,866)

Net assets
At beginning of period	83,981,150	136,469,444	444,480,380	74,496,314
At end of period	$79,870,648	$145,665,251	$398,200,746	$59,001,448
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,635	$(28,735)	$229,924	$(52,428)

See Notes to Financial Statements

48

Statements of Changes in Net Assets – continued

Year ended 3/31/08	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$2,393,119	$5,519,066	$8,468,104
Net realized gain (loss) on investments	1,303,788	(260,289)	369,110
Net unrealized gain (loss) on investments	(2,382,310)	(5,058,458)	(5,354,463)
Change in net assets from operations	$1,314,597	$200,319	$3,482,751

Distributions declared to shareholders
From net investment income
Class A	$(2,066,945)	$(4,710,452)	$(8,055,746)
Class B	(259,309)	(506,249)	(1,001,038)
From net realized gain on investments
Class A	—	(188,563)	(884,860)
Class B	—	(23,166)	(124,524)
Total distributions declared to shareholders	$(2,326,254)	$(5,428,430)	$(10,066,168)
Change in net assets from fund share transactions	$(1,920,966)	$(12,838,056)	$276,909
Total change in net assets	$(2,932,623)	$(18,066,167)	$(6,306,508)

Net assets
At beginning of period	59,189,684	134,113,105	220,463,711
At end of period	$56,257,061	$116,046,938	$214,157,203
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(61,863)	$59,061	$81,859

See Notes to Financial Statements

49

Statements of Changes in Net Assets – continued

Year ended 3/31/07	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,923,017	$6,571,355	$17,827,607	$3,562,982
Net realized gain (loss) on investments	464,697	236,299	1,417,274	267,920
Net unrealized gain (loss) on investments	(542,586)	(332,332)	718,490	(61,611)
Change in net assets from operations	$3,845,128	$6,475,322	$19,963,371	$3,769,291

Distributions declared to shareholders
From net investment income
Class A	$(3,156,475)	$(5,558,406)	$(14,096,653)	$(3,011,198)
Class B	(428,985)	(376,114)	(1,967,039)	(462,859)
Class C	—	—	(1,065,059)	—
From net realized gain on investments
Class A	(333,902)	—	—	—
Class B	(52,906)	—	—	—
Total distributions declared to shareholders	$(3,972,268)	$(5,934,520)	$(17,128,751)	$(3,474,057)
Change in net assets from fund share transactions	$(3,538,592)	$3,213,195	$61,771,471	$(11,171,039)
Total change in net assets	$(3,665,732)	$3,753,997	$64,606,091	$(10,875,805)

Net assets
At beginning of period	87,646,882	132,715,447	379,874,289	85,372,119
At end of period	$83,981,150	$136,469,444	$444,480,380	$74,496,314
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$120,734	$223,904	$(17,244)	$(64,250)

Year ended 3/31/07		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,578,754	$5,915,528	$10,222,432
Net realized gain (loss) on investments		12,347	692,161	1,281,942
Net unrealized gain (loss) on investments		2,537	(318,157)	(1,035,792)
Change in net assets from operations		$2,593,638	$6,289,532	$10,468,582

Distributions declared to shareholders
From net investment income
Class A		$(2,152,288)	$(4,893,616)	$(8,163,055)
Class B		(308,790)	(695,797)	(1,225,506)
From net realized gain on investments
Class A		—	(325,482)	(437,284)
Class B		—	(51,909)	(76,182)
Total distributions declared to shareholders		$(2,461,078)	$(5,966,804)	$(9,902,027)
Change in net assets from fund share transactions		$(2,439,289)	$(2,526,883)	$(14,018,473)
Total change in net assets		$(2,306,729)	$(2,204,155)	$(13,451,918)

Net assets
At beginning of period		61,496,413	136,317,260	233,915,629
At end of period		$59,189,684	$134,113,105	$220,463,711
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period		$(117,455)	$(80,183)	$(169,143)

See Notes to Financial Statements

50

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.45	$10.47		$10.62	$10.88	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.48	$0.49	(z)	$0.46	$0.48	$0.48
Net realized and unrealized gain (loss) on investments	(0.28)	(0.01	)(z)	(0.15)	(0.22)	0.06
Total from investment operations	$0.20	$0.48		$0.31	$0.26	$0.54

Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.45)		$(0.46)	$(0.48)	$(0.48)
From net realized gain on investments	(0.02)	(0.05)		—	(0.04)	—
Total distributions declared to shareholders	$(0.48)	$(0.50)		$(0.46)	$(0.52)	$(0.48)
Net asset value, end of period	$10.17	$10.45		$10.47	$10.62	$10.88
Total return (%) (r)(s)(t)	2.03	4.66		2.97	2.40	5.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.40		1.33	1.21	1.17
Expenses after expense reductions (f)	1.09	1.15		1.08	0.96	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	0.86		0.87	0.84	0.88
Net investment income	4.67	4.70	(z)	4.37	4.46	4.38
Portfolio turnover	17	9		9	17	10
Net assets at end of period (000 Omitted)	$71,315	$73,560		$74,204	$77,499	$80,704

See Notes to Financial Statements

51

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.45	$10.47		$10.62	$10.88	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.40	$0.41	(z)	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.27)	(0.01	)(z)	(0.15)	(0.23)	0.07
Total from investment operations	$0.13	$0.40		$0.23	$0.17	$0.46

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.37)		$(0.38)	$(0.39)	$(0.40)
From net realized gain on investments	(0.02)	(0.05)		—	(0.04)	—
Total distributions declared to shareholders	$(0.41)	$(0.42)		$(0.38)	$(0.43)	$(0.40)
Net asset value, end of period	$10.17	$10.45		$10.47	$10.62	$10.88
Total return (%) (r)(s)(t)	1.27	3.88		2.20	1.63	4.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	2.15		2.08	1.96	1.91
Expenses after expense reductions (f)	1.84	1.90		1.83	1.71	1.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.57	1.61		1.62	1.59	1.63
Net investment income	3.92	3.93	(z)	3.61	3.71	3.63
Portfolio turnover	17	9		9	17	10
Net assets at end of period (000 Omitted)	$8,555	$10,421		$13,443	$15,118	$17,339

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

52

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.08	$10.04		$10.17	$10.41	$10.40

Income (loss) from investment operations
Net investment income (d)	$0.46	$ 0.50	(z)	$0.45	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.25)	(0.01	)(z)	(0.13)	(0.23)	0.01
Total from investment operations	$0.21	$0.49		$0.32	$0.22	$0.46

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.45)		$(0.45)	$(0.46)	$(0.45)
From net realized gain on investments	(0.02)	—		—	—	—
Total distributions declared to shareholders	$(0.49)	$(0.45)		$(0.45)	$(0.46)	$(0.45)
Net asset value, end of period	$9.80	$10.08		$10.04	$10.17	$10.41
Total return (%) (r)(s)(t)	2.07	5.02		3.17	2.14	4.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.14		1.10	1.00	0.99
Expenses after expense reductions (f)	0.81	0.89		0.85	0.75	0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.60	0.66		0.67	0.65	0.72
Net investment income	4.60	4.98	(z)	4.45	4.47	4.31
Portfolio turnover	9	10		10	13	19
Net assets at end of period (000 Omitted)	$138,938	$127,477		$122,067	$127,075	$139,333

See Notes to Financial Statements

53

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.09	$10.05		$10.18	$10.42	$10.41

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.43	(z)	$0.38	$0.38	$0.37
Net realized and unrealized gain (loss) on investments	(0.25)	(0.01	)(z)	(0.14)	(0.24)	0.01
Total from investment operations	$0.13	$0.42		$0.24	$0.14	$0.38

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.38)		$(0.37)	$(0.38)	$(0.37)
From net realized gain on investments	(0.02)	—		—	—	—
Total distributions declared to shareholders	$(0.41)	$(0.38)		$(0.37)	$(0.38)	$(0.37)
Net asset value, end of period	$9.81	$10.09		$10.05	$10.18	$10.42
Total return (%) (r)(s)(t)	1.30	4.21		2.39	1.37	3.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	1.91		1.87	1.76	1.80
Expenses after expense reductions (f)	1.56	1.66		1.62	1.51	1.60
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.36	1.43		1.44	1.41	1.53
Net investment income	3.86	4.21	(z)	3.68	3.71	3.50
Portfolio turnover	9	10		10	13	19
Net assets at end of period (000 Omitted)	$6,727	$8,992		$10,648	$11,259	$12,554

Any	redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

54

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$5.88	$5.84		$5.88	$5.98	$5.96

Income (loss) from investment operations
Net investment income (d)	$0.26	$ 0.27	(z)	$0.28	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	(0.32)	0.03	(z)	(0.03)	(0.11)	0.02
Total from investment operations	$(0.06)	$0.30		$0.25	$0.18	$0.30

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.26)		$(0.28)	$(0.28)	$(0.28)
From net realized gain on investments	—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.26)		$(0.29)	$(0.28)	$(0.28)
Net asset value, end of period	$5.56	$5.88		$5.84	$5.88	$5.98
Total return (%) (r)(s)(t)	(1.05)	5.30		4.22	3.14	5.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	1.11		1.09	0.97	0.96
Expenses after expense reductions (f)	0.74	0.86		0.84	0.72	0.76
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.55	0.60		0.63	0.61	0.67
Net investment income	4.46	4.66	(z)	4.69	4.91	4.71
Portfolio turnover	30	16		9	12	8
Net assets at end of period (000 Omitted)	$339,099	$366,861		$291,656	$295,332	$314,108

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$5.88	$5.84		$5.88	$5.98	$5.96

Income (loss) from investment operations
Net investment income (d)	$0.21	$0.23	(z)	$0.23	$0.25	$0.23
Net realized and unrealized gain (loss) on investments	(0.31)	0.03	(z)	(0.03)	(0.11)	0.03
Total from investment operations	$(0.10)	$0.26		$0.20	$0.14	$0.26

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.22)		$(0.23)	$(0.24)	$(0.24)
From net realized gain on investments	—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.22)	$(0.22)		$(0.24)	$(0.24)	$(0.24)
Net asset value, end of period	$5.56	$5.88		$5.84	$5.88	$5.98
Total return (%) (r)(s)(t)	(1.80)	4.51		3.44	2.38	4.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.88		1.85	1.70	1.76
Expenses after expense reductions (f)	1.50	1.62		1.60	1.45	1.56
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.31	1.37		1.39	1.34	1.47
Net investment income	3.70	3.91	(z)	3.94	4.17	3.91
Portfolio turnover	30	16		9	12	8
Net assets at end of period (000 Omitted)	$31,239	$47,127		$58,338	$69,142	$85,106

See Notes to Financial Statements

55

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2008	2007		2006	2005	2004
Net asset value, beginning of period	$5.90	$5.86		$5.90	$6.00	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.20	$0.22	(z)	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	(0.31)	0.03	(z)	(0.04)	(0.11)	0.02
Total from investment operations	$(0.11)	$0.25		$0.19	$0.13	$0.25

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.21)		$(0.22)	$(0.23)	$(0.23)
From net realized gain on investments	—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.21)	$(0.21)		$(0.23)	$(0.23)	$(0.23)
Net asset value, end of period	$5.58	$5.90		$5.86	$5.90	$6.00
Total return (%) (r)(s)(t)	(1.93)	4.36		3.29	2.22	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	2.01		1.99	1.87	1.86
Expenses after expense reductions (f)	1.64	1.76		1.74	1.62	1.65
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.45	1.50		1.53	1.51	1.56
Net investment income	3.55	3.77	(z)	3.79	4.01	3.81
Portfolio turnover	30	16		9	12	8
Net assets at end of period (000 Omitted)	$27,862	$30,492		$29,880	$33,162	$36,363

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

56

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.09	$10.05		$10.09	$10.24	$10.19

Income (loss) from investment operations
Net investment income (d)	$0.46	$0.46	(z)	$0.45	$0.47	$0.47
Net realized and unrealized gain (loss) on investments	(0.47)	0.02	(z)	(0.04)	(0.15)	0.05
Total from investment operations	$(0.01)	$0.48		$0.41	$0.32	$0.52

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)		$(0.45)	$(0.47)	$(0.47)
Net asset value, end of period	$9.64	$10.09		$10.05	$10.09	$10.24
Total return (%) (r)(s)(t)	(0.08)	4.92		4.14	3.25	5.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.19		1.11	0.94	0.98
Expenses after expense reductions (f)	0.91	0.94		0.86	0.69	0.77
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.61	0.64		0.64	0.57	0.64
Net investment income	4.60	4.53	(z)	4.46	4.68	4.58
Portfolio turnover	7	9		17	18	31
Net assets at end of period (000 Omitted)	$51,504	$63,590		$70,402	$69,082	$79,155

See Notes to Financial Statements

57

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.09	$10.05		$10.09	$10.24	$10.19

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.38	(z)	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.45)	0.03	(z)	(0.04)	(0.16)	0.05
Total from investment operations	$(0.07)	$0.41		$0.34	$0.24	$0.44

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)		$(0.38)	$(0.39)	$(0.39)
Net asset value, end of period	$9.65	$10.09		$10.05	$10.09	$10.24
Total return (%) (r)(s)(t)	(0.73)	4.12		3.35	2.45	4.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.96		1.87	1.71	1.77
Expenses after expense reductions (f)	1.67	1.71		1.62	1.46	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.37	1.40		1.40	1.34	1.44
Net investment income	3.85	3.77	(z)	3.70	3.92	3.78
Portfolio turnover	7	9		17	18	31
Net assets at end of period (000 Omitted)	$7,497	$10,906		$14,970	$18,382	$22,312
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

58

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.83	$10.80		$10.99	$11.22	$11.17

Income (loss) from investment operations
Net investment income (d)	$0.46	$0.47	(z)	$0.46	$0.48	$0.49
Net realized and unrealized gain (loss) on investments	(0.20)	0.01	(z)	(0.18)	(0.23)	0.05
Total from investment operations	$0.26	$0.48		$0.28	$0.25	$0.54

Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)		$(0.47)	$(0.48)	$(0.49)
Net asset value, end of period	$10.64	$10.83		$10.80	$10.99	$11.22
Total return (%) (r)(s)(t)	2.43	4.55		2.53	2.27	4.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	1.47		1.39	1.24	1.20
Expenses after expense reductions (f)	1.16	1.22		1.14	0.99	0.99
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.88	0.93		0.93	0.88	0.91
Net investment income	4.29	4.37	(z)	4.22	4.35	4.35
Portfolio turnover	26	6		5	18	12
Net assets at end of period (000 Omitted)	$49,477	$51,015		$51,681	$53,190	$55,659

See Notes to Financial Statements

59

Financial Highlights – continued

MFS® GEORGIA BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.87	$10.84		$11.00	$11.23	$11.18

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.40	(z)	$0.41	$0.40	$0.40
Net realized and unrealized gain (loss) on investments	(0.20)	0.00	(w)(z)	(0.18)	(0.24)	0.06
Total from investment operations	$0.18	$0.40		$0.23	$0.16	$0.46

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)		$(0.39)	$(0.39)	$(0.41)
Net asset value, end of period	$10.68	$10.87		$10.84	$11.00	$11.23
Total return (%) (r)(s)(t)	1.67	3.77		2.05	1.51	4.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	2.22		2.14	1.99	1.94
Expenses after expense reductions (f)	1.91	1.97		1.89	1.74	1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.63	1.68		1.68	1.63	1.66
Net investment income	3.54	3.63	(z)	3.72	3.60	3.60
Portfolio turnover	26	6		5	18	12
Net assets at end of period (000 Omitted)	$6,780	$8,175		$9,816	$13,280	$16,759

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount as less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

60

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.30	$11.27		$11.49	$11.74	$11.69

Income (loss) from investment operations
Net investment income (d)	$0.50	$ 0.50	(z)	$0.50	$0.52	$0.51
Net realized and unrealized gain (loss) on investments	(0.48)	0.04	(z)	(0.15)	(0.25)	0.06
Total from investment operations	$0.02	$0.54		$0.35	$0.27	$0.57

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.48)		$(0.50)	$(0.51)	$(0.52)
From net realized gain on investments	(0.02)	(0.03)		(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.49)	$(0.51)		$(0.57)	$(0.52)	$(0.52)
Net asset value, end of period	$10.83	$11.30		$11.27	$11.49	$11.74
Total return (%) (r)(s)(t)	0.15	4.88		3.06	2.36	4.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.29		1.19	1.14	1.17
Expenses after expense reductions (f)	1.01	1.04		0.94	0.89	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.88	0.91		0.94	0.89	0.96
Net investment income	4.46	4.48	(z)	4.38	4.48	4.35
Portfolio turnover	7	16		9	12	21
Net assets at end of period (000 Omitted)	$103,894	$117,598		$115,307	$124,261	$138,201

See Notes to Financial Statements

61

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005		2004
Net asset value, beginning of period	$11.29	$11.26		$11.49	$11.74		$11.68

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.43	(z)	$0.43	$0.44		$0.43
Net realized and unrealized gain (loss) on investments	(0.46)	0.03	(z)	(0.17)	(0.25)		0.07
Total from investment operations	$(0.04)	$0.46		$0.26	$0.19		$0.50

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)		$(0.42)	$(0.44)		$(0.44)
From net realized gain on investments	(0.02)	(0.03)		(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.42)	$(0.43)		$(0.49)	$(0.44)		$(0.44)
Net asset value, end of period	$10.83	$11.29		$11.26	$11.49		$11.74
Total return (%) (r)(s)(t)	(0.41)	4.21		2.30	1.69		4.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	1.95		1.84	1.79		1.81
Expenses after expense reductions (f)	1.66	1.70		1.59	1.54		1.61
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.53	1.56		1.59	1.54		1.61
Net investment income	3.81	3.83	(z)	3.72	3.83		3.70
Portfolio turnover	7	16		9	12		21
Net assets at end of period (000 Omitted)	$12,153	$16,515		$21,011	$25,716		$31,697
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

62

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.25	$11.22		$11.31	$11.52	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.44	$ 0.51	(z)	$0.48	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.26)	0.02	(z)	(0.05)	(0.22)	0.03
Total from investment operations	$0.18	$0.53		$0.43	$0.29	$0.54

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.47)		$(0.48)	$(0.50)	$(0.51)
From net realized gain on investments	(0.05)	(0.03)		(0.04)	—	—
Total distributions declared to shareholders	$(0.52)	$(0.50)		$(0.52)	$(0.50)	$(0.51)
Net asset value, end of period	$10.91	$11.25		$11.22	$11.31	$11.52
Total return (%) (r)(s)(t)	1.69	4.80		3.83	2.63	4.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	1.39		1.34	1.19	1.23
Expenses after expense reductions (f)	1.10	1.14		1.09	0.94	1.02
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	0.87		0.90	0.84	0.95
Net investment income	4.00	4.57	(z)	4.23	4.48	4.39
Portfolio turnover	20	5		10	11	14
Net assets at end of period (000 Omitted)	$189,804	$189,049		$196,992	$210,103	$224,923

See Notes to Financial Statements

63

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND - continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.27	$11.24		$11.33	$11.54	$11.51

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.44	(z)	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	(0.26)	0.02	(z)	(0.05)	(0.21)	0.04
Total from investment operations	$0.11	$0.46		$0.36	$0.22	$0.47

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)		$(0.41)	$(0.43)	$(0.44)
From net realized gain on investments	(0.05)	(0.03)		(0.04)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.43)		$(0.45)	$(0.43)	$(0.44)
Net asset value, end of period	$10.93	$11.27		$11.24	$11.33	$11.54
Total return (%) (r)(s)(t)	1.04	4.12		3.16	1.97	4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	2.04		1.99	1.84	1.87
Expenses after expense reductions (f)	1.75	1.79		1.74	1.59	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.48	1.52		1.55	1.49	1.60
Net investment income	3.35	3.92	(z)	3.58	3.83	3.74
Portfolio turnover	20	5		10	11	14
Net assets at end of period (000 Omitted)	$24,353	$31,415		$36,924	$40,766	$46,253

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

64

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund’s financial statements.

65

Notes to Financial Statements – continued

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and swap agreements.

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statements of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the funds with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

Each fund may hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the year ended March 31, 2008, each fund’s payable to the holder of the

66

Notes to Financial Statements – continued

floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees in connection with self-deposited inverse floaters were as follows:

	Payable to the holder of the floating rate certificate from trust assets	Weighted average interest rate on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floater transactions
Fund
Alabama Fund	$1,505,905	2.61%	$218,695
Arkansas Fund	5,256,625	2.58%	277,166
California Fund	15,466,609	2.67%	807,521
Florida Fund	—	—	198,516
Georgia Fund	501,245	2.56%	159,342
Maryland Fund	3,031,575	2.61%	170,346
Massachusetts Fund	11,401,909	2.74%	587,357

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard to the funds’, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the funds’ financial statements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2008, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund's policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

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Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, secured borrowings, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

Year Ended 3/31/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$109,920	$182,966	$—	$—	$—	$21,004	$455,311
Tax-exempt income	3,622,143	6,308,655	18,631,533	2,925,892	2,326,254	5,207,845	9,056,784
Long-term capital gain	78,154	74,946	—	—	—	199,581	554,073
Total distributions	$3,810,217	$6,566,567	$18,631,533	$2,925,892	$2,326,254	$5,428,430	$10,066,168

Year Ended 3/31/07	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$57,485	$—	$—	$—	$—	$186,693	$513,466
Tax-exempt income	3,585,460	5,934,520	17,128,751	3,474,057	2,461,078	5,582,159	9,388,561
Long-term capital gain	329,323	—	—	—	—	197,952	—
Total distributions	$3,972,268	$5,934,520	$17,128,751	$3,474,057	$2,461,078	$5,966,804	$9,902,027

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$75,945,951	$132,509,996	$396,564,505	$57,201,556	$54,132,657	$111,379,964	$193,231,720
Gross appreciation	2,678,176	5,678,742	12,313,550	1,590,877	2,021,912	5,171,895	10,028,100
Gross depreciation	(1,410,698)	(2,649,575)	(13,060,110)	(1,158,403)	(865,261)	(2,789,441)	(3,220,403)
Net unrealized appreciation (depreciation)	$1,267,478	$3,029,167	$(746,560)	$432,474	$1,156,651	$2,382,454	$6,807,697
Undistributed ordinary income	200,248	80,347	—	—	200,993	19,726	—
Undistributed tax-exempt income	514,829	536,637	1,775,959	178,430	138,287	481,870	859,416
Undistributed long-term capital gain	285,506	286,798	—	90,456	926,426	—	594,427
Capital loss carryforwards	—	—	(2,758,676)	—	—	—	—
Post-October capital loss deferral	—	—	—	—	—	(221,816)	—
Other temporary differences	(206,890)	(182,699)	(1,576,504)	(116,319)	(174,496)	(383,275)	(726,249)

As of March 31, 2008, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	California Fund
3/31/14	$104,559
3/31/16	2,654,117
Total	$2,758,676

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

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Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2008, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$205,727	$341,447	$1,062,565	$167,447	$142,989	$315,027	$541,379

The management fee incurred for the year ended March 31, 2008 was equivalent to an annual effective rate of 0.30% of each fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the funds.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$17,126	$61,023	$51,779	$6,781	$5,916	$20,523	$46,498

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.10%	0.25%	0.35%	0.25%	$182,398
Arkansas Fund	0.10%	0.25%	0.35%	0.10%	129,188
California Fund	0.10%	0.25%	0.35%	0.10%	357,068
Florida Fund	0.10%	0.25%	0.35%	—	—
Georgia Fund	0.10%	0.25%	0.35%	0.25%	124,024
Maryland Fund	0.10%	0.25%	0.35%	0.35%	391,268
Massachusetts Fund	0.10%	0.25%	0.35%	0.35%	660,990

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$93,315
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	63,551
California Fund	0.75%	0.25%	1.00%	0.86%	332,195
Florida Fund	0.75%	0.25%	1.00%	0.76%	68,434
Georgia Fund	0.75%	0.25%	1.00%	1.00%	75,861
Maryland Fund	0.75%	0.25%	1.00%	1.00%	142,197
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	276,968

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$292,862

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$275,713	$192,739	$982,125	$68,434	$199,885	$533,465	$937,958

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

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Notes to Financial Statements – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2008 based on each class’ average daily net assets. Payment of the Alabama Fund’s, Arkansas Fund’s, California Fund’s, Florida Fund’s, and Georgia Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. Payment of Florida Fund’s 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Arkansas Fund and California Fund. Payment of the remaining 0.15% of the Arkansas Fund and California Fund Class A service fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. For one year from the date of sale of Florida Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Florida Fund’s Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Arkansas Fund’s and California Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Arkansas Fund and California Fund Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as each fund’s Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2008, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$2	$—	$12,788	$306	$—	$2	$—
Class B	16,721	25,138	55,835	15,365	9,073	15,939	40,480
Class C	N/A	N/A	2,776	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended March 31, 2008, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses Paid	$30,855	$52,820	$165,399	$26,424	$21,996	$52,665	$87,976
Percentage of average daily net assets	0.0376%	0.0387%	0.0390%	0.0395%	0.0385%	0.0419%	0.0407%

MFSC also receives payment from the funds for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$28,681	$36,836	$103,475	$21,372	$19,208	$42,330	$54,412

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500. The administrative services fee incurred for the year ended March 31, 2008 was equivalent to the following annual effective rates of each fund's average daily net assets.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
0.0273%	0.0225%	0.0176%	0.0302%	0.0327%	0.0232%	0.0198%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees’ compensation for the year ended March 31, 2008.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$784	$760	$1,739	$758	$775	$1,511	$1,535

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2008, and is included in payable for independent trustees’ compensation.

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Notes to Financial Statements – continued

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$9,201	$8,811	$18,271	$8,798	$10,437	$13,188	$13,134

Other – These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2008, the fee paid to Tarantino LLC amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$537	$885	$2,742	$433	$373	$815	$1,404

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$386	$637	$1,989	$317	$269	$593	$1,015

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$14,660,934	$14,306,526	$129,151,298	$4,967,557	$15,405,660	$9,462,078	$43,984,299
Sales	$22,454,065	$12,991,334	$134,516,581	$23,267,732	$20,570,259	$24,199,870	$59,025,434

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund’s shares were as follows:

	Alabama Fund				Arkansas Fund
	Year ended 3/31/08		Year ended 3/31/07		Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	720,517	$7,442,142	669,802	$7,025,464	2,540,613	$25,101,778	1,572,202	$15,852,374
Class B	29,692	305,818	29,502	309,032	19,742	196,164	44,510	445,846
	750,209	$7,747,960	699,304	$7,334,496	2,560,355	$25,297,942	1,616,712	$16,298,220
Shares issued to shareholders in reinvestment of distributions
Class A	199,746	$2,061,403	195,465	$2,049,643	357,912	$3,558,911	309,341	$3,114,374
Class B	22,941	236,789	27,098	284,136	18,115	180,427	22,326	224,998
	222,687	$2,298,192	222,563	$2,333,779	376,027	$3,739,338	331,667	$3,339,372
Shares reacquired
Class A	(944,652)	$(9,737,337)	(917,325)	$(9,608,003)	(1,366,949)	$(13,585,450)	(1,396,838)	$(14,049,706)
Class B	(208,336)	(2,142,917)	(344,019)	(3,598,864)	(243,187)	(2,430,674)	(235,505)	(2,374,691)
	(1,152,988)	$(11,880,254)	(1,261,344)	$(13,206,867)	(1,610,136)	$(16,016,124)	(1,632,343)	$(16,424,397)
Net change
Class A	(24,389)	$(233,792)	(52,058)	$(532,896)	1,531,576	$15,075,239	484,705	$4,917,042
Class B	(155,703)	(1,600,310)	(287,419)	(3,005,696)	(205,330)	(2,054,083)	(168,669)	(1,703,847)
	(180,092)	$(1,834,102)	(339,477)	$(3,538,592)	1,326,246	$13,021,156	316,036	$3,213,195

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Notes to Financial Statements – continued

	California Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,427,658	$48,506,794	19,060,380	$112,028,736
Class B	251,222	1,436,627	439,370	2,576,697
Class C	938,006	5,406,580	682,033	4,026,468
	9,616,886	$55,350,001	20,181,783	$118,631,901
Shares issued to shareholders in reinvestment of distributions
Class A	1,563,939	$8,988,442	1,284,059	$7,531,550
Class B	156,996	902,995	204,868	1,201,571
Class C	104,801	604,267	106,824	628,361
	1,825,736	$10,495,704	1,595,751	$9,361,482
Shares reacquired
Class A	(11,372,836)	$(65,227,714)	(7,938,517)	$(46,583,688)
Class B	(2,801,462)	(16,132,561)	(2,623,694)	(15,379,345)
Class C	(1,215,145)	(7,025,959)	(724,167)	(4,258,879)
	(15,389,443)	$(88,386,234)	(11,286,378)	$(66,221,912)
Net change
Class A	(1,381,239)	$(7,732,478)	12,405,922	$72,976,598
Class B	(2,393,244)	(13,792,939)	(1,979,456)	(11,601,077)
Class C	(172,338)	(1,015,112)	64,690	395,950
	(3,946,821)	$(22,540,529)	10,491,156	$61,771,471

	Florida Fund				Georgia Fund

	Year ended 3/31/08		Year ended 3/31/07		Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	384,575	$3,804,683	628,039	$6,315,187	329,946	$3,530,335	432,423	$4,704,786
Class B	34,879	343,904	51,412	517,499	20,684	222,024	25,557	278,353
	419,454	$4,148,587	679,451	$6,832,686	350,630	$3,752,359	457,980	$4,983,139
Shares issued to shareholders in reinvestment of distributions
Class A	129,770	$1,285,028	150,268	$1,515,757	121,134	$1,297,447	131,267	$1,424,086
Class B	15,409	152,671	21,190	213,659	14,650	157,497	16,436	178,906
	145,179	$1,437,699	171,458	$1,729,416	135,784	$1,454,944	147,703	$1,602,992
Shares reacquired
Class A	(1,478,169)	$(14,612,305)	(1,476,778)	$(14,895,683)	(513,295)	$(5,486,709)	(636,783)	$(6,903,492)
Class B	(354,133)	(3,514,495)	(480,511)	(4,837,458)	(152,709)	(1,641,560)	(195,213)	(2,121,928)
	(1,832,302)	$(18,126,800)	(1,957,289)	$(19,733,141)	(666,004)	$(7,128,269)	(831,996)	$(9,025,420)
Net change
Class A	(963,824)	$(9,522,594)	(698,471)	$(7,064,739)	(62,215)	$(658,927)	(73,093)	$(774,620)
Class B	(303,845)	(3,017,920)	(407,909)	(4,106,300)	(117,375)	(1,262,039)	(153,220)	(1,664,669)
	(1,267,669)	$(12,540,514)	(1,106,380)	$(11,171,039)	(179,590)	$(1,920,966)	(226,313)	$(2,439,289)

72

Notes to Financial Statements – continued

	Maryland Fund				Massachusetts Fund

	Year ended 3/31/08		Year ended 3/31/07		Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	735,024	$8,138,965	999,185	$11,309,806	2,277,879	$25,272,437	1,205,445	$13,563,508
Class B	25,216	279,696	89,512	1,009,393	74,745	829,213	113,872	1,284,027
	760,240	$8,418,661	1,088,697	$12,319,199	2,352,624	$26,101,650	1,319,317	$14,847,535
Shares issued to shareholders in reinvestment of distributions
Class A	274,144	$3,039,655	280,526	$3,171,970	429,774	$4,768,020	394,127	$4,439,231
Class B	25,978	288,053	37,398	422,520	61,212	680,590	69,026	778,775
	300,122	$3,327,708	317,924	$3,594,490	490,986	$5,448,610	463,153	$5,218,006
Shares reacquired
Class A	(1,826,013)	$(20,251,193)	(1,101,793)	$(12,451,798)	(2,121,192)	$(23,539,832)	(2,349,203)	$(26,419,103)
Class B	(391,057)	(4,333,232)	(529,716)	(5,988,774)	(696,230)	(7,733,519)	(680,034)	(7,664,911)
	(2,217,070)	$(24,584,425)	(1,631,509)	$(18,440,572)	(2,817,422)	$(31,273,351)	(3,029,237)	$(34,084,014)
Net change
Class A	(816,845)	$(9,072,573)	177,918	$2,029,978	586,461	$6,500,625	(749,631)	$(8,416,364)
Class B	(339,863)	(3,765,483)	(402,806)	(4,556,861)	(560,273)	(6,223,716)	(497,136)	(5,602,109)
	(1,156,708)	$(12,838,056)	(224,888)	$(2,526,883)	26,188	$276,909	(1,246,767)	$(14,018,473)

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2008, each fund's commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$270	$480	$1,722	$215	$156	$445	$707
Interest Expense	—	—	—	—	—	—	—

73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund, certain of the portfolios constituting MFS Municipal Series Trust (the “Trust”) as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2008

74

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)

INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare

David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until May 2001)

Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)

75

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
OFFICERS
Robert J. Manning (k) (born 10/20/63)	President	March 2008	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Maria F. Dwyer (k) (born 12/01/58)	Treasurer	March 2008	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004); MFS Group of Funds, President (November 2005 – March 2008)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

76

Trustees and Officers – continued

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

77

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
Alabama Fund	$116,645
Arkansas Fund	87,527
Florida Fund	28,690
Georgia Fund	29,625
Maryland Fund	200,156
Massachusetts Fund	603,198

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Alabama Fund	100.00%
Arkansas Fund	99.94%
California Fund	100.00%
Florida Fund	100.00%
Georgia Fund	100.00%
Maryland Fund	99.83%
Massachusetts Fund	100.00%

78

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

79

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

3/31/08 Annual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-ANN

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

.

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.4%
General Obligations – General Purpose	14.8%
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue – Hospitals	12.7%
Universities – Colleges	11.0%

Credit quality of bonds (r)
AAA	60.8%
AA	1.1%
A	15.1%
BBB	18.3%
B	0.1%
Not Rated	4.6%

Portfolio facts
Average Duration (d)(i)	7.3
Average Life (i)(m)	12.6 yrs.
Average Maturity (i)(m)	15.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	16.6%
State & Local Agencies	13.3%
Toll Roads	12.4%
Transportation – Special Tax	9.5%
Healthcare Revenue – Hospitals	6.7%

Credit quality of bonds (r)
AAA	32.6%
AA	24.9%
A	16.7%
BBB	14.0%
BB	0.9%
B	0.9%
CCC (o)	0.0%
Not Rated	10.0%

Portfolio facts
Average Duration (d)(i)	8.0
Average Life (i)(m)	14.9 yrs.
Average Maturity (i)(m)	16.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.9%
Healthcare Revenue – Hospitals	16.0%
Utilities – Municipal Owned	15.8%
Water & Sewer Utility Revenue	10.7%
State & Agency – Other	6.2%

Credit quality of bonds (r)
AAA	45.2%
AA	33.8%
A	4.6%
BBB	9.1%
Not Rated	7.3%

Portfolio facts
Average Duration (d)(i)	7.8
Average Life (i)(m)	13.8 yrs.
Average Maturity (i)(m)	16.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	19.3%
Healthcare Revenue – Hospitals	15.3%
Universities – Colleges	12.6%
Water & Sewer Utility Revenue	10.8%
General Obligations – General Purpose	9.1%

Credit quality of bonds (r)
AAA	45.3%
AA	12.6%
A	17.0%
BBB	19.8%
BB	0.9%
B	0.6%
Not Rated	3.8%

Portfolio facts
Average Duration (d)(i)	8.1
Average Life (i)(m)	14.3 yrs.
Average Maturity (i)(m)	17.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1+

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.2%
Water & Sewer Utility Revenue	13.8%
Universities – Colleges	13.1%
General Obligations – General Purpose	11.2%
General Obligations – Schools	10.1%

Credit quality of bonds (r)
AAA	57.3%
AA	9.6%
A	14.8%
BBB	4.9%
B	0.8%
Not Rated	12.6%

Portfolio facts
Average Duration (d)(i)	7.9
Average Life (i)(m)	16.2 yrs.
Average Maturity (i)(m)	18.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.9%
Water & Sewer Utility Revenue	15.1%
Single Family Housing – State	11.1%
General Obligations – Schools	8.6%
Utilities – Municipal Owned	7.4%

Credit quality of bonds (r)
AAA	50.0%
AA	27.7%
A	10.9%
BBB	8.7%
BB	0.3%
B	0.2%
Not Rated	2.2%

Portfolio facts
Average Duration (d)(i)	7.7
Average Life (i)(m)	13.2 yrs.
Average Maturity (i)(m)	17.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	21.6%
Water & Sewer Utility Revenue	16.3%
General Obligations – Improvement	10.8%
Healthcare Revenue – Hospitals	10.4%
Utilities – Municipal Owned	8.6%

Credit quality of bonds (r)
AAA	50.0%
AA	22.3%
A	7.8%
BBB	7.2%
BB	1.1%
B	1.8%
Not Rated	9.8%

Portfolio facts
Average Duration (d)(i)	7.8
Average Life (i)(m)	14.4 yrs.
Average Maturity (i)(m)	17.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	23.5%
Universities – Colleges	17.2%
General Obligations – General Purpose	14.9%
Water & Sewer Utility Revenue	12.0%
Healthcare Revenue – Hospitals	7.4%

Credit quality of bonds (r)
AAA	57.3%
AA	3.8%
A	25.0%
BBB	9.5%
B	0.7%
Not Rated	3.7%

Portfolio facts
Average Duration (d)(i)	7.7
Average Life (i)(m)	14.6 yrs.
Average Maturity (i)(m)	15.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

MANAGEMENT REVIEW

Market environment

The U.S. economy and financial markets experienced deterioration and heightened volatility over the reporting period. U.S. economic growth slowed significantly in the fourth quarter of 2007 and the domestic economy continued to be buffeted by headwinds as we entered 2008. These challenges included continued weakness in the housing market, subdued corporate investment, signs of a weaker job market, and a tighter credit environment as banks sought to repair balance sheets. While reasonably resilient, parts of the global economy and financial system experienced some spillover from the U.S. slowdown. Japanese growth slowed over the reporting period and European financial markets were adversely affected by U.S. mortgage and structured product losses.

In the face of this financial and economic turmoil, most global central banks were forced to inject liquidity and to reassess their tightening biases as government bond yields declined and credit spreads widened. Late in the reporting period, the U.S. Federal Reserve Board began an aggressive rate cutting campaign, while the U.S. federal government moved quickly to design a modest fiscal stimulus package. Though the Bank of England and the Bank of Canada also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged.

By the end of the reporting period, bond yields and credit spreads implied market expectations of further financial and economic weakening, as well as continued rate cuts by many global central banks. However, global equity markets recorded only a modest decline from third quarter highs.

Factors that affected performance

During the period, duration(d) positioning relative to the benchmark, the Lehman Brothers Municipal Bond Index, had a neutral effect on relative performance for all funds except the Pennsylvania and South Carolina funds, where the effect was negative, and the Tennessee and Virginia funds, where the effect was positive.

Yield curve(y) positioning had a positive impact on relative performance for all funds, with the exception of the Tennessee and Virginia funds, where the effect was neutral. Where there was a positive impact it was mainly due to the fund’s underweighted exposure to the long end of the curve (represented by bonds with durations of 11- to 25- years or bonds with durations of over 25 years) relative to the benchmark.

Credit quality had a negative effect on all funds except the North Carolina and West Virginia funds, where the effect was neutral, and the South Carolina fund, where the impact was positive.

Notable detractors came from the credit enhanced and education sectors. The credit enhanced sector held back relative returns for the North Carolina, Pennsylvania, South Carolina, and West Virginia funds. This sector did, however, bolster relative results for the Mississippi and Virginia funds. The education sector hurt relative results in the New York, Pennsylvania, and Virginia funds. Also on the positive side, the housing sector had a positive impact on the relative performance of the Mississippi and Virginia funds. This sector did, however, hold back the relative returns of the South Carolina fund.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 3/31/08

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund’s results have been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary). It is not possible to invest directly in an index.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Mississippi Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/06/92	2.21%	3.70%	4.61%
B	9/07/93	1.43%	2.88%	3.79%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–2.64%	2.70%	4.10%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.48%	2.54%	3.79%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

6

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® New York Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/06/88	1.84%	3.50%	4.51%
B	9/07/93	1.15%	2.75%	3.71%
C	12/11/00	1.16%	2.75%	3.72%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.00%	2.50%	4.00%
B With CDSC (Declining over six years from 4% to 0%) (x)	–2.73%	2.41%	3.71%
C With CDSC (1% for 12 months) (x)	0.19%	2.75%	3.72%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

7

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® North Carolina Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.83%	3.20%	4.16%
B	9/07/93	0.17%	2.52%	3.47%
C	1/03/94	0.17%	2.54%	3.48%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.96%	2.21%	3.65%
B With CDSC (Declining over six years from 4% to 0%) (x)	–3.69%	2.18%	3.47%
C With CDSC (1% for 12 months) (x)	–0.79%	2.54%	3.48%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

8

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Pennsylvania Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/93	0.87%	3.63%	4.79%
B	9/07/93	0.11%	2.86%	3.97%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.92%	2.62%	4.28%
B With CDSC (Declining over six years from 4% to 0%) (x)	–3.76%	2.51%	3.97%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

9

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® South Carolina Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.62%	3.28%	4.14%
B	9/07/93	–0.12%	2.62%	3.46%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–4.16%	2.28%	3.63%
B With CDSC (Declining over six years from 4% to 0%) (x)	–3.98%	2.27%	3.46%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

10

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Tennessee Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/12/88	1.38%	3.25%	4.14%
B	9/07/93	0.72%	2.58%	3.46%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.44%	2.25%	3.63%
B With CDSC (Declining over six years from 4% to 0%) (x)	–3.16%	2.24%	3.46%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

11

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® Virginia Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	1.34%	3.57%	4.26%
B	9/07/93	0.68%	2.90%	3.58%
C	1/03/94	0.59%	2.88%	3.57%

Comparative benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–3.47%	2.56%	3.75%
B With CDSC (Declining over six years from 4% to 0%) (x)	–3.19%	2.55%	3.58%
C With CDSC (1% for 12 months) (x)	–0.38%	2.88%	3.57%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

12

Performance Summary – continued

Growth of a hypothetical $10,000 investment

(For the 10-year period ended 3/31/08)

MFS® West Virginia Municipal Bond Fund

Average annual total returns through 3/31/08

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.35%	3.04%	4.04%
B	9/07/93	–0.21%	2.39%	3.37%

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

With sales charge

A With Initial Sales Charge (4.75%)	–4.41%	2.04%	3.54%
B With CDSC (Declining over six years from 4% to 0%) (x)	–4.06%	2.05%	3.37%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

For the MFS New York Municipal Bond Fund only:

Performance for class C shares includes the performance of the fund’s class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

13

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.76%	$1,000.00	$1,012.09	$3.82
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
B	Actual	1.52%	$1,000.00	$1,007.16	$7.63
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.98%	$1,000.00	$1,005.56	$4.91
	Hypothetical (h)	0.98%	$1,000.00	$1,020.10	$4.95
B	Actual	1.72%	$1,000.00	$1,001.72	$8.61
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
C	Actual	1.73%	$1,000.00	$1,001.75	$8.66
	Hypothetical (h)	1.73%	$1,000.00	$1,016.35	$8.72

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

14

Expense Tables – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.07%	$1,000.00	$999.60	$5.35
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
B	Actual	1.72%	$1,000.00	$996.28	$8.58
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
C	Actual	1.72%	$1,000.00	$996.30	$8.58
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.76%	$1,000.00	$1,000.47	$3.80
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
B	Actual	1.50%	$1,000.00	$996.77	$7.49
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.06%	$1,000.00	$998.12	$5.30
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
B	Actual	1.71%	$1,000.00	$994.83	$8.53
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.89%	$1,000.00	$1,002.21	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
B	Actual	1.54%	$1,000.00	$998.92	$7.70
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

15

Expense Tables – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.02%	$1,000.00	$1,004.35	$5.11
	Hypothetical (h)	1.02%	$1,000.00	$1,019.90	$5.15
B	Actual	1.67%	$1,000.00	$1,000.16	$8.35
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
C	Actual	1.67%	$1,000.00	$1,000.17	$8.35
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.07%	$1,000.00	$995.30	$5.34
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
B	Actual	1.72%	$1,000.00	$992.04	$8.57
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

16

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.7%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.6%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,463,320

General Obligations - General Purpose - 14.7%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$445,258
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	6,220,000	6,604,396
Hinds County, MS, MBIA, 6.25%, 2010	1,660,000	1,777,030
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,408,823
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020	620,000	681,113
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	989,490
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2016 (c)	345,000	390,799
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	367,592
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	392,045
		$13,056,546
General Obligations - Improvement - 3.4%
Guam Government, “A”, 5.25%, 2037	$155,000	$131,691
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,061,320
Mississippi Development Bank Special Obligation (MS Project), 5%, 2027	250,000	219,315
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,500,000	1,584,450
		$2,996,776
General Obligations - Schools - 5.7%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$1,016,100
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,083,930
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	928,240
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	433,240
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,580,880
		$5,042,390
Healthcare Revenue - Hospitals - 12.5%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$389,236
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,255,895
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	$1,000,000	$1,002,680

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,535
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,440,000	1,492,200
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,073,280
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), “A”, AMBAC, 5%, 2031	500,000	499,960
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	982,380
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	948,590
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital) FSA, 5.625%, 2011 (c)	1,000,000	1,087,510
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	434,725
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	250,378
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	250,000
		$11,167,369
Industrial Revenue - Environmental Services - 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (a)	$250,000	$246,173

Industrial Revenue - Other - 0.7%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$434,510
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	205,523
		$640,033
Industrial Revenue - Paper - 2.2%
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) “A”, 5.8%, 2021	$500,000	$510,600
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	750,000	780,278
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), ”A”, 4.4%, 2015	750,000	696,848
		$1,987,726

17

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$956,736

Multi-Family Housing Revenue - 0.1%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$140,895

Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$720,000	$676,757

Single Family Housing - State - 4.6%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$170,000	$171,214
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	225,000	232,259
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	545,000	547,294
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	210,000	214,958
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	610,000	612,568
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	360,000	366,937
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	375,000	386,996
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	720,000	669,024
Mississippi Home Corp. Rev., Single Family Rev., “C-1”, GNMA, 4.7%, 2038	995,000	900,037
		$4,101,287
State & Local Agencies - 18.2%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$445,936
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,325,716
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), 4.75%, 2035	1,000,000	976,250
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,308,566
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,015,720
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	890,601
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA, 5.25%, 2015 (c)	1,110,000	1,255,033
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,030,510

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center) AMBAC, 6%, 2013 (c)	$750,000	$867,180
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	720,803
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 5.875%, 2009 (c)	375,000	383,719
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 6.2%, 2009 (c)	400,000	408,068
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,750,359
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	810,308
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,093,220
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,891,208
		$16,173,197
Tax - Other - 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$132,087

Tobacco - 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$225,000	$214,713
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	378,004
		$592,717
Transportation - Special Tax - 2.5%
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$1,000,000	$983,200
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC, 5.1%, 2013 (c)	1,175,000	1,295,673
		$2,278,873
Universities - Colleges - 10.9%
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), 5%, 2034 (a)	$500,000	$506,865
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,389,974
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	817,043
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,066,150
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	255,203

18

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2010 (c)	$890,000	$930,620
University of Mississippi, Educational Building Corp. (Performing Arts Center), AMBAC, 5.25%, 2009 (c)	1,000,000	1,042,620
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034 (f)	750,000	744,578
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	1,001,900
		$9,754,953
Utilities - Municipal Owned - 5.2%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,026,350
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	1,000,000	917,900
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,092,800
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	968,336
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	596,083
		$4,601,469
Water & Sewer Utility Revenue - 13.4%
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	$420,000	$439,013
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management) FSA, 5.25%, 2021	1,270,000	1,359,649
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management) FSA, 5.05%, 2027	1,610,000	1,673,724

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA, 5.625%, 2012 (c)	$500,000	$565,235
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,183,000
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project) FSA, 5%, 2029	2,000,000	2,011,900
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	239,125
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	1,006,110
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,045,860
		$11,923,080
Total Municipal Bonds (Identified Cost, $86,523,174)		$87,932,384

Floating Rate Demand Notes - 1.0%
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 1.35%, due 4/01/08	$200,000	$200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08	100,000	100,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	600,000	600,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$900,000
Total Investments (Identified Cost, $87,423,174) (k)		$88,832,384

Other Assets, Less Liabilities - 0.3%		229,058
Net Assets - 100.0%		$89,061,442

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	5	$593,984	Jun-08	$8,056

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$25,654

At March 31, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.5%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,003,660
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	1,977,220
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	1,152,130
		$4,133,010
General Obligations - General Purpose - 5.8%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	$2,700,000	$2,889,513
New York, NY, “A”, 6%, 2010 (c)	990,000	1,075,952
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,021,080
New York, NY, “D”, 5%, 2028	2,000,000	1,989,740
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,006,370
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,012
New York, NY, “B”, 5.375%, 2010 (c)	210,000	226,838
New York, NY, “B”, 5.375%, 2017	1,040,000	1,083,742
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,533
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	373,079
		$9,681,859
General Obligations - Improvement - 0.2%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$143,331
Guam Government, “A”, 5.25%, 2037	290,000	246,390
		$389,721
General Obligations - Schools - 4.7%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,722,563
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,537,537
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	591,815
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	608,120
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	621,670
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	633,325
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008	550,000	555,929
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009	550,000	582,659
		$7,853,618
Healthcare Revenue - Hospitals - 6.6%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,002,120

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	$135,000	$134,413
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	475,000	451,540
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	325,000	326,177
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	401,690
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	621,857
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	945,590
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	250,000	276,868
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	693,923
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,513,170
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	1,000,000	905,000
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	250,733
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	501,465
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	774,341
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	490,000	466,877
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	459,825
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	982,720
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	300,876
		$11,009,185

20

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 1.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$342,680
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	292,974
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	384,473
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	445,895
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2013 (c)	300,000	346,239
		$1,812,261
Human Services - 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$205,912
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	712,660
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	502,670
		$1,421,242
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$98,863
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	79,393
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	353,553
		$531,809
Industrial Revenue - Other - 1.8%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$1,000,000	$1,008,730
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	431,925
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,074,740
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	420,832
		$2,936,227
Industrial Revenue - Paper - 0.7%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,625

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - continued
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	$700,000	$708,687
		$1,179,312
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$500,000	$496,320

Miscellaneous Revenue - Other - 0.6%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,009,530

Multi-Family Housing Revenue - 2.5%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$825,000	$740,330
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,940,160
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	463,375
New York, NY, City Housing Development Corp., “E”, 4.65%, 2025	1,000,000	971,880
		$4,115,745
Sales & Excise Tax Revenue - 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$605,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	939,940
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	502,911
		$2,048,656
Single Family Housing - State - 2.6%
New York Mortgage Agency Rev., 4.6%, 2015	$2,000,000	$2,005,180
New York Mortgage Agency Rev., 5.1%, 2024	2,000,000	1,956,360
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	441,415
		$4,402,955
Solid Waste Revenue - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	$850,000	$851,343

State & Agency - Other - 3.8%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$913,368
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)	1,700,000	1,857,233
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,609,335
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)	1,010,000	1,103,415
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	755,076
		$6,238,427

21

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - 13.1%
New York Dormitory Authority (City University), “A”, 5.625%, 2016	$2,450,000	$2,714,184
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,704,000
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,833,312
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,283,251
New York Dormitory Authority Rev., Mental Health Services, Facilities Improvement, “B”, MBIA, 5.25%, 2011 (c)	785,000	855,587
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,324
New York Dormitory Authority Rev., Mental Health Services, “B”, MBIA, 5.25%, 2011 (c)	385,000	419,619
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	37,456
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	37,456
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	105,000	114,442
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2030	25,000	25,219
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	10,000	10,088
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, MBIA, 5.25%, 2031	725,000	729,394
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,033,670
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009	5,000,000	4,910,200
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,040,730
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,084,240
		$21,838,172
Tax - Other - 4.3%
Hudson Yards Infrastructure Corp., “A”, FSA, 5%, 2047	$2,500,000	$2,487,100
New York, NY, Transitional Finance Authority Rev., 4.75%, 2027	3,650,000	3,608,609
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,012,520
		$7,108,229
Tobacco - 1.0%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$432,004
New York County Tobacco Trust II, 5.625%, 2035	800,000	779,896
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	434,520
		$1,646,420
Toll Roads - 12.2%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$7,000,000	$7,575,750

Issuer	Shares/Par	Value ($)

Toll Roads - continued
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	$1,000,000	$1,077,540
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)	10,000,000	11,235,600
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	311,237
		$20,200,127
Transportation - Special Tax - 9.4%
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	$2,000,000	$2,141,040
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,527,425
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,506,165
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	1,500,000	1,463,685
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032 (f)	1,900,000	1,742,680
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)	750,000	857,063
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)	385,000	390,336
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	886,050
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,593
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,141,740
Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	1,700,000	1,895,347
		$15,573,124
Universities - Colleges - 4.3%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$891,480
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,131,150
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	554,190
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015	5,000	5,017
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	300,000	314,466
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034	1,000,000	1,013,510
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021	750,000	777,098
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College), “A”, AMBAC, 5%, 2032	2,000,000	2,002,580
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	458,025

22

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College), “A”, 5.3%, 2008	$35,000	$35,224
		$7,182,740
Universities - Dormitories - 0.6%
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	$1,000,000	$989,600

Utilities - Municipal Owned - 3.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,023,670
Long Island Power Authority, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	450,872
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,016,560
New York Power Authority Rev., “A”, 5%, 2012 (c)	1,000,000	1,095,080
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	203,526
		$5,789,708
Water & Sewer Utility Revenue - 16.4%
Erie County, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	$1,000,000	$1,130,470
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,033,281
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025	1,500,000	1,537,125
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029	2,000,000	2,027,520
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,344,457
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	188,069
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	110,000	110,345
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	45,000	45,154
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	1,016,839
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,199,762
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,041,150

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,504,020
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2011 (c)	2,000,000	2,168,060
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	3,000,000	2,847,960
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,984,440
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,984,440
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	869,314
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,002,240
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,512,174
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	669,749
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	660,000	714,351
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	256,662
		$27,187,582
Total Municipal Bonds (Identified Cost, $161,920,679)		$167,626,922

Floating Rate Demand Notes - 2.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08	$900,000	$900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.17%, due 4/01/08	700,000	700,000
New York, NY, “A-4”, 1.18%, due 4/01/08	100,000	100,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	1,900,000	1,900,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$3,600,000
Total Investments (Identified Cost, $165,520,679) (k)		$171,226,922

Other Assets, Less Liabilities - (3.1)%		(5,193,572)
Net Assets - 100.0%		$166,033,350

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	10	$1,187,969	Jun-08	$16,112

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.3%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,456,390
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	2,000,000	1,981,760
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	4,375,790
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	1,025,110
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,865,638
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,823,039
		$15,527,727
General Obligations - General Purpose - 2.1%
Charlotte, NC, 5.5%, 2010 (c)	$3,100,000	$3,371,033
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	1,235,000	1,398,946
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	739,610
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	993,047
		$6,502,636
General Obligations - Improvement - 1.5%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,648,350

General Obligations - Schools - 4.1%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,918,188
Cumberland County, NC, 5.8%, 2010 (c)	4,400,000	4,771,316
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,163,320
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,484,981
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,327,865
		$12,665,670
Healthcare Revenue - Hospitals - 15.7%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,709,780
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,222,596
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	805,000	864,015
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	934,190
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,517,642

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, MBIA, 0%, 2009 (c)	$1,800,000	$1,737,468
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	6,345,827
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	1,283,911
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	2,027,280
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2014 (c)	2,000,000	2,252,780
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,500,000	3,563,350
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	1,500,000	1,507,470
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,122,783
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,214,083
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	810,610
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	828,290
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	533,358
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,125,000	1,156,973
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	981,300
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	1,315,000	1,322,233
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,705,601
		$48,641,540
Healthcare Revenue - Long Term Care - 1.2%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,136,910
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), “A”, 5%, 2023	1,000,000	950,100

24

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	$800,000	$937,912
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	596,543
		$3,621,465
Human Services - 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,193,531

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$841,665

Industrial Revenue - Paper - 0.6%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$2,011,740

Multi-Family Housing Revenue - 2.8%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,678,360
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,687,060
Elizabeth City, NC, Multifamily Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,334,700
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	987,320
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,017,358
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	913,250
		$8,618,048
Single Family Housing - State - 5.7%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$405,000	$364,508
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,340,000	2,171,309
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,040,000	1,762,968
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,776,969
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	2,000,000	2,040,620
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	2,000,000	1,865,320
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	2,015,000	2,022,355
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	480,000	483,806

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	$1,145,000	$1,147,828
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	208,232
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	785,000	789,153
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,445,000	1,448,714
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	2,000,000	1,726,340
		$17,808,122
State & Agency - Other - 6.0%
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	$1,000,000	$1,077,900
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,698,880
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,056,935
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008	3,000,000	2,958,450
Charlotte, NC, Certificates of Participation (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,230,370
Charlotte, NC, Certificates of Participation (Transit Projects), “E”, 5%, 2035	1,990,000	1,952,170
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	1,225,000	1,338,117
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015	1,020,000	1,113,065
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024	350,000	361,424
		$18,787,311
State & Local Agencies - 4.1%
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2009 (c)	$1,250,000	$1,309,588
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment), 5.25%, 2013 (c)	1,230,000	1,365,620
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,077,900
Mooresville, NC, Certificates of Participation, 5%, 2032	2,000,000	1,936,900
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,000,000	3,308,790
Rutherford County, NC, Certificates of Participation (Rutherford County School), AMBAC, 5%, 2023	840,000	860,244
Winston Salem, NC, Certificates of Participation, “C”, 5%, 2011 (c)	2,575,000	2,769,413
		$12,628,455
Tax - Other - 0.9%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,014,120
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,658,762
		$2,672,882

25

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 0.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$1,730,000	$1,650,904
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	99,640
		$1,750,544
Transportation - Special Tax - 5.7%
Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (u)	$10,850,000	$12,374,208
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	5,210,000	5,333,738
		$17,707,946
Universities - Colleges - 17.5%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,476,597
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	1,001,740
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,499,053
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	1,500,000	1,477,545
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,202,040
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,478,020
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,682,519
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,780,400
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	527,442
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	306,879
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,849,916
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5%, 2033	3,285,000	2,789,852
North Carolina Capital Facilities, Finance Prerefunded (Duke University) “A”, 5.125%, 2011 (c)	4,050,000	4,389,471
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	952,252
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	2,180,000	2,196,394
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,018,500
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,006,630

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	$1,750,000	$1,747,375
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020 (f)	2,835,000	2,939,753
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	2,930,000	2,892,555
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,011,300
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	4,809,550
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,428,378
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,781,839
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,173,883
		$54,419,883
Utilities - Investor Owned - 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,598,850

Utilities - Municipal Owned - 15.5%
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	$14,245,000	$15,725,198
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 7.5%, 2010	3,005,000	3,230,285
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,595,000	2,782,774
North Carolina Eastern Municipal Power Agency, “A”, ETM, 5%, 2017 (c)	3,120,000	3,387,134
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,390,700
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,060,220
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)	10,000,000	10,429,300
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2020 (u)	6,000,000	6,254,940
		$48,260,551
Water & Sewer Utility Revenue - 10.5%
Asheville, NC, Water & Sewer Systems Rev., MBIA, 5%, 2032	$1,000,000	$992,970
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)	1,490,000	1,613,879
Cary, NC, Combined Enterprise Systems Rev., 5%, 2011 (c)	1,000,000	1,085,090
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,461,080
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,682,460
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)	3,075,000	3,330,656

26

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	$1,650,000	$1,759,577
Charlotte, NC, Water & Sewer Systems Rev., “A”, 4.625%, 2036	1,470,000	1,351,577
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,720,074
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,490,000	1,621,895
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,750,000	1,904,910
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,063,973
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,232,888
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	705,859
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,044,500
Raleigh, NC, Combined Enterprise System Rev., 5%, 2031	4,000,000	4,023,200
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)	385,000	424,004
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,608,496
		$32,627,088
Total Municipal Bonds (Identified Cost, $308,974,992)		$314,534,004

Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - 0.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.17%, due 4/01/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.17%, due 4/01/08	500,000	500,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	400,000	400,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$1,700,000
Total Investments (Identified Cost, $310,674,992) (k)		$316,234,004

Other Assets, Less Liabilities - (1.9)%		(5,867,187)
Net Assets - 100.0%		$310,366,817

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	19	$2,257,141	Jun-08	$30,613

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.9%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$1,055,841
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	515,690
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023	500,000	503,595
		$2,075,126
General Obligations - General Purpose - 9.0%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$296,961
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	302,235
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)	1,860,000	2,119,098
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,000,000	2,140,380
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	294,826
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	496,595
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	491,865
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	550,640
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	519,905
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	91,482
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	430,023
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	493,781
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,072,200
State of Pennsylvania, 6.25%, 2010	300,000	324,873
		$9,624,864
General Obligations - Improvement - 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$525,375

General Obligations - Schools - 19.0%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$1,005,530
Ambridge, PA, Area School District, MBIA, 5%, 2014 (c)	750,000	831,368
Butler, PA, School District, FGIC, 5.375%, 2018	500,000	504,090
Chambersburg, PA, School District, FSA, 5%, 2011 (c)	500,000	537,395
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	307,556
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	180,796
Exeter Township, PA, School District, FGIC, 5%, 2025	1,000,000	1,010,180

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	$750,000	$807,495
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,032,950
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	1,890,000	1,871,516
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	599,812
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	645,827
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	875,038
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	54,519
Pennridge, PA, School District, Unrefunded, MBIA, 5%, 2013 (c)	450,000	490,667
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,083,923
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	299,124
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	226,409
Perkiomen Valley, PA, School District, “A”, FSA, 5.25%, 2014 (c)	1,000,000	1,111,860
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	533,995
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	543,365
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,361,681
Scranton, PA, School District, “A”, FSA, 5%, 2038	1,000,000	996,830
South Park, PA, School District, FGIC, 5%, 2019	750,000	765,840
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	492,085
State Public School Building Authority, PA School (Delaware County Community College), FSAFSA, 5%, 2032	1,000,000	1,002,340
State Public School Building Authority, PA School (Tuscarora School District), FSA, 5%, 2013 (c)	1,000,000	1,090,190
		$20,262,381
Healthcare Revenue - Hospitals - 15.1%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$742,339
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	603,751
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	516,795

28

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	$500,000	$508,070
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	177,576
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	400,950
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	59,192
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008	470,000	473,384
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	395,220
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	716,918
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	556,030
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	192,026
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	339,423
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	352,947
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	289,668
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	587,064
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	659,514
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	524,295
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	575,000	576,127
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	856,815
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	225,190
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	217,120
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	403,336
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	105,728
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), ETM, 6%, 2031 (c)	650,000	676,085
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010	90,000	94,335
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	1,000,000	892,630

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	$1,000,000	$941,740
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	429,383
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	117,072
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2012 (c)	585,000	640,973
South Central, PA, General Authority Rev.,, 5.625%, 2011 (c)	490,000	538,603
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)	110,000	119,563
St. Mary’s Hospital Authority, PA, Health Systems Rev. (Catholic Health East), “B”, 5.375%, 2014 (c)	750,000	846,075
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	350,536
		$16,126,473
Healthcare Revenue - Long Term Care - 1.8%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$258,072
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	250,000	236,590
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	237,628
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	110,000	130,726
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	40,000	47,537
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	250,000	246,318
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	505,275
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	229,668
		$1,891,814
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,153

Industrial Revenue - Environmental Services - 1.0%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$506,007

29

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Environmental Services - continued
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018 (a)	$500,000	$504,150
		$1,010,157
Industrial Revenue - Other - 1.6%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$300,000	$311,244
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	152,828
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,001,910
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	264,244
		$1,730,226
Industrial Revenue - Paper - 0.6%
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	$650,000	$665,477

Parking - 1.5%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,043,440
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	538,875
		$1,582,315
Sales & Excise Tax Revenue - 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$515,610

Single Family Housing - Local - 1.1%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, 4.75%, 2025	$375,000	$341,081
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	900,000	791,244
		$1,132,325
Single Family Housing - State - 5.7%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$634,080
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,379,808
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	740,963
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	360,000	361,296
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	495,000	494,564
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	680,000	692,022

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	$500,000	$460,950
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	870,990
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	457,615
		$6,092,288
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,552

State & Local Agencies - 3.6%
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.22%, 2018 (p)	$500,000	$600,040
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	225,000	227,768
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,089,450
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	820,193
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,093,220
		$3,830,671
Student Loan Revenue - 1.4%
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026	$1,500,000	$1,508,715

Tax - Other - 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$520,390
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	132,087
		$652,477
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$215,693

Tobacco - 0.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$305,000	$291,055
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	130,000	128,353
		$419,408
Toll Roads - 0.3%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$268,000

Transportation - Special Tax - 6.8%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$500,000	$525,160
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020	3,000,000	3,209,730

30

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	$1,775,000	$1,803,737
Puerto Rico Highway & Transportation Authority, “Y”, 5.5%, 2016 (c)	1,020,000	1,173,612
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	515,395
		$7,227,634
Universities - Colleges - 12.4%
Allegheny County, PA, (Chatham College), 5.95%, 2032	$335,000	$337,995
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	1,002,550
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	577,987
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	976,320
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	746,588
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	481,630
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	300,000	293,643
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	757,913
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031	500,000	441,670
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020	500,000	517,905
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	490,555
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2037	1,530,000	1,513,736
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	320,181
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	289,473
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	267,603
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010 (c)	500,000	541,330
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,007,590
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,000,470
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,049,160
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	641,670
		$13,255,969

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 0.6%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$606,024

Utilities - Cogeneration - 0.3%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$100,000	$101,214
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	96,283
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	100,000	100,209
		$297,706
Utilities - Municipal Owned - 2.5%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)	$1,000,000	$1,052,150
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	500,000	546,755
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2013 (c)	1,000,000	1,110,500
		$2,709,405
Water & Sewer Utility Revenue - 10.6%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$821,003
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,014,710
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2011 (c)	750,000	807,113
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	774,218
Johnstown, PA, Redevelopment Authority, Sewer Rev., “A”, FSA, 5%, 2014 (c)	1,500,000	1,657,995
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	442,262
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,022,930
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034 (f)	1,660,000	1,669,230
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,509,210
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	505,715
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)	1,000,000	1,118,240
		$11,342,626
Total Municipal Bonds (Identified Cost, $104,805,724)		$106,019,464

Floating Rate Demand Notes - 0.9%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$200,000	$200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	200,000	200,000

31

Portfolio of Investments – continued

Floating Rate Demand Notes - continued

Issuer	Shares/Par	Value ($)

Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 1.17%, due 4/01/08	$500,000	$500,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	100,000	100,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$1,000,000
Total Investments (Identified Cost, $105,805,724) (k)		$107,019,464

Other Assets, Less Liabilities - (0.3)%		(304,676)
Net Assets - 100.0%		$106,714,788

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	6	$712,781	Jun-08	$9,667

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$645,788
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,492,379
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,004,329
		$3,142,496
General Obligations - General Purpose - 11.0%
Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)(u)	$4,000,000	$4,324,000
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	3,500,000	3,783,500
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	4,000,000	4,282,759
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	1,035,729
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	968,508
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	615,000	696,641
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	372,222
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018	1,000,000	1,035,790
		$16,499,149
General Obligations - Improvement - 1.4%
Guam Government, “A”, 5.25%, 2037	$280,000	$237,894
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,700,000	1,806,794
		$2,044,688
General Obligations - Schools - 10.0%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,566,437
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	897,020
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,072,570
Darlington County, SC, School District, FSA, 5%, 2027	2,770,000	2,820,082
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,117,835
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,161,397
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,802,343
York County, SC, School District, 5%, 2030	1,570,000	1,572,324
		$15,010,008
Healthcare Revenue - Hospitals - 17.8%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,484,276

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5%, 2031	$2,000,000	$1,945,920
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	2,000,000	1,999,920
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,785,288
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,022,920
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	280,643
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	280,643
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,369,245
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,122,580
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	289,923
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	983,040
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,049,660
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,508,520
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,008,200
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	755,648
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	970,980
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020	2,500,000	2,503,125
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025	1,000,000	1,001,250
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032	2,250,000	2,282,580
		$26,644,361
Healthcare Revenue - Long Term Care - 1.8%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,220,000	$1,173,201
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	440,965

33

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$326,316
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	336,000
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	378,588
		$2,655,070
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$879,630

Industrial Revenue - Other - 1.0%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,202,510
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	376,792
		$1,579,302
Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$989,360

Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Myrtle Beach, SC, Hospitality Fee Rev., “A”, FGIC, 5%, 2036	$510,000	$472,974
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	570,000	587,117
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	614,052
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	648,736
		$2,322,879
Multi-Family Housing Revenue - 1.3%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5%, 2038	$1,000,000	$883,660
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.1%, 2041	1,210,000	1,087,536
		$1,971,196
Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$690,856

Single Family Housing - State - 4.5%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$785,000	$789,066

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	$970,000	$886,464
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	954,860
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	371,791
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,622,770
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	904,564
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,269,420
		$6,798,935
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$931,200

State & Agency - Other - 0.0%
South Carolina Water Resources Authority Rev. (Local Government Program), “A”, 7.25%, 2020	$5,000	$5,017

State & Local Agencies - 5.0%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,047,130
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)	2,600,000	2,831,088
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (c)(u)	2,750,000	3,006,355
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	698,488
		$7,583,061
Tax - Other - 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$180,000	$176,116

Tax Assessment - 0.3%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$500,000	$401,005

Tobacco - 0.7%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	$1,000,000	$990,270

Transportation - Special Tax - 3.5%
South Carolina Transportation Infrastructure Rev., “A”, MBIA, 5.375%, 2009 (c)	$1,000,000	$1,059,460
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	509,455
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,010,480

34

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	$1,645,000	$1,635,607
		$5,215,002
Universities - Colleges - 12.8%
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)	$1,250,000	$1,318,850
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	800,000	789,600
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,422,224
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,474,398
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A’”, 5%, 2036	1,000,000	945,340
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,285,550
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,055,540
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,942,120
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,595,000	1,583,341
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,665,389
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	3,665,000	3,664,853
		$19,147,205
Utilities - Investor Owned - 1.3%
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	$2,000,000	$1,987,180

Utilities - Municipal Owned - 7.9%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,859
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,093,640
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2015 (c)	2,000,000	2,176,140
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	180,555
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,004,209
Puerto Rico Electric Power Authority, FSA, RITES, 7.59%, 2008 (c)(n)(v)	1,000,000	1,045,740
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	515,282
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	213,010

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	$2,000,000	$2,020,720
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,512,840
		$11,837,995
Water & Sewer Utility Revenue - 13.6%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,006,820
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,014,000
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	930,970
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,090,560
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,132,000
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,029,323
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	613,219
Greenwood, SC, Sewer Systems Rev., N, 5%, 2030	1,000,000	1,006,490
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	914,241
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,906,260
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,045,860
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	525,440
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,270,875
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028 (f)	2,000,000	1,877,080
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	541,604
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,506,733
		$20,411,475
Total Municipal Bonds (Identified Cost, $147,601,160)		$149,913,456

Floating Rate Demand Notes - 1.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08	200,000	200,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	100,000	100,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$1,800,000
Total Investments (Identified Cost, $149,401,160) (k)		$151,713,456

Other Assets, Less Liabilities - (1.2)%		(1,795,260)
Net Assets - 100.0%		$149,918,196

35

Portfolio of Investments – continued

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	9	1,069,172	Jun-08	$13,609

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
7/09/23	USD	1,000,000	Merrill Lynch Capital Services	7-Day BMA	3.581% (fixed rate)	$(3,936)
8/06/28	USD	3,000,000	Merrill Lynch Capital Services	7-Day BMA	3.673% (fixed rate)	7,451
						$3,515

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

36

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.5%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.4%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,501,335

General Obligations - General Purpose - 6.0%
Chattanooga, TN, Public Improvement, 5%, 2009 (c)	$1,570,000	$1,632,078
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	773,373
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,026,040
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	526,699
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	556,280
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,110,260
		$6,624,730
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$182,668

General Obligations - Schools - 8.4%
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)	$455,000	$473,095
Gibson County, TN, School District, MBIA, 5.75%, 2016	190,000	194,855
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)	1,980,000	2,103,710
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,549,668
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,141,040
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,177,572
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,687,282
		$9,327,222
Healthcare Revenue - Hospitals - 17.6%
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	$1,500,000	$1,546,005
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	547,980
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	303,573
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	969,210
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), ASSD GTY, 7%, 2046	2,000,000	2,000,000

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	$4,000,000	$671,560
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (East Tennessee Children’s Hospital), 5.75%, 2033	450,000	428,684
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,556,540
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	886,570
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	591,837
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	467,917
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)	540,000	556,875
Metropolitan Government Nashville, TN, Davidson Town Hospital, Unrefunded, 5.25%, 2008 (c)	460,000	474,375
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	375,000	429,840
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	716,400
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	491,195
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,216,713
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Judes Children’s Research), 5.5%, 2009 (c)	1,750,000	1,848,245
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013	1,000,000	1,002,310
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	885,870
		$19,591,699
Healthcare Revenue - Long Term Care - 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$443,535
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	235,690
		$679,225

37

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$313,178

Miscellaneous Revenue - Entertainment & Tourism - 3.6%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,185,840
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,835,646
		$4,021,486
Miscellaneous Revenue - Other - 0.8%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$890,000	$903,475

Multi-Family Housing Revenue - 3.9%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$395,000	$404,492
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,024,150
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Hickory Point Apartments), MBIA, 5.85%, 2020	1,000,000	930,000
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (a)	1,000,000	943,120
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	508,640
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,266
		$4,296,668
Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$7,755,000	$415,203
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	493,469
		$908,672
Single Family Housing - State - 11.0%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,535,000	$2,587,677
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	624,579
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	638,299
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	549,539
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	658,439

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	$775,000	$778,743
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,970,000	1,821,895
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	672,142
Tennessee Housing Development Agency Rev., Homeownership Program, 4.85%, 2032	985,000	869,854
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	652,279
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	1,030,000	1,033,245
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,285,000	1,296,976
		$12,183,667
State & Local Agencies - 6.7%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,050,610
Metropolitan Government of Nashville & Davidson County, TN, “A”, FSA, 5.25%, 2022	1,000,000	1,093,390
Tennessee School Board Authority, “C”, FSA, 5%, 2032	2,000,000	2,018,820
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)	3,000,000	3,282,510
		$7,445,330
Tax - Other - 0.7%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$741,848

Tobacco - 0.9%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$378,004
Tobacco Settlement Financing Corp., 5%, 2031	750,000	666,173
		$1,044,177
Transportation - Special Tax - 2.6%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$1,005,000	$1,036,939
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	1,815,000	1,858,106
		$2,895,045
Universities - Colleges - 5.9%
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	$1,000,000	$1,001,880
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,750,000	3,778,800
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,820,741
		$6,601,421

38

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 7.4%
Elizabethton, TN, Electric System Rev., MBIA, 4.5%, 2027	$1,000,000	$939,900
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)	1,255,000	1,309,003
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	2,859,283
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,547,145
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,512,495
		$8,167,826
Utilities - Other - 0.8%
Tennessee Energy Acquisition, “A”, 5.25%, 2026	$1,000,000	$923,750

Water & Sewer Utility Revenue - 14.9%
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	$1,500,000	$1,519,155
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,015,780
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “N”, FGIC, 5%, 2036	130,000	126,001
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	996,980
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	1,003,790
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	934,750
Knoxville, TN, Waste Water System Rev., “A”, MBIA, 5%, 2037	1,000,000	996,960

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,022,930
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	778,393
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,000,000	2,238,200
White House Utility District, TN, “Y”, FSA, 5%, 2011 (c)	380,000	405,031
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	429,362
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,063,930
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2012 (c)	1,500,000	1,617,030
		$16,547,756
Total Municipal Bonds (Identified Cost, $104,045,566)		$104,901,178

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.17%, due 4/01/08, at Identified Cost	$100,000	$100,000
Total Investments (Identified Cost, $104,145,566) (k)		$105,001,178

Other Assets, Less Liabilities - 5.4%		6,010,355
Net Assets - 100.0%		$111,011,533

39

Derivative Contracts at 3/31/08

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$51,308
7/11/28	USD	2,000,000	Citibank	3.695% (fixed rate)	7-Day BMA	3,209
						$54,517

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.1%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$975,539
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	671,801
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,368,921
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,779,409
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,842,345
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,044,609
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,864,460
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	707,386
		$14,254,470
General Obligations - General Purpose - 3.1%
Newport News, VA, Economic Development, “A”, 5%, 2031	$1,595,000	$1,598,956
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	1,235,000	1,398,946
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	739,610
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	921,724
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	974,814
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	3,055,349
		$8,689,399
General Obligations - Improvement - 10.7%
Arlington County, VA, 4.5%, 2028	$255,000	$237,405
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	2,024,127
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,149,562
Guam Government, “A”, 5.25%, 2037	540,000	458,795
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,559,423
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,776,461
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,906,200
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,230,000	1,299,249
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	2,210,000	2,348,832
Richmond, VA, “A”, FSA, 5.125%, 2010 (c)	5,000,000	5,298,700
Richmond, VA, “B”, 0%, 2009	5,175,000	5,092,200
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	2,016,883
		$30,167,837

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 10.2%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,927,520
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,841,098
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	889,910
Fauquier County, VA, Indistrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,786,140
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	710,850
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	94,886
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,928,003
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,761,345
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,133,830
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	146,853
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	3,069,180
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,629,189
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,975,000	2,141,236
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	990,620
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017 (c)	3,000,000	3,501,510
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	1,500,000	1,300,980
		$28,853,150
Healthcare Revenue - Long Term Care - 1.3%
Henrico County, VA, Economic Development Authority, Residential Care Facilities (United Methodist Homes), “A”, 6.7%, 2027	$550,000	$554,087
Henrico County, VA, Economic Development Authority, Residential Care Facilities (United Methodist Homes), “A”, 6.7%, 2012 (c)	200,000	201,486
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	1,000,000	837,960
Lexington, Va, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	844,390

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	$750,000	$683,625
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	647,295
		$3,768,843
Industrial Revenue - Environmental Services - 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	$1,500,000	$1,555,605
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,649,288
		$3,204,893
Industrial Revenue - Other - 1.3%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,009,780
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,012,020
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	734,010
		$3,755,810
Industrial Revenue - Paper - 1.0%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$810,540
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	740,000	690,442
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	1,750,000	1,460,340
		$2,961,322
Miscellaneous Revenue - Other - 1.1%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$2,983,050

Multi-Family Housing Revenue - 4.6%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,480,000	$3,489,466
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	3,004,320
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,346,587
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,017,460
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	$3,000,000	$3,022,170
		$12,880,003

Issuer	Shares/Par	Value ($)

Parking - 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,659,096

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,006,772

Single Family Housing - State - 3.4%
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	$2,000,000	$1,811,720
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,143,432
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,128,127
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,312,191
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,557,163
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,740,380
		$9,693,013
State & Agency - Other - 1.8%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,459,626
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,548,300
		$5,007,926
State & Local Agencies - 21.2%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,869,894
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	1,008,640
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,046,648
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	2,000,000	2,027,760
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease Rev., 7.5%, 2008	470,000	470,197
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,503,625
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	1,008,240
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	1,004,490
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,650,000	1,773,915
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,750,000	1,881,425
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,870,774

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	$2,000,000	$2,003,960
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,103,400
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,216,920
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,102,830
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2017	1,120,000	1,235,170
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019	3,405,000	3,476,130
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,088,660
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,019,740
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,549,920
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (c)(u)	4,000,000	4,372,880
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (c)(u)	1,000,000	1,102,930
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,631,808
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,561,966
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)	2,000,000	2,089,200
Virginia College Building Authority, Educational facilities Rev., 4.5%, 2032	1,550,000	1,409,756
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,407,886
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,896,482
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,139,864
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,039,176
		$59,914,286
Tax - Other - 1.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,823,505
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	1,003,330
		$4,826,835
Tobacco - 1.8%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	$2,000,000	$63,440
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	510,000	503,538
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,125,430
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	3,437,501
		$5,129,909

Issuer	Shares/Par	Value ($)

Toll Roads - 0.4%
Pocahontas Parkway Assn., VA, Toll Road Rev., “B”, 0%, 2008 (c)	$1,500,000	$1,154,730

Transportation - Special Tax - 1.4%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$2,685,000	$2,770,329
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	1,210,000	1,168,437
		$3,938,766
Universities - Colleges - 3.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,640,294
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett University), 6%, 2022	500,000	496,255
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,740,007
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,834,760
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,081,480
Virginia College Building Authority, Educational Facilitiess Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,922,087
		$9,714,883
Utilities - Investor Owned - 1.4%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,096,540
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	748,538
		$3,845,078
Utilities - Municipal Owned - 8.5%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$279,650
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,063,491
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)	2,540,000	2,748,331
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)	5,000,000	5,423,700
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2010 (c)(u)	2,500,000	2,687,375
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,393,950
Richmond, VA, Public Utilities Rev., FSA, 4.5%, 2033	4,550,000	4,290,150
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,005,070
		$23,891,717

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 16.0%
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	$1,000,000	$1,102,630
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	1,000,000	1,102,630
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,012,220
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,263,382
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,007,800
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,140,892
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)	2,000,000	2,105,560
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	90,000	93,553
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,068,790
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,483,060
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,411,425
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035 (f)	1,500,000	1,453,185
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,312,241
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	1,996,620
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,071,290
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,396,517
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,220,681
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,997,390
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	2,973,630
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,760,285

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	$350,000	$376,373
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	677,471
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	724,403
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	779,282
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	768,306
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	823,185
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	243,917
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	94,319
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	253,733
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,018,284
		$45,132,518
Total Municipal Bonds (Identified Cost, $284,561,168)		$287,434,306

Floating Rate Demand Notes - 1.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$1,200,000	$1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.17%, due 4/01/08	1,450,000	1,450,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.17%, due 4/01/08	300,000	300,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	400,000	400,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$3,350,000
Total Investments (Identified Cost, $287,911,168) (k)		$290,784,306

Other Assets, Less Liabilities - (3.0)%		(8,605,511)
Net Assets - 100.0%		$282,178,795

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	17	2,019,547	Jun-08	$27,390

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	3,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$76,962

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/08

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 14.6%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,219,853
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,424,140
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,506,015
Puerto Rico Commonwealth, Public Improvement, “A”, SCIFG, 5%, 2014 (c)	1,220,000	1,342,622
Puerto Rico Commonwealth, Public Improvement, “A”, SCIFG, 5%, 2034	780,000	717,928
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,993,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	724,211
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	768,196
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	2,000,000	2,158,820
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,642,335
		$19,497,220
General Obligations - Improvement - 2.7%
Brooke County, WV, Board of Education, FGIC, 5%, 2016	$1,390,000	$1,440,026
Guam Government, “A”, 5.25%, 2037	250,000	212,405
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,800,000	1,901,340
		$3,553,771
General Obligations - Schools - 5.3%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,776,802
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,366,615
Monongalia County, WV, Board of Education, MBIA, 5%, 2033	3,000,000	2,961,870
		$7,105,287
Healthcare Revenue - Hospitals - 7.3%
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	$750,000	$724,890
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021 (f)	1,000,000	1,049,230
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	597,396
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,365,000	1,367,935

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	$1,000,000	$1,005,820
West Virginia Hospital Finance Authority, Hospital Rev., “A”, AMBAC, 5%, 2022	2,500,000	2,565,550
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)	2,000,000	2,401,740
		$9,712,561
Healthcare Revenue - Long Term Care - 0.2%
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029	$300,000	$259,824

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$342,538

Parking - 1.0%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,312,114

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$954,039

Single Family Housing - Local - 1.1%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$35,000	$35,030
Kanawha County, WV, 0%, 2014 (c)	1,920,000	1,396,358
		$1,431,388
Single Family Housing - State - 4.2%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$893,381
West Virginia Housing Development Fund Rev., 5.3%, 2023	635,000	635,864
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	850,500
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,159,365
		$5,539,110
State & Local Agencies - 23.2%
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018	$1,740,000	$1,769,476
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	9,040,000	9,963,888
West Virginia Building Commission, “B”, AMBAC, 5.375%, 2018	2,500,000	2,755,500
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)	3,050,000	3,034,781

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	$1,000,000	$971,580
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5.5%, 2013	1,000,000	1,097,250
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5%, 2026	2,100,000	2,112,180
West Virginia Economic Development Authority (State Office Building), 5%, 2020	1,000,000	1,024,220
West Virginia Economic Development Authority (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,374,322
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	988,900
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,110,380
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	661,647
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	903,110
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,074,820
		$30,842,054
Tax - Other - 0.4%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$501,665

Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$407,120
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	277,719
		$684,839
Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$640,000	$610,739

Toll Roads - 0.4%
Commonwealth of Puerto Rico, Public Improvement, ETM, FGIC, 0%, 2008 (c)	$610,000	$606,956

Transportation - Special Tax - 1.3%
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,757,483

Universities - Colleges - 16.9%
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5%, 2032	$3,210,000	$3,178,670
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5.375%, 2027	1,500,000	1,549,560

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Fairmont State College, West Virginia, College Rev., “B”, FGIC, 5%, 2032	$2,250,000	$2,212,650
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,277,125
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities Projects), MBIA, 5%, 2035	1,675,000	1,647,982
West Liberty State College, Capital Improvement, 6%, 2028	500,000	510,160
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,734,785
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,552,215
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	3,000,000	2,946,420
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,928,190
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,916,835
West Virginia, West Virginia University Improvement Rev., “C”, FGIC, 5%, 2028	1,000,000	988,630
		$22,443,222
Utilities - Investor Owned - 4.2%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$747,038
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	280,005
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,627,000
		$5,654,043
Water & Sewer Utility Revenue - 11.8%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$863,280
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	283,866
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	214,762
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	399,464
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,050,975
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,202,830
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,043,750
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,045,150

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	$2,850,000	$2,873,712
West Virginia Water Development Authority, “A”, FGIC, 5%, 2033	1,450,000	1,385,490
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	390,000	420,381
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	964,721
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,911,449
West Virginia Water Development Authority, Rev., ETM, 7.1%, 2009 (c)	55,000	57,554
		$15,717,384
Total Municipal Bonds (Identified Cost, $127,944,690)		$128,526,237

Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - 0.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$300,000	$300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	400,000	400,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$700,000
Total Investments (Identified Cost, $128,644,690) (k)		$129,226,237

Other Assets, Less Liabilities - 2.9%		3,818,063
Net Assets - 100.0%		$133,044,300

Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	8	$950,375	Jun-08	$12,889

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/06/28	USD	2,000,000	Merrill Lynch Capital Services	7-Day BMA	3.673% (fixed rate)	$4,967

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

Portfolio Footnotes:

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(k)	Each fund held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid. As of March 31, 2008 the following funds held securities that were fair valued.

Fund	Market Value	% of Market Value
Mississippi Fund	$87,932,384	98.99%
New York Fund	167,626,922	97.90%
North Carolina Fund	314,534,004	99.46%
Pennsylvania Fund	105,994,161	99.07%
South Carolina Fund	149,913,456	98.81%
Tennessee Fund	104,901,178	99.90%
Virginia Fund	287,434,306	98.85%
West Virginia Fund	128,526,237	99.46%

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,045,740, representing 0.7% of net assets for the South Carolina Fund.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SCIFG	Secondary CDC IXIS Financial Guaranty
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/08

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Identified cost	$87,423,174	$165,520,679	$310,674,992	$105,805,724
Unrealized appreciation (depreciation)	1,409,210	5,706,243	5,559,012	1,213,740
Total investments, at value	$88,832,384	$171,226,922	$316,234,004	$107,019,464
Cash	265,701	908,232	6,230,308	40,465
Receivable for investments sold	414,541	—	737,846	95,235
Receivable for fund shares sold	49,012	1,503,185	487,504	401,415
Interest receivable	1,132,942	2,549,273	5,005,895	1,613,187
Receivable from investment adviser	—	—	—	26,481
Swaps, at value	25,654	—	—	—
Other assets	1,426	2,258	3,770	1,713
Total assets	$90,721,660	$176,189,870	$328,699,327	$109,197,960

Liabilities
Distributions payable	$136,390	$229,718	$359,657	$129,046
Payable for daily variation margin on open futures contracts	1,328	2,656	5,047	1,594
Payable for investments purchased	—	4,468,550	2,451,255	735,075
Payable to the holder of the floating rate certificate from trust assets	1,255,405	5,030,650	14,946,545	1,447,235
Payable for fund shares reacquired	193,904	291,623	317,753	67,956
Payable to affiliates
Management fee	2,917	5,425	10,138	3,484
Shareholder servicing costs	268	2,206	9,676	838
Distribution and service fees	1,032	7,787	15,544	11,448
Administrative services fee	243	344	535	266
Payable for independent trustees’ compensation	8,187	10,558	13,527	8,099
Payable for interest expense and fees	9,025	37,908	122,517	16,410
Accrued expenses and other liabilities	51,519	69,095	80,316	61,721
Total liabilities	$1,660,218	$10,156,520	$18,332,510	$2,483,172
Net assets	$89,061,442	$166,033,350	$310,366,817	$106,714,788

Net assets consist of
Paid-in capital	$87,651,091	$160,097,913	$302,418,570	$105,828,110
Unrealized appreciation (depreciation) on investments	1,442,920	5,722,355	5,589,625	1,223,407
Accumulated net realized gain (loss) on investments	(14,930)	330,334	2,121,697	(347,582)
Accumulated undistributed (distributions in excess of) net investment income	(17,639)	(117,252)	236,925	10,853
Net assets	$89,061,442	$166,033,350	$310,366,817	$106,714,788

Statements of Assets and Liabilities – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net Assets
Class A	$80,892,648	$126,125,895	$257,883,631	$77,866,425
Class B	8,168,794	20,052,594	21,537,361	28,848,363
Class C	—	19,854,861	30,945,825	—
Total net assets	$89,061,442	$166,033,350	$310,366,817	$106,714,788

Shares of beneficial interest outstanding
Class A	8,446,317	11,655,231	22,548,072	7,861,785
Class B	851,838	1,858,980	1,885,611	2,904,997
Class C	—	1,837,311	2,707,460	—
Total shares of beneficial interest outstanding	9,298,155	15,351,522	27,141,143	10,766,782

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$9.58	$10.82	$11.44	$9.90
Offering price per share (100 / 95.25 × net asset value per share)	$10.06	$11.36	$12.01	$10.39

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.59	$10.79	$11.42	$9.93

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$10.81	$11.43	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 3/31/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Identified cost	$149,401,160	$104,145,566	$287,911,168	$128,644,690
Unrealized appreciation (depreciation)	2,312,296	855,612	2,873,138	581,547
Total investments, at value	$151,713,456	$105,001,178	$290,784,306	$129,226,237
Cash	3,310,328	3,492,997	52,480	2,547,630
Receivable for investments sold	—	1,969,355	972,982	301,656
Receivable for fund shares sold	170,162	195,822	1,299,938	492
Interest receivable	2,535,137	1,543,543	4,469,995	2,152,894
Swaps, at value	7,451	54,517	76,962	4,967
Other assets	2,197	1,713	3,503	2,092
Total assets	$157,738,731	$112,259,125	$297,660,166	$134,235,968

Liabilities
Distributions payable	$182,650	$180,419	$382,090	$156,414
Payable for daily variation margin on open futures contracts	2,391	—	4,516	2,125
Payable for investments purchased	—	992,778	—	—
Payable to the holder of the floating rate certificate from trust assets	7,300,555	—	14,695,014	903,582
Payable for fund shares reacquired	151,787	4,045	137,008	45,791
Swaps, at value	3,936	—	—	—
Payable to affiliates
Management fee	4,899	3,620	9,190	4,342
Shareholder servicing costs	953	540	10,110	670
Distribution and service fees	6,814	4,938	12,494	5,644
Administrative services fee	323	272	496	301
Payable for independent trustees’ compensation	13,292	10,511	13,546	13,288
Payable for interest expense and fees	95,717	—	143,512	4,051
Accrued expenses and other liabilities	57,218	50,469	73,395	55,460
Total liabilities	$7,820,535	$1,247,592	$15,481,371	$1,191,668
Net assets	$149,918,196	$111,011,533	$282,178,795	$133,044,300

Net assets consist of
Paid-in capital	$146,782,423	$109,068,444	$278,043,309	$130,789,676
Unrealized appreciation (depreciation) on investments	2,329,420	910,129	2,977,490	599,403
Accumulated net realized gain (loss) on investments	770,964	618,538	1,518,322	1,700,255
Accumulated undistributed (distributions in excess of) net investment income	35,389	414,422	(360,326)	(45,034)
Net assets	$149,918,196	$111,011,533	$282,178,795	$133,044,300

Statements of Assets and Liabilities – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net Assets
Class A	$134,422,387	$101,028,339	$257,132,643	$124,948,209
Class B	15,495,809	9,983,194	9,940,684	8,096,091
Class C	—	—	15,105,468	—
Total net assets	$149,918,196	$111,011,533	$282,178,795	$133,044,300

Shares of beneficial interest outstanding
Class A	11,344,609	9,856,361	23,237,338	11,345,117
Class B	1,308,496	974,662	898,996	735,452
Class C	—	—	1,365,388	—
Total shares of beneficial interest outstanding	12,653,105	10,831,023	25,501,722	12,080,569

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$11.85	$10.25	$11.07	$11.01
Offering price per share (100/95.25 × net asset value per share)	$12.44	$10.76	$11.62	$11.56

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$11.84	$10.24	$11.06	$11.01

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$11.06	$—
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/08

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$4,516,260	$8,250,345	$17,582,318	$5,488,077
Expenses
Management fee	$470,490	$881,489	$1,745,028	$591,332
Distribution and service fees	65,955	696,575	1,468,011	344,986
Shareholder servicing costs	62,131	115,652	215,521	82,662
Administrative services fee	22,878	34,157	58,022	26,229
Independent trustees’ compensation	3,868	6,166	12,302	5,833
Custodian fee	19,697	37,430	48,152	28,948
Shareholder communications	11,877	23,310	43,321	21,215
Auditing fees	61,253	61,253	61,253	61,253
Legal fees	7,778	10,126	8,936	8,311
Interest expense and fees	185,690	372,280	817,140	211,410
Miscellaneous	34,076	54,978	68,640	44,858
Total expenses	$945,693	$2,293,416	$4,546,326	$1,427,037
Fees paid indirectly	(1,604)	(2,204)	(2,171)	(1,577)
Reduction of expenses by investment adviser	(214,259)	(401,426)	(794,681)	(333,559)
Net expenses	$729,830	$1,889,786	$3,749,474	$1,091,901
Net investment income	$3,786,430	$6,360,559	$13,832,844	$4,396,176

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(90,395)	$(45,691)	$(253,609)	$(347,983)
Swap transactions	160,152	845,695	865,370	(115,639)
Net realized gain (loss) on investments	$69,757	$800,004	$611,761	$(463,622)
Change in unrealized appreciation (depreciation)
Investments	$(2,144,233)	$(4,588,119)	$(12,147,893)	$(3,196,818)
Futures contracts	8,056	16,112	30,613	9,667
Swap transactions	10,418	(24,992)	(64,508)	(47,694)
Net unrealized gain (loss) on investments	$(2,125,759)	$(4,596,999)	$(12,181,788)	$(3,234,845)
Net realized and unrealized gain (loss) on investments	$(2,056,002)	$(3,796,995)	$(11,570,027)	$(3,698,467)
Change in net assets from operations	$1,730,428	$2,563,564	$2,262,817	$697,709

See Notes to Financial Statements

Statements of Operations – continued

Year ended 3/31/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Net investment income
Interest	$8,206,183	$5,966,240	$16,379,231	$7,374,179
Expenses
Management fee	$834,272	$599,782	$1,572,629	$748,962
Distribution and service fees	648,441	453,414	1,156,038	536,324
Shareholder servicing costs	98,501	70,901	192,376	87,357
Administrative services fee	32,940	26,464	53,245	30,586
Independent trustees’ compensation	6,821	5,883	12,032	6,757
Custodian fee	28,713	22,021	44,660	25,004
Shareholder communications	17,965	8,159	39,831	12,255
Auditing fees	61,253	64,953	61,253	61,253
Legal fees	8,162	7,164	8,406	4,599
Interest expense and fees	326,856	—	578,710	337,494
Miscellaneous	45,432	40,504	69,657	44,723
Total expenses	$2,109,356	$1,299,245	$3,788,837	$1,895,314
Fees paid indirectly	(1,625)	(1,452)	(2,649)	(1,506)
Reduction of expenses by investment adviser	(379,925)	(273,154)	(716,172)	(341,063)
Net expenses	$1,727,806	$1,024,639	$3,070,016	$1,552,745
Net investment income	$6,478,377	$4,941,601	$13,309,215	$5,821,434

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$94,835	$(105,523)	$(507,774)	$(105,382)
Swap transactions	156,044	516,283	509,686	(39,148)
Net realized gain (loss) on investments	$250,879	$410,760	$1,912	$(144,530)
Change in unrealized appreciation (depreciation)
Investments	$(5,917,388)	$(4,060,970)	$(9,946,495)	$(5,187,368)
Futures contracts	13,609	—	27,390	12,889
Swap transactions	(19,024)	54,517	84,238	(20,759)
Net unrealized gain (loss) on investments	$(5,922,803)	$(4,006,453)	$(9,834,867)	$(5,195,238)
Net realized and unrealized gain (loss) on investments	$(5,671,924)	$(3,595,693)	$(9,832,955)	$(5,339,768)
Change in net assets from operations	$806,453	$1,345,908	$3,476,260	$481,666

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,786,430	$6,360,559	$13,832,844	$4,396,176
Net realized gain (loss) on investments	69,757	800,004	611,761	(463,622)
Net unrealized gain (loss) on investments	(2,125,759)	(4,596,999)	(12,181,788)	(3,234,845)
Change in net assets from operations	$1,730,428	$2,563,564	$2,262,817	$697,709

Distributions declared to shareholders
From net investment income
Class A	$(3,419,568)	$(5,237,179)	$(10,767,677)	$(3,196,032)
Class B	(316,378)	(809,779)	(818,296)	(1,079,665)
Class C	—	(603,784)	(1,081,750)	—
From net realized gain on investments
Class A	—	(571,156)	(810,574)	(19,950)
Class B	—	(102,339)	(71,914)	(7,921)
Class C	—	(80,011)	(95,301)	—
Total distributions declared to shareholders	$(3,735,946)	$(7,404,248)	$(13,645,512)	$(4,303,568)
Change in net assets from fund share transactions	$6,188,450	$10,475,057	$(6,030,520)	$2,658,614
Total change in net assets	$4,182,932	$5,634,373	$(17,413,215)	$(947,245)

Net assets
At beginning of period	84,878,510	160,398,977	327,780,032	107,662,033
At end of period	$89,061,442	$166,033,350	$310,366,817	$106,714,788
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,639)	$(117,252)	$236,925	$10,853

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,478,377	$4,941,601	$13,309,215	$5,821,434
Net realized gain (loss) on investments	250,879	410,760	1,912	(144,530)
Net unrealized gain (loss) on investments	(5,922,803)	(4,006,453)	(9,834,867)	(5,195,238)
Change in net assets from operations	$806,453	$1,345,908	$3,476,260	$481,666

Distributions declared to shareholders
From net investment income
Class A	$(5,671,411)	$(4,136,804)	$(11,139,204)	$(5,249,476)
Class B	(649,595)	(393,512)	(391,875)	(319,990)
Class C	—	—	(467,129)	—
From net realized gain on investments
Class A	—	(298,704)	(704,401)	(154,048)
Class B	—	(31,748)	(28,072)	(11,065)
Class C	—	—	(34,732)	—
Total distributions declared to shareholders	$(6,321,006)	$(4,860,768)	$(12,765,413)	$(5,734,579)
Change in net assets from fund share transactions	$(1,012,407)	$2,300,640	$(2,522,224)	$(1,763,894)
Total change in net assets	$(6,526,960)	$(1,214,220)	$(11,811,377)	$(7,016,807)

Net assets
At beginning of period	156,445,156	112,225,753	293,990,172	140,061,107
At end of period	$149,918,196	$111,011,533	$282,178,795	$133,044,300
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$35,389	$414,422	$(360,326)	$(45,034)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/07	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,820,253	$7,253,116	$13,919,838	$4,545,980
Net realized gain (loss) on investments	128,218	464,281	1,266,148	260,716
Net unrealized gain (loss) on investments	271,563	24,302	(739,267)	368,306
Change in net assets from operations	$4,220,034	$7,741,699	$14,446,719	$5,175,002

Distributions declared to shareholders
From net investment income
Class A	$(3,270,278)	$(5,127,904)	$(11,182,764)	$(2,996,195)
Class B	(361,313)	(990,363)	(1,057,404)	(1,242,788)
Class C	—	(567,073)	(1,144,699)	—
From net realized gain on investments
Class A	—	(556,342)	(660,858)	—
Class B	—	(125,175)	(73,300)	—
Class C	—	(72,128)	(80,834)	—
Total distributions declared to shareholders	$(3,631,591)	$(7,438,985)	$(14,199,859)	$(4,238,983)
Change in net assets from fund share transactions	$(1,771,453)	$(5,489,028)	$(7,423,527)	$(4,345,538)
Total change in net assets	$(1,183,010)	$(5,186,314)	$(7,176,667)	$(3,409,519)

Net assets
At beginning of period	86,061,520	165,585,291	334,956,699	111,071,552
At end of period	$84,878,510	$160,398,977	$327,780,032	$107,662,033
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$19,660	$(222,753)	$(432,641)	$(72,919)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/07	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,789,990	$4,944,816	$13,333,399	$6,264,424
Net realized gain (loss) on investments	253,412	425,988	746,232	1,224,740
Net unrealized gain (loss) on investments	(192,003)	(553,965)	(901,147)	(1,092,333)
Change in net assets from operations	$6,851,399	$4,816,839	$13,178,484	$6,396,831

Distributions declared to shareholders
From net investment income
Class A	$(5,495,872)	$(4,052,871)	$(11,631,198)	$(5,366,646)
Class B	(821,365)	(523,277)	(529,064)	(388,328)
Class C	—	—	(468,928)	—
From net realized gain on investments
Class A	—	(44,099)	(69,200)	(817,240)
Class B	—	(6,370)	(3,504)	(68,586)
Class C	—	—	(3,300)	—
Total distributions declared to shareholders	$(6,317,237)	$(4,626,617)	$(12,705,194)	$(6,640,800)
Change in net assets from fund share transactions	$(1,470,342)	$(4,007,457)	$(13,995,838)	$(6,498,685)
Total change in net assets	$(936,180)	$(3,817,235)	$(13,522,548)	$(6,742,654)

Net assets
At beginning of period	157,381,336	116,042,988	307,512,720	146,803,761
At end of period	$156,445,156	$112,225,753	$293,990,172	$140,061,107
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$121,116	$6,717	$(606,173)	$27,519

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$9.80	$9.73		$9.82	$10.02	$10.02

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.45	(z)	$0.44	$0.46	$0.46
Net realized and unrealized gain (loss) on investments	(0.23)	0.05	(z)	(0.09)	(0.19)	0.01
Total from investment operations	$0.21	$0.50		$0.35	$0.27	$0.47

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)		$(0.44)	$(0.47)	$(0.47)
Net asset value, end of period	$9.58	$9.80		$9.73	$9.82	$10.02
Total return (%) (r)(s)(t)	2.21	5.20		3.59	2.76	4.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.11		1.07	0.93	0.82
Expenses after expense reductions (f)	0.78	0.86		0.82	0.68	0.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.56	0.62		0.64	0.58	0.62
Net investment income	4.51	4.59	(z)	4.48	4.70	4.61
Portfolio turnover	13	12		9	19	12
Net assets at end of period (000 Omitted)	$80,893	$75,470		$75,597	$79,574	$82,507

See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$9.81	$9.74		$9.84	$10.03	$10.04

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.38	(z)	$0.37	$0.39	$0.38
Net realized and unrealized gain (loss) on investments	(0.22)	0.04	(z)	(0.10)	(0.19)	(0.01	)(g)
Total from investment operations	$0.14	$0.42		$0.27	$0.20	$0.37

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)		$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period	$9.59	$9.81		$9.74	$9.84	$10.03
Total return (%) (r)(s)(t)	1.43	4.41		2.71	2.08	3.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	1.87		1.83	1.70	1.64
Expenses after expense reductions (f)	1.55	1.62		1.58	1.45	1.44
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.33	1.38		1.40	1.35	1.44
Net investment income	3.75	3.83	(z)	3.72	3.93	3.79
Portfolio turnover	13	12		9	19	12
Net assets at end of period (000 Omitted)	$8,169	$9,408		$10,465	$11,544	$13,177

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.15	$11.13		$11.30	$11.53	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.46	$ 0.52	(z)	$0.49	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.26)	0.03	(z)	(0.12)	(0.24)	0.04
Total from investment operations	$0.20	$0.55		$0.37	$0.27	$0.55

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.48)		$(0.49)	$(0.50)	$(0.51)
From net realized gain on investments	(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.53)	$(0.53)		$(0.54)	$(0.50)	$(0.51)
Net asset value, end of period	$10.82	$11.15		$11.13	$11.30	$11.53
Total return (%) (r)(s)(t)	1.84	5.07		3.30	2.45	4.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	1.32		1.28	1.14	1.13
Expenses after expense reductions (f)	1.00	1.06		1.03	0.89	0.93
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.77	0.82		0.85	0.79	0.86
Net investment income	4.16	4.66	(z)	4.36	4.47	4.39
Portfolio turnover	22	8		12	20	13
Net assets at end of period (000 Omitted)	$126,126	$118,924		$118,476	$125,861	$131,642

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.11	$11.09		$11.27	$11.49	$11.45

Income (loss) from investment operations
Net investment income (d)	$0.38	$ 0.43	(z)	$0.41	$0.42	$0.42
Net realized and unrealized gain (loss) on investments	(0.25)	0.04	(z)	(0.14)	(0.22)	0.04
Total from investment operations	$0.13	$0.47		$0.27	$0.20	$0.46

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)		$(0.40)	$(0.42)	$(0.42)
From net realized gain on investments	(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.45)		$(0.45)	$(0.42)	$(0.42)
Net asset value, end of period	$10.79	$11.11		$11.09	$11.27	$11.49
Total return (%) (r)(s)(t)	1.15	4.29		2.43	1.77	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	2.07		2.03	1.89	1.87
Expenses after expense reductions (f)	1.75	1.82		1.78	1.64	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.52	1.57		1.60	1.54	1.60
Net investment income	3.43	3.91	(z)	3.61	3.70	3.62
Portfolio turnover	22	8		12	20	13
Net assets at end of period (000 Omitted)	$20,053	$25,654		$30,046	$35,328	$41,509

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.13	$11.11		$11.29	$11.51	$11.47

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.43	(z)	$0.41	$0.42	$0.42
Net realized and unrealized gain (loss) on investments	(0.24)	0.04	(z)	(0.14)	(0.22)	0.04
Total from investment operations	$0.13	$0.47		$0.27	$0.20	$0.46

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)		$(0.40)	$(0.42)	$(0.42)
From net realized gain on investments	(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.45)		$(0.45)	$(0.42)	$(0.42)
Net asset value, end of period	$10.81	$11.13		$11.11	$11.29	$11.51
Total return (%) (r)(s)(t)	1.16	4.29		2.43	1.78	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	2.07		2.03	1.89	1.87
Expenses after expense reductions (f)	1.75	1.82		1.78	1.64	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.52	1.57		1.60	1.54	1.60
Net investment income	3.40	3.92	(z)	3.61	3.72	3.63
Portfolio turnover	22	8		12	20	13
Net assets at end of period (000 Omitted)	$19,855	$15,822		$17,064	$19,730	$21,907

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.86	$11.85		$11.99	$12.30	$12.24

Income (loss) from investment operations
Net investment income (d)	$0.52	$ 0.51	(z)	$0.51	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	(0.42)	0.03	(z)	(0.09)	(0.27)	0.07
Total from investment operations	$0.10	$0.54		$0.42	$0.26	$0.60

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.50)		$(0.51)	$(0.53)	$(0.53)
From net realized gain on investments	(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.52)	$(0.53)		$(0.56)	$(0.57)	$(0.54)
Net asset value, end of period	$11.44	$11.86		$11.85	$11.99	$12.30
Total return (%) (r)(s)(t)	0.83	4.60		3.49	2.15	5.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.36		1.32	1.10	1.12
Expenses after expense reductions (f)	1.07	1.11		1.08	0.85	0.92
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.81	0.86		0.89	0.85	0.92
Net investment income	4.48	4.34	(z)	4.24	4.38	4.30
Portfolio turnover	17	12		8	9	9
Net assets at end of period (000 Omitted)	$257,884	$268,108		$270,124	$279,875	$305,185

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.84	$11.83		$11.98	$12.29	$12.23

Income (loss) from investment operations
Net investment income (d)	$0.45	$ 0.44	(z)	$0.43	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.43)	0.02	(z)	(0.10)	(0.27)	0.07
Total from investment operations	$0.02	$0.46		$0.33	$0.18	$0.52

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.42)		$(0.43)	$(0.45)	$(0.45)
From net realized gain on investments	(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.44)	$(0.45)		$(0.48)	$(0.49)	$(0.46)
Net asset value, end of period	$11.42	$11.84		$11.83	$11.98	$12.29
Total return (%) (r)(s)(t)	0.17	3.93		2.73	1.49	4.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	2.01		1.98	1.75	1.76
Expenses after expense reductions (f)	1.72	1.76		1.73	1.50	1.56
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.51		1.54	1.50	1.56
Net investment income	3.83	3.70	(z)	3.59	3.72	3.64
Portfolio turnover	17	12		8	9	9
Net assets at end of period (000 Omitted)	$21,537	$26,520		$32,610	$40,251	$50,363

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.85	$11.84		$11.98	$12.29	$12.23

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.44	(z)	$0.43	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.43)	0.02	(z)	(0.09)	(0.27)	0.07
Total from investment operations	$0.02	$0.46		$0.34	$0.18	$0.52

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.42)		$(0.43)	$(0.45)	$(0.45)
From net realized gain on investments	(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.44)	$(0.45)		$(0.48)	$(0.49)	$(0.46)
Net asset value, end of period	$11.43	$11.85		$11.84	$11.98	$12.29
Total return (%) (r)(s)(t)	0.17	3.93		2.82	1.49	4.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	2.01		1.98	1.76	1.77
Expenses after expense reductions (f)	1.72	1.76		1.73	1.51	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.51		1.54	1.51	1.57
Net investment income	3.83	3.69	(z)	3.61	3.76	3.67
Portfolio turnover	17	12		8	9	9
Net assets at end of period (000 Omitted)	$30,946	$33,152		$32,223	$32,897	$35,256

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008		2007		2006	2005	2004
Net asset value, beginning of period	$10.24		$10.15		$10.17	$10.31	$10.21

Income (loss) from investment operations
Net investment income (d)	$0.44		$0.45	(z)	$0.43	$0.44	$0.42
Net realized and unrealized gain (loss) on investments	(0.36)		0.06	(z)	(0.02)	(0.14)	0.10
Total from investment operations	$0.08		$0.51		$0.41	$0.30	$0.52

Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.42)		$(0.43)	$(0.44)	$(0.42)
From net realized gain on investments	(0.00	)(w)	—		—	—	—
Net asset value, end of period	$9.90		$10.24		$10.15	$10.17	$10.31
Total return (%) (r)(s)(t)	0.87		5.17		4.08	2.97	5.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11		1.18		1.13	1.03	1.05
Expenses after expense reductions (f)	0.80		0.82		0.77	0.69	0.75
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.60		0.60		0.60	0.60	0.64
Net investment income	4.32		4.45	(z)	4.24	4.33	4.12
Portfolio turnover	17		9		9	20	24
Net assets at end of period (000 Omitted)	$77,866		$73,813		$74,429	$67,942	$75,083

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008		2007		2006	2005	2004
Net asset value, beginning of period	$10.27		$10.18		$10.20	$10.34	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.36		$0.38	(z)	$0.36	$0.36	$0.34
Net realized and unrealized gain (loss) on investments	(0.35)		0.06	(z)	(0.03)	(0.14)	0.10
Total from investment operations	$0.01		$0.44		$0.33	$0.22	$0.44

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.35)		$(0.35)	$(0.36)	$(0.34)
From net realized gain on investments	(0.00	)(w)	—		—	—	—
Net asset value, end of period	$9.93		$10.27		$10.18	$10.20	$10.34
Total return (%) (r)(s)(t)	0.11		4.37		3.30	2.19	4.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86		1.94		1.89	1.80	1.85
Expenses after expense reductions (f)	1.56		1.58		1.53	1.46	1.55
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.36		1.36		1.36	1.37	1.44
Net investment income	3.56		3.69	(z)	3.49	3.56	3.32
Portfolio turnover	17		9		9	20	24
Net assets at end of period (000 Omitted)	$28,848		$33,849		$38,642	$41,455	$48,480

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$12.29	$12.25		$12.36	$12.61	$12.53

Income (loss) from investment operations
Net investment income (d)	$0.53	$ 0.55	(z)	$0.54	$0.56	$0.55
Net realized and unrealized gain (loss) on investments	(0.45)	0.00	(w)(z)	(0.11)	(0.25)	0.10
Total from investment operations	$0.08	$0.55		$0.43	$0.31	$0.65

Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.51)		$(0.54)	$(0.56)	$(0.57)
Net asset value, end of period	$11.85	$12.29		$12.25	$12.36	$12.61
Total return (%) (r)(s)(t)	0.62	4.57		3.48	2.52	5.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.37		1.34	1.23	1.21
Expenses after expense reductions (f)	1.06	1.12		1.09	0.98	1.01
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85	0.89		0.92	0.89	0.94
Net investment income	4.36	4.45	(z)	4.35	4.50	4.39
Portfolio turnover	13	10		13	15	16
Net assets at end of period (000 Omitted)	$134,422	$135,766		$131,167	$130,342	$137,911

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$12.29	$12.24		$12.36	$12.60	$12.52

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.47	(z)	$0.46	$0.48	$0.47
Net realized and unrealized gain (loss) on investments	(0.46)	0.01	(z)	(0.12)	(0.24)	0.10
Total from investment operations	$(0.01)	$0.48		$0.34	$0.24	$0.57

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.43)		$(0.46)	$(0.48)	$(0.49)
Net asset value, end of period	$11.84	$12.29		$12.24	$12.36	$12.60
Total return (%) (r)(s)(t)	(0.12)	3.98		2.73	1.94	4.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	2.02		1.99	1.88	1.86
Expenses after expense reductions (f)	1.71	1.77		1.74	1.63	1.66
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.54		1.57	1.54	1.59
Net investment income	3.71	3.80	(z)	3.70	3.85	3.74
Portfolio turnover	13	10		13	15	16
Net assets at end of period (000 Omitted)	$15,496	$20,679		$26,214	$31,032	$36,817

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.58	$10.56		$10.71	$10.96	$10.90

Income (loss) from investment operations
Net investment income (d)	$0.48	$0.47	(z)	$0.45	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.34)	(0.01	)(z)	(0.12)	(0.18)	0.06
Total from investment operations	$0.14	$0.46		$0.33	$0.27	$0.51

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)		$(0.44)	$(0.44)	$(0.45)
From net realized gain on investments	(0.03)	(0.00	)(w)	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.47)	$(0.44)		$(0.48)	$(0.52)	$(0.45)
Net asset value, end of period	$10.25	$10.58		$10.56	$10.71	$10.96
Total return (%) (r)(s)(t)	1.38	4.43		3.13	2.53	4.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.17		1.19	1.16	1.14
Expenses after expense reductions (f)	0.88	0.92		0.94	0.91	0.94
Net investment income	4.61	4.44	(z)	4.17	4.16	4.08
Portfolio turnover	26	15		5	11	19
Net assets at end of period (000 Omitted)	$101,028	$99,302		$98,825	$104,837	$118,990

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$10.57	$10.56		$10.70	$10.95	$10.89

Income (loss) from investment operations
Net investment income (d)	$0.41	$0.40	(z)	$0.38	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.34)	(0.02	)(z)	(0.11)	(0.18)	0.06
Total from investment operations	$0.07	$0.38		$0.27	$0.20	$0.44

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)		$(0.37)	$(0.37)	$(0.38)
From net realized gain on investments	(0.03)	(0.00	)(w)	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.40)	$(0.37)		$(0.41)	$(0.45)	$(0.38)
Net asset value, end of period	$10.24	$10.57		$10.56	$10.70	$10.95
Total return (%) (r)(s)(t)	0.72	3.66		2.56	1.87	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.82		1.84	1.81	1.79
Expenses after expense reductions (f)	1.53	1.57		1.59	1.56	1.59
Net investment income	3.93	3.78	(z)	3.52	3.51	3.43
Portfolio turnover	26	15		5	11	19
Net assets at end of period (000 Omitted)	$9,983	$12,924		$17,217	$20,689	$24,306
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.43	$11.41		$11.52	$11.73	$11.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$(0.51	)(z)	$0.51	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	(0.38)	(0.00	)(w)(z)	(0.12)	(0.21)	0.12
Total from investment operations	$0.15	$(0.51)		$0.39	$0.32	$0.65

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.49)		$(0.50)	$(0.53)	$(0.53)
From net realized gain on investments	(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.51)	$(0.49)		$(0.50)	$(0.53)	$(0.53)
Net asset value, end of period	$11.07	$11.43		$11.41	$11.52	$11.73
Total return (%) (r)(s)(t)	1.34	4.57		3.45	2.83	5.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	1.32		1.30	1.10	1.13
Expenses after expense reductions (f)	1.02	1.07		1.05	0.85	0.93
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	0.87		0.90	0.85	0.93
Net investment income	4.72	4.51	(z)	4.38	4.63	4.53
Portfolio turnover	27	8		13	11	11
Net assets at end of period (000 Omitted)	$257,133	$269,068		$277,633	$285,185	$301,218

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.42	$11.40		$11.51	$11.72	$11.60

Income (loss) from investment operations
Net investment income (d)	$0.46	$ 0.44	(z)	$0.43	$0.46	$0.45
Net realized and unrealized gain (loss) on investments	(0.38)	(0.00	)(w)(z)	(0.11)	(0.21)	0.12
Total from investment operations	$0.08	$0.44		$0.32	$0.25	$0.57

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
From net realized gain on investments	(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.44)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
Net asset value, end of period	$11.06	$11.42		$11.40	$11.51	$11.72
Total return (%) (r)(s)(t)	0.68	3.89		2.78	2.16	5.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.97		1.95	1.75	1.77
Expenses after expense reductions (f)	1.67	1.72		1.70	1.50	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.52		1.55	1.50	1.57
Net investment income	4.07	3.87	(z)	3.73	3.98	3.88
Portfolio turnover	27	8		13	11	11
Net assets at end of period (000 Omitted)	$9,941	$12,545		$16,885	$19,637	$23,564

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.43	$11.41		$11.52	$11.72	$11.61

Income (loss) from investment operations
Net investment income (d)	$0.46	$0.44	(z)	$0.43	$0.46	$0.45
Net realized and unrealized gain (loss) on investments	(0.39)	(0.00	)(w)(z)	(0.11)	(0.20)	0.11
Total from investment operations	$0.07	$0.44		$0.32	$0.26	$0.56

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
From net realized gain on investments	(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.44)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
Net asset value, end of period	$11.06	$11.43		$11.41	$11.52	$11.72
Total return (%) (r)(s)(t)	0.59	3.89		2.78	2.25	4.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.97		1.95	1.75	1.77
Expenses after expense reductions (f)	1.67	1.72		1.70	1.50	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.52		1.55	1.50	1.57
Net investment income	4.06	3.86	(z)	3.72	3.98	3.88
Portfolio turnover	27	8		13	11	11
Net assets at end of period (000 Omitted)	$15,105	$12,377		$12,995	$12,208	$13,338

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.45	$11.47		$11.58	$11.82	$11.77

Income (loss) from investment operations
Net investment income (d)	$0.49	$ 0.51	(z)	$0.48	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.45)	0.01	(z)	(0.11)	(0.25)	0.05
Total from investment operations	$0.04	$0.52		$0.37	$0.26	$0.56

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.47)		$(0.48)	$(0.50)	$(0.51)
From net realized gain on investments	(0.01)	(0.07)		—	—	—
Total distributions declared to shareholders	$(0.48)	$(0.54)		$(0.48)	$(0.50)	$(0.51)
Net asset value, end of period	$11.01	$11.45		$11.47	$11.58	$11.82
Total return (%) (r)(s)(t)	0.35	4.59		3.21	2.28	4.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	1.40		1.34	1.25	1.21
Expenses after expense reductions (f)	1.10	1.15		1.09	1.00	1.01
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85	0.89		0.92	0.89	0.93
Net investment income	4.33	4.41	(z)	4.16	4.35	4.33
Portfolio turnover	14	13		7	14	17
Net assets at end of period (000 Omitted)	$124,948	$129,974		$134,416	$134,459	$140,599

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2008	2007		2006	2005	2004
Net asset value, beginning of period	$11.44	$11.46		$11.58	$11.82	$11.76

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.43	(z)	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	(0.44)	0.01	(z)	(0.13)	(0.24)	0.06
Total from investment operations	$(0.02)	$0.44		$0.28	$0.19	$0.49

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)		$(0.40)	$(0.43)	$(0.43)
From net realized gain on investments	(0.01)	(0.07)		—	—	—
Total distributions declared to shareholders	$(0.41)	$(0.46)		$(0.40)	$(0.43)	$(0.43)
Net asset value, end of period	$11.01	$11.44		$11.46	$11.58	$11.82
Total return (%) (r)(s)(t)	(0.21)	3.92		2.45	1.62	4.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	2.06		1.99	1.90	1.86
Expenses after expense reductions (f)	1.75	1.80		1.74	1.65	1.66
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.55		1.57	1.54	1.58
Net investment income	3.69	3.76	(z)	3.51	3.71	3.68
Portfolio turnover	14	13		7	14	17
Net assets at end of period (000 Omitted)	$8,096	$10,087		$12,388	$14,334	$17,744

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and each fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund’s financial statements.

Notes to Financial Statements – continued

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and swap agreements.

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by each fund. Upon entering into such contracts, each fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is an exchange of cash payments between each fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by each fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. Certain funds hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At March 31, 2008, each fund’s payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the

Notes to Financial Statements – continued

trust, and the interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions were as follows:

	Payable to the holder of the floating rate certificate from trust assets	Weighted average interest rate on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters
Fund
Mississippi Fund	$1,255,405	2.59%	$185,690
New York Fund	5,030,650	2.42%	372,280
North Carolina Fund	14,946,545	3.32%	817,140
Pennsylvania Fund	1,447,235	3.63%	211,410
South Carolina Fund	7,300,555	2.62%	326,856
Virginia Fund	14,695,014	2.95%	578,710
West Virginia Fund	903,582	2.57%	337,494

Primary and externally deposited inverse floaters held by each fund are not accounted for as secured borrowings.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard to the funds, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the funds’ financial statements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of each fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on each fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$428,910	$125,085	$384	$ —	$424,230	$299,592	$70,146
Tax-exempt income	3,735,946	6,650,742	12,667,723	4,275,697	6,321,006	4,350,633	11,998,208	5,569,466
Long-term capital gain	—	324,596	852,704	27,487	—	85,905	467,613	94,967
Total distributions	$3,735,946	$7,404,248	$13,645,512	$4,303,568	$6,321,006	$4,860,768	$12,765,413	$5,734,579

Year ended 3/31/07	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$104,521	$346,482	$—	$—	$—	$—	$—
Tax-exempt income	3,631,591	6,685,340	13,384,867	4,238,983	6,317,237	4,576,148	12,629,190	5,754,974
Long-term capital gain		649,124	468,510			50,469	76,004	885,826
Total distributions	$3,631,591	$7,438,985	$14,199,859	$4,238,983	$6,317,237	$4,626,617	$12,705,194	$6,640,800

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$86,066,544	$161,561,553	$296,002,331	$104,217,312	$141,643,139	$103,952,772	$272,334,657	$128,551,767
Gross appreciation	$2,972,364	$6,897,755	$11,480,481	$3,396,343	$5,614,242	$3,743,103	$9,689,755	$2,655,369
Gross depreciation	(1,461,929)	(2,263,036)	(6,195,353)	(2,041,426)	(2,844,480)	(2,694,697)	(5,935,120)	(2,884,481)
Net unrealized appreciation (depreciation)	$1,510,435	$4,634,719	$5,285,128	$1,354,917	$2,769,762	$1,048,406	$3,754,635	$(229,112)
Undistributed ordinary income	—	381,535	149,941	—	—	338,203	581,396	20,384
Undistributed tax-exempt income	319,552	472,747	1,292,981	381,509	580,268	815,575	624,007	431,670
Undistributed long-term capital gain	—	450,132	1,146,971	—	106,201	138,081	61,164	1,228,290
Capital loss carryforwards	(141,925)	—	—	(17,684)	—	—	—	—
Post-October capital loss deferral	(2,850)	—	—	(407,535)	—	(50,540)	—	—
Other temporary differences	(274,861)	(3,696)	73,226	(424,529)	(320,458)	(346,636)	(885,716)	803,392

As of March 31, 2008, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Mississippi Fund	Pennsylvania Fund
3/31/13	$(112,248)	$—
3/31/14	(29,677)	—
3/31/16	—	(17,684)
Total	$(141,925)	$(17,684)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2008, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$213,859	$400,676	$793,193	$268,787	$379,214	$272,643	$714,830	$340,425

The management fee incurred for the year ended March 31, 2008 was equivalent to an annual effective rate of 0.30% of each fund’s average daily net assets.

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the funds operating expenses exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue through July 31, 2008, unless changed or rescinded by the Board of Trustees. For the year ended March 31, 2008 this reduction amounted to $64,269 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the year ended March 31, 2008, as its portion of the initial sales charge on sales of Class A shares of each fund.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$36,428	$33,356	$40,546	$35,474	$33,121	$22,362	$36,861	$27,046

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.10%	0.25%	0.35%	—	$—
New York Fund	0.10%	0.25%	0.35%	0.25%	302,043
North Carolina Fund	0.10%	0.25%	0.35%	0.35%	917,945
Pennsylvania Fund	0.10%	0.25%	0.35%	0.10%	76,111
South Carolina Fund	0.10%	0.25%	0.35%	0.35%	467,606
Tennessee Fund	0.10%	0.25%	0.35%	0.35%	343,084
Virginia Fund	0.10%	0.25%	0.35%	0.35%	917,148
West Virginia Fund	0.10%	0.25%	0.35%	0.35%	444,431

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$65,955
New York Fund	0.75%	0.25%	1.00%	1.00%	225,872
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	236,869
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	268,875
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	180,835
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	110,330
Virginia Fund	0.75%	0.25%	1.00%	1.00%	108,855
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	91,893

Notes to Financial Statements – continued

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$168,660
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	313,197
Virginia Fund	0.75%	0.25%	1.00%	1.00%	130,035

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$65,955	$696,575	$1,468,011	$344,986	$648,441	$453,414	$1,156,038	$536,324

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2008 based on each class’ average daily net assets. Payment of the Mississippi Fund’s 0.25% annual Class A service fee and 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. Payment of the New York Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the Pennsylvania Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund’s Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2008, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$9,677	$500	$15	$—	$—	$—
Class B	10,257	37,093	27,324	30,964	30,867	10,847	8,918	11,627
Class C	N/A	1,312	3,942	N/A	N/A	N/A	1,040	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund’s Board of Trustees. For the year ended March 31, 2008, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund’s average daily net assets and shareholder services.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$32,527	$64,396	$125,254	$45,228	$59,189	$42,177	$112,922	$52,544
Percentage of average daily net assets	0.0381%	0.0403%	0.0396%	0.0422%	0.0391%	0.0388%	0.0396%	0.0387%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following. Each fund may also pay shareholder servicing costs directly to non-related parties.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$29,604	$51,256	$90,267	$37,434	$39,312	$28,724	$79,454	$34,813

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500.

Notes to Financial Statements – continued

The administrative services fee incurred for the year ended March 31, 2008 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0268%	0.0214%	0.0183%	0.0244%	0.0218%	0.0243%	0.0187%	0.0225%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees’ compensation for the year ended March 31, 2008.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$688	$781	$1,542	$699	$1,515	$735	$1,536	$1,511

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2008, and is included in payable for independent trustees’ compensation.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$8,089	$10,462	$13,230	$8,000	$13,193	$10,412	$13,251	$13,188

Other – These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2008, the fee paid by the funds to Tarantino LLC amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$557	$1,040	$2,055	$699	$985	$708	$1,844	$885

MFS has agreed to reimburse each fund for a portion of the payments made by the fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$400	$750	$1,488	$503	$711	$511	$1,342	$638

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$13,053,890	$42,047,323	$56,392,008	$18,863,809	$19,637,310	$28,594,741	$78,052,165	$19,305,621
Sales	$10,996,317	$36,140,556	$69,457,674	$18,547,406	$24,088,365	$27,273,111	$82,847,796	$31,546,938

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund’s shares were as follows:

	Mississippi Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,428,055	$13,861,790	663,986	$6,491,928
Class B	50,077	485,249	46,864	458,803
	1,478,132	$14,347,039	710,850	$6,950,731

Shares issued to shareholders in reinvestment of distributions
Class A	207,805	$2,009,167	193,423	$1,891,276
Class B	16,964	164,330	19,122	187,141
	224,769	$2,173,497	212,545	$2,078,417

Shares reacquired
Class A	(894,424)	$(8,640,172)	(925,165)	$(9,025,658)
Class B	(174,463)	(1,691,914)	(181,260)	(1,774,943)
	(1,068,887)	$(10,332,086)	(1,106,425)	$(10,800,601)

Net change
Class A	741,436	$7,230,785	(67,756)	$(642,454)
Class B	(107,422)	(1,042,335)	(115,274)	(1,128,999)
	634,014	$6,188,450	(183,030)	$(1,771,453)

	New York Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,938,189	$21,279,035	1,133,622	$12,597,179
Class B	74,565	819,051	86,951	964,688
Class C	549,644	6,060,788	126,256	1,407,588
	2,562,398	$28,158,874	1,346,829	$14,969,455

Shares issued to shareholders in reinvestment of distributions
Class A	307,996	$3,391,111	307,695	$3,437,943
Class B	55,486	609,255	64,570	718,927
Class C	39,785	437,289	35,669	397,818
	403,267	$4,437,655	407,934	$4,554,688

Shares reacquired
Class A	(1,258,346)	$(13,855,672)	(1,418,323)	$(15,814,182)
Class B	(579,561)	(6,360,968)	(551,167)	(6,130,622)
Class C	(173,379)	(1,904,832)	(275,976)	(3,068,367)
	(2,011,286)	$(22,121,472)	(2,245,466)	$(25,013,171)

Net change
Class A	987,839	$10,814,474	22,994	$220,940
Class B	(449,510)	(4,932,662)	(399,646)	(4,447,007)
Class C	416,050	4,593,245	(114,051)	(1,262,961)
	954,379	$10,475,057	(490,703)	$(5,489,028)

Notes to Financial Statements – continued

	North Carolina Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,721,939	$19,991,964	1,898,273	$22,539,331
Class B	110,894	1,291,414	73,925	876,814
Class C	447,711	5,228,711	388,647	4,606,363
	2,280,544	$26,512,089	2,360,845	$28,022,508

Shares issued to shareholders in reinvestment of distributions
Class A	663,271	$7,754,321	656,787	$7,802,661
Class B	42,489	496,167	53,048	629,177
Class C	72,882	851,681	76,393	906,938
	778,642	$9,102,169	786,228	$9,338,776

Shares reacquired
Class A	(2,446,335)	$(28,572,804)	(2,742,695)	$(32,545,431)
Class B	(507,261)	(5,929,036)	(643,462)	(7,631,237)
Class C	(610,694)	(7,142,938)	(388,669)	(4,608,143)
	(3,564,290)	$(41,644,778)	(3,774,826)	$(44,784,811)

Net change
Class A	(61,125)	$(826,519)	(187,635)	$(2,203,439)
Class B	(353,878)	(4,141,455)	(516,489)	(6,125,246)
Class C	(90,101)	(1,062,546)	76,371	905,158
	(505,104)	$(6,030,520)	(627,753)	$(7,423,527)

	Pennsylvania Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,624,697	$16,384,665	1,220,775	$12,466,087
Class B	129,987	1,316,228	123,402	1,261,103
	1,754,684	$17,700,893	1,344,177	$13,727,190

Shares issued to shareholders in reinvestment of distributions
Class A	202,392	$2,041,995	181,751	$1,854,890
Class B	69,367	701,914	76,588	783,496
	271,759	$2,743,909	258,339	$2,638,386

Shares reacquired
Class A	(1,172,694)	$(11,822,576)	(1,329,719)	$(13,551,451)
Class B	(590,904)	(5,963,612)	(700,221)	(7,159,663)
	(1,763,598)	$(17,786,188)	(2,029,940)	$(20,711,114)

Net change
Class A	654,395	$6,604,084	72,807	$769,526
Class B	(391,550)	(3,945,470)	(500,231)	(5,115,064)
	262,845	$2,658,614	(427,424)	$(4,345,538)

Notes to Financial Statements – continued

	South Carolina Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,312,186	$15,766,440	1,237,791	$15,208,672
Class B	36,660	442,057	61,731	755,885
	1,348,846	$16,208,497	1,299,522	$15,964,557

Shares issued to shareholders in reinvestment of distributions
Class A	308,088	$3,728,124	307,423	$3,777,261
Class B	36,730	444,432	44,911	551,237
	344,818	$4,172,556	352,334	$4,328,498

Shares reacquired
Class A	(1,318,977)	$(15,981,425)	(1,208,409)	$(14,841,104)
Class B	(447,922)	(5,412,035)	(564,676)	(6,922,293)
	(1,766,899)	$(21,393,460)	(1,773,085)	$(21,763,397)

Net change
Class A	301,297	$3,513,139	336,805	$4,144,829
Class B	(374,532)	(4,525,546)	(458,034)	(5,615,171)
	(73,235)	$(1,012,407)	(121,229)	$(1,470,342)

	Tennessee Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,314,620	$13,696,524	1,107,252	$11,714,106
Class B	45,319	469,407	21,584	228,692
	1,359,939	$14,165,931	1,128,836	$11,942,798

Shares issued to shareholders in reinvestment of distributions
Class A	220,085	$2,299,836	204,944	$2,169,008
Class B	24,854	259,625	29,765	314,601
	244,939	$2,559,461	234,709	$2,483,609

Shares reacquired
Class A	(1,062,121)	$(11,100,219)	(1,284,714)	$(13,567,118)
Class B	(317,669)	(3,324,533)	(460,389)	(4,866,746)
	(1,379,790)	$(14,424,752)	(1,745,103)	$(18,433,864)

Net change
Class A	472,584	$4,896,141	27,482	$315,996
Class B	(247,496)	(2,595,501)	(409,040)	(4,323,453)
	225,088	$2,300,640	(381,558)	$(4,007,457)

Notes to Financial Statements – continued

	Virginia Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,688,156	$19,000,975	1,287,431	$14,716,384
Class B	69,039	778,407	49,323	563,135
Class C	386,974	4,362,861	132,391	1,510,841
	2,144,169	$24,142,243	1,469,145	$16,790,360

Shares issued to shareholders in reinvestment of distributions
Class A	637,562	$7,188,256	603,956	$6,905,165
Class B	22,710	256,018	27,108	309,555
Class C	28,221	318,006	27,058	309,239
	688,493	$7,762,280	658,122	$7,523,959

Shares reacquired
Class A	(2,627,933)	$(29,642,471)	(2,681,174)	$(30,616,172)
Class B	(291,100)	(3,282,430)	(458,840)	(5,235,603)
Class C	(132,842)	(1,501,846)	(215,473)	(2,458,382)
	(3,051,875)	$(34,426,747)	(3,355,487)	$(38,310,157)

Net change
Class A	(302,215)	$(3,453,240)	(789,787)	$(8,994,623)
Class B	(199,351)	(2,248,005)	(382,409)	(4,362,913)
Class C	282,353	3,179,021	(56,024)	(638,302)
	(219,213)	$(2,522,224)	(1,228,220)	$(13,995,838)

	West Virginia Municipal Bond Fund
	Year ended 3/31/08		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	673,711	$7,556,954	652,133	$7,488,745
Class B	39,137	441,404	35,587	409,605
	712,848	$7,998,358	687,720	$7,898,350

Shares issued to shareholders in reinvestment of distributions
Class A	319,968	$3,605,557	372,205	$4,278,867
Class B	17,364	195,621	24,063	276,549
	337,332	$3,801,178	396,268	$4,555,416

Shares reacquired
Class A	(1,000,725)	$(11,286,514)	(1,390,871)	$(15,981,170)
Class B	(202,518)	(2,276,916)	(258,739)	(2,971,281)
	(1,203,243)	$(13,563,430)	(1,649,610)	$(18,952,451)

Net change
Class A	(7,046)	$(124,003)	(366,533)	$(4,213,558)
Class B	(146,017)	(1,639,891)	(199,089)	(2,285,127)
	(153,063)	$(1,763,894)	(565,622)	$(6,498,685)

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2008, each fund’s commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statement of Operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$291	$522	$1,106	$362	$532	$363	$962	$448
Interest Expense	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, certain of the portfolios constituting MFS Municipal Series Trust (the “Trust”) as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2008

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)

INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare

David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until May 2001)

Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Robert J. Manning(k) (born 10/20/63)	President	March 2008	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Maria F. Dwyer(k) (born 12/01/58)	Treasurer	March 2008	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004); MFS Group of Funds, President (November 2005 – March 2008)

Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)

Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)

Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)

Richard S. Weitzel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)

James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Trustees and Officers – continued

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
New York Fund	$353,390
North Carolina Fund	916,043
Pennsylvania Fund	27,487
South Carolina Fund	31,950
Tennessee Fund	85,905
Viginia Fund	504,436
West Virginia Fund	121,170

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Mississippi Fund	100.00%
New York Fund	100.00%
North Carolina Fund	100.00%
Pennsylvania Fund	100.00%
South Carolina Fund	100.00%
Tennessee Fund	96.03%
Viginia Fund	100.00%
West Virginia Fund	100.00%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

MFS® Municipal Income Fund

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

3/31/08

LMB-ANN

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.1%
General Obligations – Schools	11.9%
Utilities – Municipal Owned	10.0%
General Obligations – General Purpose	8.8%
State & Local Agencies	8.4%

Credit quality of bonds (r)
AAA	45.3%
AA	14.9%
A	17.0%
BBB	16.7%
BB	1.2%
B	0.5%
CC (o)	0.0%
CCC	0.4%
Not Rated	4.0%

Portfolio facts
Average Duration (d)(i)	8.1
Average Life (i)(m)	15.2 yrs.
Average Maturity (i)(m)	17.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/08.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended March 31, 2008, Class A shares of the MFS Municipal Income Fund provided a total return of 0.81%, at net asset value. This compares with a return of 1.90% for the fund’s benchmark, the Lehman Brothers Municipal Bond Index.

Market Environment

The U.S. economy and financial markets experienced deterioration and heightened volatility over the reporting period. U.S. economic growth slowed significantly in the fourth quarter of 2007 and the domestic economy continued to be buffeted by headwinds as we entered 2008. These challenges included continued weakness in the housing market, subdued corporate investment, signs of a weaker job market, and a tighter credit environment as banks sought to repair balance sheets. While reasonably resilient, parts of the global economy and financial system experienced some spillover from the U.S. slowdown. Japanese growth slowed over the reporting period and European financial markets were adversely affected by U.S. mortgage and structured product losses.

In the face of this financial and economic turmoil, most global central banks were forced to inject liquidity and to reassess their tightening biases as government bond yields declined and credit spreads widened. Late in the reporting period, the U.S. Federal Reserve Board began an aggressive rate cutting campaign, while the U.S. federal government moved quickly to design a modest fiscal stimulus package. Though the Bank of England and the Bank of Canada also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged.

By the end of the reporting period, bond yields and credit spreads implied market expectations of further financial and economic weakening, as well as continued rate cuts by many global central banks. However, global equity markets recorded only a modest decline from third quarter highs.

Detractors from Performance

Over the reporting period, security selection in healthcare-related bonds, general obligations municipal securities, and utilities bonds held back the fund’s relative performance. An overweighted relative exposure to “BBB” rated(s) securities also had a negative impact on results as these securities underperformed the Lehman Brothers Municipal Bond Index.

Contributors to Performance

Yield curve(y) positioning bolstered the fund’s relative performance. Specifically, the fund’s relative results benefited from an overweighted position in the short end of the curve (represented by bonds with durations(d)

3

Management Review – continued

of 0- to 4- years). Underweighting the intermediate to longer end of the curve (represented by bonds with durations between 8- to 14- years) also helped relative returns.

Respectfully,

Geoffrey Schechter

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 3/31/08

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

5

Performance Summary – continued

Total returns through 3/31/2008

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	9/07/93	0.81%	4.07%	4.38%
B	12/29/86	(0.06)%	3.29%	3.60%
C	1/03/94	(0.05)%	3.32%	3.61%
A1	6/25/07	0.79%	3.42%	4.47%
B1	6/25/07	0.12%	2.63%	3.65%

Average Annual

Comparative Benchmark

Lehman Brothers Municipal Bond Index (f)	1.90%	3.93%	4.99%

Average annual with sales charge

A With Initial Sales Charge (4.75%)	(3.98)%	3.06%	3.88%
B With CDSC (Declining over six years from 4% to 0%) (x)	(3.89)%	2.95%	3.60%
C With CDSC (1% for 12 months) (x)	(1.01)%	3.32%	3.61%
A1 With Initial Sales Charge (4.75%)	(3.99)%	2.42%	3.96%
B1 With CDSC (Declining over six years from 4% to 0%) (x)	(3.71)%	2.30%	3.65%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.

(x)	Assuming redemption at the end of the applicable period.

Benchmark Definitions

Lehman Brothers Municipal Bond Index - a market capitalization-weighted index that measures the performance of the tax-exempt bond market. It is not possible to invest directly in an index.

Notes to Performance Summary

Performance for class A1 shares includes the performance of the MFS Municipal Bond Fund class A shares for the period prior to the merger of the MFS Municipal Bond Fund into the MFS Municipal Income Fund. Performance for class B1 shares includes the performance of the MFS Municipal Bond Fund class B shares for the period prior to the merger of the MFS Municipal Bond Fund into the MFS Municipal Income Fund. The merger occurred at the close of business on June 22, 2007.

6

Performance Summary – continued

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.80%	$1,000.00	$997.39	$3.99
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
B	Actual	1.56%	$1,000.00	$993.66	$7.78
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
C	Actual	1.56%	$1,000.00	$992.56	$7.77
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
A1	Actual	0.53%	$1,000.00	$998.66	$2.65
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
B1	Actual	1.29%	$1,000.00	$994.84	$6.43
	Hypothetical (h)	1.29%	$1,000.00	$1,018.55	$6.51

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

3/31/08

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.3%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$184,792
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	87,611
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	925,188
Chicago, IL, O’Hare International Airport Rev., XLCA, 6%, 2029	6,000,000	6,063,120
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,280,144
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022 (u)	8,000,000	8,128,080
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	1,125,000	1,143,011
Indianapolis, IN, Local Public Improvement (Airport Authority Project), “I”, MBIA, 5%, 2034	900,000	811,764
Louisville & Jefferson County, KY, Regional Airport Authority, “A”, MBIA, 6.5%, 2017	3,000,000	3,056,760
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,465,000	3,151,010
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,526,001
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,119,409

		$28,476,890
General Obligations - General Purpose - 8.6%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,132,236
Chicago, IL, AMBAC, 5.5%, 2018 (u)	11,800,000	13,195,114
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,292,647
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	4,680,000	4,829,666
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)	5,580,000	6,357,294
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,300,000	2,461,437
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	590,000	577,368
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	275,000	289,561
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,697
Country Club Hills, IL, “N”, MBIA, 5%, 2031	3,170,000	3,122,228
Cranston, RI, FGIC, 6.375%, 2009 (c)	200,000	215,516
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	894,391
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,108,840

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	$1,360,000	$575,797
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	480,159
Mobile County, AL, 6%, 2009 (c)	800,000	840,832
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,046,860
New York, NY, Urban Development Corp., 5.5%, 2016	13,365,000	13,452,808
Pittsfield, MA, MBIA, 5.5%, 2017	100,000	108,095
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,021,120
State of California, 5.5%, 2009 (c)	11,650,000	12,364,029
State of California, 5%, 2031	8,715,000	8,585,059
State of California, FSA, 5%, 2037 (f)	5,000,000	4,961,700
State of Illinois, MBIA, 5.5%, 2025	500,000	510,775
State of Washington, 6.75%, 2010	3,880,000	4,187,878
State of Washington, 6%, 2012	4,360,000	4,880,584
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,289,808
Texas Transportation Commission Mobility Fund, 5%, 2037	7,095,000	6,988,149

		$106,775,648
General Obligations - Improvement - 2.8%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,060,900
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,348,295
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,158,113
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	10,185,000	12,411,848
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,317,206
Worcester, MA, FSA, 6%, 2010 (c)	3,475,000	3,761,722

		$35,058,084
General Obligations - Schools - 11.8%
Adams 12 Five Star Schools, CO, “B”, FGIC, 0%, 2025	$2,190,000	$811,045
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	20,295,000	22,933,553
Chicago, IL, Board of Education, FGIC, 5.25%, 2019	10,000,000	10,730,500
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,381,520
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	449,397
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	281,333
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	313,221
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,093,570
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	2,038,278

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	$265,000	$344,532
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,421,245
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,012,990
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,013,550
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	2,505,000	922,516
Joshua, TX, Independent School District, PSF, 4.75%, 2033	11,585,000	10,963,581
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,370,396
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,484,893
Keller, TX, Independent School District, PSF, 6%, 2017	225,000	238,606
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,311,610
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)	640,000	725,184
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	884,835
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	739,580
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	11,930,280
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,247,118
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,084,450
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	3,988,934
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building, “N”, PSF, 0%, 2029	4,000,000	1,211,240
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027	1,000,000	1,079,140
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028	1,000,000	1,074,900
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)	700,000	727,230
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,640,205
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	800,993
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,275,000	592,683
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)	2,200,000	2,430,934
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, “N”, PSF, 0%, 2014	90,000	65,955
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,844,981
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	4,361,219
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,280,660
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,280,660

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	$2,500,000	$2,526,950
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	428,485
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	14,777,250
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	8,343,467
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,949,989
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,041,320
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	658,868
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,783,698
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,890,827
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,138,922

		$145,647,293
Healthcare Revenue - Hospitals - 16.9%
Akron Bath Copley, OH, Hospital Rev. (Children’s Hospital), FSA, 5.25%, 2025	$1,000,000	$1,030,300
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	650,000	769,496
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	204,485
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,182,577
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	414,344
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,013,240
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,750,368
California Statewide Communities Development Authority Rev. (Childrens Hospital), 5%, 2047	1,595,000	1,250,943
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	173,187
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	82,775
California Statewide Communties Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	3,260,000	3,279,723
Cass County, MO, Hospital Rev., 5.625%, 2038	890,000	811,573
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	435,000	436,601
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,997,730

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 10.755%, 2036	$4,950,000	$4,950,000
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	934,182
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	557,130
District of Columbia, Hospital Rev. (Medlantic Healthcare), ETM, MBIA, 5.25%, 2019 (c)	6,750,000	6,892,695
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	4,999,800
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	110,000	110,398
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	650,000	558,922
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	2,100,000	2,102,247
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)	2,000,000	2,239,560
Harris County, TX, Health Facilities Development Corp., “A” (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,513,882
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 6.445%, 2027 (p)	5,000,000	6,406,100
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,851,386
Illinois Development Finance Authority Rev. “A” (Provena Health), MBIA, 5.25%, 2012	1,600,000	1,619,504
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,981,800
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015	7,500,000	7,716,450
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,075,180
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,645,275
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,929,159
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	5,351,426
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	208,499
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	428,268

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	$1,515,000	$1,539,664
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	118,908
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,681,897
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	407,464
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	253,950
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,283,480
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,608,398
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	216,569
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2010	3,645,000	3,764,119
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,104
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,027,390
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	574,240
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2037	1,375,000	216,288
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	337,459
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,300,000	1,152,541
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	1,100,000	1,109,691
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,420,173
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	269,084
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	278,690
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,000,000	926,860

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Marion County, FL, Hospital District (Munroe Regional Medical Center), 5.625%, 2019	$480,000	$490,790
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	529,955
Marshall County, AL, Health Care, “A”, 5.75%, 2015	1,000,000	1,056,690
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	957,848
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,490,906
Maryland Health & Higher Educational Facilites Authority Rev. (Washington County Hospital), 6%, 2043	615,000	597,386
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	1,750,000	1,727,198
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,338,535
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,777,328
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,212,980
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	395,000	373,504
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	3,601,582
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	400,000	419,272
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,992,530
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	297,066
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	763,890
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	815,792
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM, MBIA, 5.375%, 2014 (c)	515,000	548,032
Michigan Hospital Finance Authority Rev., “A” (Crittenton), 5.625%, 2027	1,000,000	1,019,900
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,502,382
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	856,815
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	514,215

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	$1,710,000	$1,724,261
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	230,000	236,001
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	504,746
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	320,000	343,936
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,069,610
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	526,625
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	511,050
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	670,446
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	2,245,081
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,702,735
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,719,750
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	900,000	869,868
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	600,000	636,396
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	261,242
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,671,065
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,495,838
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,500,000	1,626,255
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	2,710,000	2,473,282
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,975,591
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,720,590
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	270,000	288,306

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	$665,000	$735,729
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	351,358
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	781,966
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	282,367
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,432,081
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	337,710
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	562,850
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	850,120
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	445,000	413,997
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	479,489
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,613,576
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	503,765
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	546,857
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,644,675
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	982,720
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	844,589
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,771,740
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	3,042,870
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	413,776
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,472,259
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,206,593
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	512,115

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	$2,715,000	$2,347,443
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	857,723
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,599,090
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	497,830
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	195,119
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,258,963
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,001,530
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,317,221
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,635,159
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	878,403
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	667,232
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,817,210
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	3,165,000	2,692,149
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,332,670
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,129,040
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,144,726
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	355,000	361,738

		$208,385,892
Healthcare Revenue - Long Term Care - 0.5%
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	$505,000	$343,400
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	1,130,000	768,400
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	305,000	346,572

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	$195,000	$208,182
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	270,000	320,873
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	105,000	124,784
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	206,934
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	785,000	747,909
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	465,000	561,776
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,079,849
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	860,000	867,534
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	362,963

		$5,939,176
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$360,000	$364,360
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	150,000	150,594
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,085,100

		$1,600,054
Industrial Revenue - Airlines - 0.3%
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	$720,000	$544,781
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	499,817
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	300,000	303,279
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	970,000	979,846
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.65%, 2035 (a)	1,000,000	991,440

		$3,319,163

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - 0.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (a)	$4,500,000	$4,680,045
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	778,676
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	855,549
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	922,640

		$7,236,910
Industrial Revenue - Environmental Services - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,534,103
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,509,325
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	500,000	518,535
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,902,160
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	150,000	155,084
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	246,129
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	1,950,000	1,906,359
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	550,946

		$9,322,641
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other - 2.1%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$500,000	$518,740
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	290,458
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	462,395
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	505,225

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$4,360,000	$4,398,063
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,847,710
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,325,480
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	400,000	423,380
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	560,368
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	670,925
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	4,501,081

		$25,503,825
Industrial Revenue - Paper - 1.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$260,000	$207,995
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,700,024
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014	1,400,000	1,456,826
Jay, ME, Solid Waste Disposal Rev., “A” (International Paper Co.), 5.125%, 2018	1,500,000	1,412,595
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	2,000,000	2,035,700
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026	1,500,000	1,501,560
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	500,000	498,385
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	812,128
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,848,288
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,256,588
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	550,000	458,964

		$14,189,053

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$265,000	$263,050
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	185,000	162,154

		$425,204
Miscellaneous Revenue - Other - 0.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$330,315
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	441,468
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	446,170
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	60,000	53,409

		$1,271,362
Multi-Family Housing Revenue - 1.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$484,587
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,119,302
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025 (a)	4,500,000	4,522,005
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,072,680
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	964,480
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	467,000
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,465,000	1,324,463
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,095,252
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (n)	2,000,000	1,993,400
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	305,000	269,681
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,941,052

		$16,253,902
Parking - 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$255,026
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	550,000	349,982
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,185,000	705,075
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	300,000	167,178

		$1,477,261

23

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 2.7%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,078,742
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	9,939,400
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,032,900
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	5,250,000	5,285,595
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,109,631
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,264,298
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	3,340,000	3,356,299

		$33,066,865
Single Family Housing - Local - 3.8%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$3,013,280
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	126,000	127,166
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	2,030,000	2,076,528
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	355,000	360,598
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	30,000	30,575
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,495,000	2,518,777
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	465,000	475,816
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	35,000	35,466
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	75,000	76,529
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,500,000	1,476,000
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,720,000	3,784,505
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	285,000	74,949
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	80,000	80,124
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	165,000	168,661
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	530,000	550,628
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	675,000	687,953

24

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	$95,000	$96,283
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	1,075,000	1,108,314
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	80,000	82,735
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	565,000	567,102
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	190,000	191,556
Maricopa County, AZ, Single Family Mortgage Rev., “B”, GNMA, 6.2%, 2034	55,000	55,267
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,345,000	3,378,015
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,430,000	2,438,845
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,815,000	1,876,656
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	300,000	306,294
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	620,000	620,242
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	895,000	933,181
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	395,000	408,762
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,650,000	2,700,933
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,465,000	4,526,394
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 6.875%, 2026	50,000	50,123
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	839,328
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	1,110,000	1,136,707
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,480,000	1,501,120
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	340,000	341,911
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	1,005,000	1,021,773

25

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	$2,250,000	$2,262,083
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	610,000	616,185
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	930,000	961,648
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-4”, GNMA, 5.55%, 2038	1,985,000	1,958,917
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program), “A”, GNMA, 5.25%, 2039	1,188,025	1,125,083

		$46,643,012
Single Family Housing - State - 2.3%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,610,000	$1,708,180
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,445,000	775,407
Colorado Housing & Finance Authority Rev., 6.05%, 2016	160,000	162,344
Colorado Housing & Finance Authority Rev., 7.45%, 2016	120,000	121,450
Colorado Housing & Finance Authority Rev., 6.875%, 2028	25,000	25,267
Colorado Housing & Finance Authority Rev., 6.8%, 2030	215,000	217,739
Colorado Housing & Finance Authority Rev. (Single Family Program), “C-2”, 8.4%, 2021	95,000	98,978
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	230,000	239,784
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	10,000	10,018
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	3,000	3,034
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	905,000	901,652
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	85,000	89,088
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	39,000	39,892
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	80,763
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	565,000	578,283
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	530,000	550,357
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	160,000	165,710
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	60,000	61,954
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,895,000	1,959,601
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032	125,000	126,303
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	530,000	535,703

26

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	$160,000	$166,358
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,915,000	1,975,974
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	90,000	92,335
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	140,000	142,708
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	330,000	341,154
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	310,000	316,547
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	680,000	699,380
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	455,000	471,403
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	340,000	345,403
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	245,000	247,239
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	660,000	682,321
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	220,000	226,347
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	485,000	486,795
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	1,070,000	1,081,042
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	570,000	583,412
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,990,000	2,041,521
New Mexico Mortgage Finance Authority Rev., “N”, GNMA, 5.95%, 2037	1,755,000	1,795,277
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	1,380,000	1,392,047
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	70,000	70,892
Oklahoma Housing Finance Agency Rev., 6.65%, 2029	220,000	226,820
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	2,365,000	2,443,731
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	480,251
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	3,810,000	3,934,435
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	370,000	369,859

		$29,064,758

27

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,753,220
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	780,000	780,172
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,615,000	2,738,951
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	985,630

		$6,257,973
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$580,836
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,134,084
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,163,890

		$2,878,810
State & Local Agencies - 8.3%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,706,616
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,802,901
Alabama Building Renovation Authority, AMBAC, 6%, 2018	760,000	800,272
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	3,005,268
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	3,023,460
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016	3,000,000	3,233,340
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.22%, 2018 (p)	16,250,000	19,501,300
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,092,510
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,823,522
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	804,139
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	2,222,352
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,495,450
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,424,150
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	7,221,690
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	29,812,006
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,033,000

28

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Virginia College Building Authority, VA, Public Higher Education Financing, “A”, 5.75%, 2009 (c)	$2,295,000	$2,413,124
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,219,440

		$102,634,540
Student Loan Revenue - 0.6%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$657,300
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,296,253
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,630,865
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	425,000	430,087

		$8,014,505
Tax - Other - 1.1%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$20,000	$20,192
Black Hawk, CO, Device Tax Rev., 5%, 2013	15,000	14,919
Black Hawk, CO, Device Tax Rev., 5%, 2015	45,000	43,825
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	3,640,000	3,879,330
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	1,160,000	1,117,486
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	2,090,000	2,012,837
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	930,000	858,874
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	1,395,000	1,322,669
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, “A”, 6%, 2009 (c)	2,000,000	2,124,480
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	2,010,620

		$13,405,232
Tax Assessment - 1.2%
Fishhawk Community Development District, FL, 5.125%, 2009	$140,000	$139,002
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	2,800,000	2,576,952
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,833
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	925,000	827,431
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,820,000	1,541,795
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	770,868

29

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	$660,000	$660,304
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,161,816
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	115,000	112,641
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	150,000	148,851
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	40,101
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,420,000	1,234,236
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	578,308
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,201,082
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,001,180
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	315,000	302,567
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	800,000	738,760
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	25,000	24,722
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	90,000	89,924
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	660,000	617,859
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	133,720
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	103,532

		$15,055,484
Tobacco - 2.6%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,830,000	$2,835,943
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	2,862,757
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,500,000	1,319,820
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	3,625,000	3,500,590
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	7,180,000	1,271,434
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	14,000,000	697,480

30

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	$2,000,000	$63,440
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,260,000	1,265,103
District of Columbia, Tobacco Settlement, Capital Appreciation, “A”, 0%, 2046	9,730,000	601,703
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,800,000	3,054,156
Guam Economic Development Authority, 5%, 2011 (c)	35,000	37,282
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	213,221
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,759,807
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,650,000	1,564,134
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	2,688,424
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,680,000	2,898,822
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	7,360,000	273,056
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	579,213
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	326,592
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	2,000,000	1,980,540
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	715,000	565,014
Washington Tobacco Settlement Authority, 6.5%, 2026	220,000	226,389

		$31,584,920
Toll Roads - 1.3%
E-470 Public Highway Authority Rev., Capital Appreciation “B”, MBIA, 0%, 2010 (c)	$5,000,000	$3,059,850
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)	10,000,000	10,533,000
New Jersey Turnpike Authority Rev., “C”, MBIA, 6.5%, 2016	235,000	269,620
New Jersey Turnpike Authority Rev., “C”, ETM, MBIA, 6.5%, 2016 (c)	80,000	92,158
Northwest Parkway Public Highway Authority Rev., CO, “C”, FSA, 0%, 2016	1,000,000	907,410
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009 (c)	1,000,000	985,290

		$15,847,328
Transportation - Special Tax - 3.7%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$1,000,000	$1,050,320

31

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Indiana Finance Authority Highway Rev., “A”, FGIC, 4.5%, 2024	$5,000,000	$4,907,750
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)	2,000,000	2,487,940
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,022,400
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,752,090
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	6,014,400
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,502,100
Pennsylvania Turnpike Commission Oil, “A”, AMBAC, 5.25%, 2018	180,000	183,625
Pennsylvania Turnpike Commission Oil, “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,184,431
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	4,570,000	4,715,235
Utah Transis Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	2,225,000	716,361

		$45,536,652
Universities - Colleges - 6.9%
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	$1,000,000	$1,131,150
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	580,000	517,128
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	347,616
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	800,000	792,432
California St. University Rev.,”A”, AMBAC, 5%, 2026	6,795,000	6,871,444
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	257,191
Chabot-Las Positas Community College District, CA, “C”, AMBAC, 0%, 2035	8,750,000	1,767,238
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,260,488
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2032	4,610,000	1,088,098
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2033	3,925,000	869,937
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	5,130,000	1,071,452
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	150,000	146,822
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,898,919

32

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	$5,000,000	$5,112,200
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,742,095
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	865,000	756,244
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,355,000	1,289,093
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	6,298,580
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	487,881
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	1,939,980
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,228,320
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6.25%, 2020 (u)	16,820,000	20,237,151
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	1,370,000	1,401,126
Ohio State University, 6%, 2009 (c)	500,000	536,655
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	9,401,038
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	1,858,083
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	500,000	540,885
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,216,270
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)	1,000,000	1,068,200
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	7,681,015
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	472,536
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	555,916
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,834,760

		$85,677,943
Universities - Dormitories - 0.2%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$245,000	$229,526
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	923,853

33

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$1,000,000	$1,012,800

		$2,166,179
Universities - Secondary Schools - 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$587,650
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,500,000	3,561,180
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019	1,000,000	1,033,700
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2024	1,500,000	1,548,540
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029	1,000,000	1,027,930
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	82,090
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	412,860
New Hampshire Health & Education (Derryfield School), 6.5%, 2010	140,000	142,653
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	490,000	496,458

		$8,893,061
Utilities - Investor Owned - 1.9%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$916,430
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	1,265,000	1,196,930
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,640,800
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022	1,000,000	1,004,040
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	568,062
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	492,940
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,811,094
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	711,188

34

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	$700,000	$748,538
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,023,640
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,014,150
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,410,000	2,354,546
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,500,000	1,419,285
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) “A”, 5.5%, 2022 (a)	500,000	472,220
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,665,000	1,661,171

		$23,035,034
Utilities - Municipal Owned - 9.8%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,699,065
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,886,100
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	170,701
Georgia Municipal Electric Authority Power Rev., MBIA, 6.375%, 2016	2,000,000	2,378,020
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,359,040
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017 (c)	365,000	429,744
Georgia Municipal Electric Authority Power Rev., MBIA, 6.5%, 2020	7,350,000	8,793,173
Hawaii Department of Budget & Finance Rev. (Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	4,008,760
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	28,112,154
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,498,880
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	10,687,728
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,385,495
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)	10,000,000	10,429,300
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,557,560
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,617,581

35

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., FSA, 5.25%, 2008 (c)(u)	$5,000,000	$5,118,250
Puerto Rico Electric Power Authority Rev., FSA, 5.25%, 2008 (c)(u)	6,000,000	6,141,900
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,572,760
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,399,351

		$121,245,562
Utilities - Other - 0.6%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$1,740,000	$1,545,938
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	3,315,000	2,855,972
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	3,575,000	3,017,550

		$7,419,460
Water & Sewer Utility Revenue - 4.2%
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	$1,170,000	$1,271,006
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,000,000	1,086,330
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,146,078
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	4,535,000	4,552,687
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,882,266
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	140,000	128,148
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	4,215,000	4,431,482
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	6,315,000	5,737,620
Massachusetts Water Resources Authority, ETM, 6.5%, 2019	5,965,000	7,085,704
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	490,000	492,994
New York Environmental Facilities, 5%, 2016	430,000	435,586
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	578,989
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,002,240
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,453,299
Pittsburgh, PA, Water & Sewer Authority Rev., “C”, FSA, 5.25%, 2022	2,000,000	2,002,500
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,319,580
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,676,087
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,194,623
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	470,000

36

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	$2,210,000	$2,473,211

		$51,420,430
Total Municipal Bonds (Identified Cost, $1,236,553,860)		$1,260,730,406

Floating Rate Demand Notes - 0.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.03%, due 4/01/08	$500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.17%, due 4/01/08	600,000	600,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$1,100,000
Total Investments (Identified Cost, $1,237,653,860) (k)		$1,261,830,406

Other Assets, Less Liabilities - (2.1)%		(26,126,478)
Net Assets - 100.0%		$1,235,703,928

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(k)	As of March 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,260,730,406 and 99.91% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,083,094, representing 0.5% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers

AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

37

Portfolio of Investments – continued

Inverse	Floaters

RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	77	$9,147,359	Jun-08	$124,061

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

38

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $1,237,653,860)	$1,261,830,406
Cash	7,059,715
Receivable for investments sold	7,614,795
Receivable for fund shares sold	3,575,303
Interest receivable	18,864,272
Other assets	15,803
Total assets		$1,298,960,294
Liabilities
Distributions payable	$1,910,298
Payable for daily variation margin on open futures contracts	20,453
Payable for investments purchased	12,366,242
Payable to the holder of the floating rate certificate from trust assets	47,178,249
Payable for fund shares reacquired	833,527
Payable to affiliates
Management fee	40,327
Shareholder servicing costs	94,591
Distribution and service fees	17,627
Administrative services fee	1,752
Payable for independent trustees’ compensation	78,291
Payable for interest expense and fees	568,912
Accrued expenses and other liabilities	146,097
Total liabilities		$63,256,366
Net assets		$1,235,703,928
Net assets consist of:
Paid-in capital	$1,201,416,357
Unrealized appreciation (depreciation) on investments	24,300,607
Accumulated net realized gain (loss) on investments	9,698,850
Undistributed net investment income	288,114
Net assets		$1,235,703,928
Shares of beneficial interest outstanding		150,442,888

39

Statement of Assets and Liabilities – continued

Class A shares
Net assets	$279,614,006
Shares outstanding	34,055,078
Net asset value per share		$8.21
Offering price per share (100/95.25 × net asset value per share)		$8.62
Class B shares
Net assets	$22,372,118
Shares outstanding	2,720,844
Net asset value and offering price per share		$8.22
Class C shares
Net assets	$42,758,934
Shares outstanding	5,186,760
Net asset value and offering price per share		$8.24
Class A1 shares
Net assets	$864,341,254
Shares outstanding	105,241,966
Net asset value per share		$8.21
Offering price per share (100/95.25 × net asset value per share)		$8.62
Class B1 shares
Net assets	$26,617,616
Shares outstanding	3,238,240
Net asset value and offering price per share		$8.22

On sales of $50,000 or more, the offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

40

Financial Statements

STATEMENT OF OPERATIONS

Year ended 3/31/08

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$60,637,665
Expenses
Management fee	$5,767,536
Distribution and service fees	1,425,636
Shareholder servicing costs	736,317
Administrative services fee	162,093
Independent trustees’ compensation	27,500
Custodian fee	154,567
Shareholder communications	138,230
Auditing fees	74,073
Legal fees	26,116
Interest expense and fees	986,285
Miscellaneous	215,358
Total expenses		$9,713,711
Fees paid indirectly	(6,041)
Reduction of expenses by investment adviser	(2,626,373)
Net expenses		$7,081,297
Net investment income		$53,556,368
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$4,757,064
Swap transactions	427,481
Net realized gain (loss) on investments		$5,184,545
Change in unrealized appreciation (depreciation)
Investments	$(39,043,376)
Futures contracts	124,061
Swap transactions	(36,410)
Net unrealized gain (loss) on investments		$(38,955,725)
Net realized and unrealized gain (loss) on investments		$(33,771,180)
Change in net assets from operations		$19,785,188
See Notes to Financial Statements

41

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 3/31
	2008	2007
Change in net assets
From operations
Net investment income	$53,556,368	$14,697,717
Net realized gain (loss) on investments	5,184,545	793,269
Net unrealized gain (loss) on investments	(38,955,725)	(532,639)
Change in net assets from operations	$19,785,188	$14,958,347
Distributions declared to shareholders
From net investment income
Class A	$(12,232,669)	$(11,328,364)
Class B	(946,157)	(1,227,213)
Class C	(1,451,193)	(1,360,395)
Class A1	(35,551,163)	—
Class B1	(1,003,290)	—
From net realized gain on investments
Class A	(275,822)	—
Class B	(23,678)	—
Class C	(39,170)	—
Class A1	(979,811)	—
Class B1	(32,472)	—
Total distributions declared to shareholders	$(52,535,425)	$(13,915,972)
Change in net assets from fund share transactions	$958,239,656	$(2,410,081)
Total change in net assets	$925,489,419	$(1,367,706)
Net assets
At beginning of period	310,214,509	311,582,215
At end of period (including undistributed net investment income of $288,114 and $285,308, respectively)	$1,235,703,928	$310,214,509

See Notes to Financial Statements

42

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 3/31
	2008	2007		2006	2005	2004
Net asset value, beginning of period	$8.55	$8.53		$8.58	$8.70	$8.54
Income (loss) from investment operations
Net investment income (d)	$0.42	$ 0.42	(z)	$0.41	$0.42	$0.41
Net realized and unrealized gain (loss) on investments	(0.35)	0.00	(w)(z)	(0.06)	(0.13)	0.17
Total from investment operations	$0.07	$0.42		$0.35	$0.29	$0.58
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)		$(0.40)	$(0.41)	$(0.42)
From net realized gain on investments	(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.41)	$(0.40)		$(0.40)	$(0.41)	$(0.42)
Net asset value, end of period	$8.21	$8.55		$8.53	$8.58	$8.70
Total return (%) (r)(s)(t)	0.81	5.00		4.18	3.49	6.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	1.19		1.17	1.04	1.04
Expenses after expense reductions (f)	0.80	0.94		0.92	0.79	0.88
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.70	0.79		0.81	0.79	0.88
Net investment income	4.99	4.91	(z)	4.71	4.90	4.80
Portfolio turnover	32	10		9	8	9
Net assets at end of period (000 Omitted)	$279,614	$248,226		$240,212	$241,850	$264,797

See Notes to Financial Statements

43

Financial Highlights – continued

Class B	Years ended 3/31
	2008	2007		2006	2005	2004
Net asset value, beginning of period	$8.57	$8.54		$8.59	$8.72	$8.55
Income (loss) from investment operations
Net investment income (d)	$0.36	$0.36	(z)	$0.34	$0.36	$0.35
Net realized and unrealized gain (loss) on investments	(0.36)	0.00	(w)(z)	(0.05)	(0.14)	0.18
Total from investment operations	$0.00 (w)	$0.36		$0.29	$0.22	$0.53
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.33)		$(0.34)	$(0.35)	$(0.36)
From net realized gain on investments	(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.33)		$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$8.22	$8.57		$8.54	$8.59	$8.72
Total return (%) (r)(s)(t)	(0.06)	4.34		3.40	2.60	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	1.95		1.92	1.79	1.79
Expenses after expense reductions (f)	1.55	1.70		1.67	1.54	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.45	1.55		1.56	1.54	1.63
Net investment income	4.24	4.16	(z)	3.96	4.15	4.05
Portfolio turnover	32	10		9	8	9
Net assets at end of period (000 Omitted)	$22,372	$26,919		$36,752	$43,930	$52,594

See Notes to Financial Statements

44

Financial Highlights – continued

Class C	Years ended 3/31
	2008	2007		2006	2005	2004
Net asset value, beginning of period	$8.59	$8.56		$8.61	$8.73	$8.56
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.36	(z)	$0.35	$0.36	$0.35
Net realized and unrealized gain (loss) on investments	(0.35)	0.01	(z)	(0.06)	(0.13)	0.18
Total from investment operations	$0.00 (w)	$0.37		$0.29	$0.23	$0.53
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)		$(0.34)	$(0.35)	$(0.36)
From net realized gain on investments	(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.34)		$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$8.24	$8.59		$8.56	$8.61	$8.73
Total return (%) (r)(s)(t)	(0.05)	4.34		3.41	2.72	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	1.94		1.92	1.79	1.79
Expenses after expense reductions (f)	1.55	1.69		1.67	1.54	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.45	1.54		1.56	1.54	1.63
Net investment income	4.23	4.16	(z)	4.09	4.15	4.05
Portfolio turnover	32	10		9	8	9
Net assets at end of period (000 Omitted)	$42,759	$35,070		$34,618	$33,911	$37,508

See Notes to Financial Statements

45

Financial Highlights – continued

Class A1	Year ended 3/31
	2008 (i)
Net asset value, beginning of period	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.34
Net realized and unrealized gain (loss) on investments	(0.18	)(g)
Total from investment operations	$0.16
Less distributions declared to shareholders
From net investment income	$(0.33)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.34)
Net asset value, end of period	$8.21
Total return (%) (r)(s)(t)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)
Expenses after expense reductions (f)	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.44	(a)
Net investment income	5.26	(a)
Portfolio turnover	32
Net assets at end of period (000 Omitted)	$864,341

See Notes to Financial Statements

46

Financial Highlights – continued

Class B1	Year ended 3/31
	2008 (i)
Net asset value, beginning of period	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.29
Net realized and unrealized gain (loss) on investments	(0.18	)(g)
Total from investment operations	$0.11
Less distributions declared to shareholders
From net investment income	$(0.28)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.29)
Net asset value, end of period	$8.22
Total return (%) (r)(s)(t)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)
Expenses after expense reductions (f)	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.21	(a)
Net investment income	4.50	(a)
Portfolio turnover	32
Net assets at end of period (000 Omitted)	$26,618

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

47

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any

48

Notes to Financial Statements – continued

fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and swap agreements.

49

Notes to Financial Statements – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund held interest rate swap agreements during the period which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse

50

Notes to Financial Statements – continued

floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At March 31, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $47,178,249. The weighted average interest rate on the floating rate certificates issued by the trust was 3.21%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the year ended March 31, 2008, interest expense and fees in connection with self-deposited inverse floaters was $986,285. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard

51

Notes to Financial Statements – continued

to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting

52

Notes to Financial Statements – continued

from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

	3/31/08	3/31/07
Ordinary income (including any short-term capital gains)	$—	$24,400
Tax-exempt income	51,184,472	13,891,571
Long-term capital gain	1,350,953	—
	$52,535,425	$13,915,971

The federal tax cost and the tax basis components of distributable earnings were as follows:

3/31/08
Cost of investments	$1,187,463,283
Gross appreciation	$59,592,446
Gross depreciation	(32,403,572)
Net unrealized appreciation (depreciation)	$27,188,874
Undistributed ordinary income	$321,955
Undistributed tax-exempt income	5,169,163
Undistributed long-term capital gain	4,275,745
Other temporary differences	(2,668,166)

53

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2008, this waiver amounted to $2,621,603 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2008 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class AI	Class B1
0.74%	1.49%	1.49%	0.49%	1.25%

This written agreement will continue through July 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the year ended March 31, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $99,518 and $26,752 for the year ended March 31, 2008, as its portion of the initial sales charge on sales of Class A and Class A1 shares, respectively of the fund.

54

Notes to Financial Statements – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$644,977
Class B	0.75%	0.25%	1.00%	1.00%	237,057
Class C	0.75%	0.25%	1.00%	1.00%	364,057
Class B1	0.75%	0.25%	1.00%	0.76%	179,545
Total Distribution and Service Fees					$1,425,636

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B1 shares, assets attributable to such Class B1 shares are subject to the 0.25% annual Class B1 service fee. On assets attributable to all other Class B1 shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class A1, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2008, were as follows:

Amount
Class A	$6,770
Class B	$31,865
Class C	$4,854
Class A1	$123
Class B1	$29,961

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended March 31, 2008, the fee was $435,635, which equated to 0.0416% annually of the fund’s average daily net

55

Notes to Financial Statements – continued

assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $300,682.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the year ended March 31, 2008 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $7,659. This amount is included in independent trustees’ compensation for the year ended March 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $77,702 at March 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $7,009 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $4,770, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

56

Notes to Financial Statements – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $327,834,580 and $394,200,262, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 3/31/08 (i)		Year ended 3/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,188,966	$102,379,470	4,077,868	$34,806,575
Class B	676,593	5,683,358	277,826	2,379,647
Class C	1,967,955	16,577,633	673,589	5,779,551
Class A1	1,362,877	11,483,711	—	—
Class B1	32,015	267,404	—	—
	16,228,406	$136,391,576	5,029,283	$42,965,773
Shares issued in connection with acquisition of MFS Municipal Bond Fund
Class A1	113,972,241	$956,544,151	—	$ —
Class B1	3,971,203	33,357,434	—	—
	117,943,444	$989,901,585	—	$ —
Shares issued to shareholders in reinvestment of distributions
Class A	831,082	$6,992,514	732,144	$6,262,765
Class B	63,839	538,422	74,877	641,277
Class C	113,902	962,766	103,647	890,072
Class A1	2,453,772	20,578,947	—	—
Class B1	65,102	546,737	—	—
	3,527,697	$29,619,386	910,668	$7,794,114
Shares reacquired
Class A	(7,981,503)	$(67,115,365)	(3,968,355)	$(33,877,957)
Class B	(1,161,506)	(9,804,901)	(1,515,106)	(12,956,565)
Class C	(977,878)	(8,264,793)	(738,293)	(6,335,446)
Class A1	(12,546,924)	(105,513,431)	—	—
Class B1	(830,080)	(6,974,401)	—	—
	(23,497,891)	$(197,672,891)	(6,221,754)	$(53,169,968)
Net change
Class A	5,038,545	$42,256,619	841,657	$7,191,383
Class B	(421,074)	(3,583,121)	(1,162,403)	(9,935,641)
Class C	1,103,979	9,275,606	38,943	334,177
Class A1	105,241,966	883,093,378	—	—
Class B1	3,238,240	27,197,174	—	—
	114,201,656	$958,239,656	(281,803)	$(2,410,081)

(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1), through the stated period end.

57

Notes to Financial Statements – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2008, the fund’s commitment fee and interest expense on the line of credit were $4,184 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Municipal Bond Fund. In connection with the acquisition, the fund also issued new share Classes A1 and B1 to the acquired fund shareholders, that differ from existing share Classes A and B in respect to class level expenses. The acquisition was accomplished by a tax-free exchange of 117,943,444 shares of the fund (valued at $989,901,585) for all of the assets and liabilities of MFS Municipal Bond Fund. MFS Municipal Bond Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Municipal Bond Fund’s net assets on that date were $989,901,585, including $45,804,567 of unrealized appreciation, $114,563 of accumulated net investment loss, and $380,444 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,291,597,453.

58

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (one of the portfolios constituting the MFS Municipal Series Trust) (the “Trust”) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2008

59

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)
INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

60

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare
David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director
William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer
(until May 2001)
Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

61

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)
OFFICERS
Robert J. Manning(k) (born 10/20/63)	President	March 2008	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Maria F. Dwyer(k) (born 12/01/58)	Treasurer	March 2008	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004); MFS Group of Funds, President (November 2005 – March 2008)
Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

62

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)
Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)
Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)
Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)
Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

63

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)
Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)
Richard S. Weiztel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)
James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

64

Trustees and Officers – continued

(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Manager
Geoffrey Schechter

65

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the Fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,350,953 as capital gain dividends paid during the fiscal year.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

66

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

67

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended March 31, 2008 and 2007, audit fees billed to the Funds by Deloitte were as follows:

	Audit Fees
	2008	2007
Fees billed by Deloitte:
MFS Alabama Municipal Bond Fund	37,446	36,794
MFS Arkansas Municipal Bond Fund	37,446	36,794
MFS California Municipal Bond Fund	37,446	36,794
MFS Florida Municipal Bond Fund	37,446	36,794
MFS Georgia Municipal Bond Fund	37,446	36,794
MFS Maryland Municipal Bond Fund	37,446	36,794
MFS Massachusetts Municipal Bond Fund	37,446	36,794
MFS Mississippi Municipal Bond Fund	37,446	36,794
MFS Municipal Income Fund	42,461	40,191
MFS New York Municipal Bond Fund	37,446	36,794
MFS North Carolina Municipal Bond Fund	37,446	36,794
MFS Pennsylvania Municipal Bond Fund	37,446	36,794
MFS South Carolina Municipal Bond Fund	37,446	36,794
MFS Tennessee Municipal Bond Fund	37,446	36,794
MFS Virginia Municipal Bond Fund	37,446	36,794
MFS West Virginia Municipal Bond Fund	37,446	36,794

Total	604,151	592,101

For the fiscal years ended March 31, 2008 and 2007, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2008	2007	2008	2007	2008	2007
Fees billed by Deloitte:
To MFS Alabama Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Arkansas Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS California Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Florida Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Georgia Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Maryland Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Massachusetts Municipal Bond Fund	0	0	4,974	5,427	1,305	379

To MFS Mississippi Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Municipal Income Fund	2,500	0	5,028	5,479	1,305	379
To MFS New York Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS North Carolina Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Pennsylvania Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS South Carolina Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Tennessee Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS Virginia Municipal Bond Fund	0	0	4,974	5,427	1,305	379
To MFS West Virginia Municipal Bond Fund	0	0	4,974	5,427	1,305	379

Total fees billed by Deloitte To above Funds:	2,500	0	79,638	86,884	20,880	6,064

To MFS and MFS Related Entities of MFS Alabama Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Arkansas Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS California Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Florida Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Georgia Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Maryland Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Massachusetts Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Mississippi Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Municipal Income Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS New York Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075

To MFS and MFS Related Entities of MFS North Carolina Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Pennsylvania Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS South Carolina Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Tennessee Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS Virginia Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075
To MFS and MFS Related Entities of MFS West Virginia Municipal Bond Fund*	1,461,440	695,825	0	0	244,799	444,075

Aggregate fees for non-audit services:
	2008	2007
To MFS Alabama Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Arkansas Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS California Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Florida Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Georgia Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Maryland Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284

To MFS Massachusetts Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Mississippi Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Municipal Income Fund, MFS and MFS Related Entities#	1,825,754	1,293,336
To MFS New York Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS North Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Pennsylvania Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS South Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Tennessee Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284
To MFS West Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,823,200	1,293,284

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.